As filed with the Securities and Exchange Commission on February 12, 1999

                                                      1933 Act File No. 33-4935
                                                     1940 Act File No. 811-4674

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                             Pre-Effective Amendment No.                     [ ]
                             Post-Effective Amendment No. 29                 [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 29                          [X]

                      FIRST INVESTORS HIGH YIELD FUND, INC.
               (Exact name of Registrant as specified in charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

      (Registrant's Telephone Number, Including Area Code): (212) 858-8000
                               Ms. Concetta Durso
                          Secretary and Vice President
                      First Investors High Yield Fund, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
     [ ]  immediately upon filing pursuant to paragraph (b)
     [X]  on February 19, 1999 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       FIRST INVESTORS HIGH YIELD FUND, INC.

                        CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

           Cover Sheet

           Contents of Registration Statement

           Prospectus for the First Investors High Yield Fund, Inc.

           Combined Prospectus for the First Investors High Yield Fund, Inc., the First Investors Fund for Income, Inc., The First Investors Government Fund, Inc. and the First Investors Investment Grade Fund, a series of First Investors Series Fund

           Combined Statement of Additional Information for the First Investors High Yield Fund, Inc., the First Investors Fund For Income, Inc., the First Investors Government Fund, Inc. and the First Investors Investment Grade Fund, a series of First Investors Series Fund

           Part C of Form N-1A

           Signature Page

[FIRST INVESTORS LOGO]



HIGH YIELD FUND


      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

               The date of this prospectus is February 19, 1999

                                   CONTENTS

OVERVIEW OF THE HIGH YIELD FUND

o     What is the High Yield Fund?
      oo  Objectives
      oo  Primary Investment Strategies
      oo  Primary Risks
o     Who should consider buying the High Yield Fund?
o     How has the High Yield Fund performed?
o     What are the fees and expenses of the High Yield Fund?

THE HIGH YIELD FUND IN DETAIL

o What are the High Yield Fund's objectives, principal investment strategies and principal risks?
o     Who manages the High Yield Fund?

BUYING AND SELLING SHARES

o     How and when does the Fund price its shares?
o     How do I buy shares?
o     Which class of shares is best for me?
o     How do I sell shares?
o     Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

o     What about dividends and capital gain distributions?
o     What about taxes?
o How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

                       OVERVIEW OF THE HIGH YIELD FUND

                         What is the High Yield Fund?

Objectives     The Fund  primarily  seeks high  current  income and  secondarily seeks capital appreciation.

Primary
Investment
Strategies      The Fund  primarily  invests  in a  diversified  portfolio  of high-yield,  below-investment  grade corporate bonds (commonly known as "junk  bonds").  These bonds  provide a higher  level of income  than  investment  grade bonds  because  they have a higher risk of  default.  The Fund seeks to reduce the risk of a default by selecting  bonds through  careful credit research and  analysis.  The  Fund  seeks to  reduce  the  impact  of a potential  default by diversifying its investments among bonds of many  different  companies and  industries.  While the Fund invests  primarily in domestic  companies,  it also invests in
                securities   of  issuers   domiciled  in  foreign   countries,
                including emerging or developing  countries.  These securities will  generally be  dollar-denominated  and traded in the U.S.
                The Fund seeks to achieve  capital  appreciation  by investing
                in  high  yield   bonds  with  stable  to   improving   credit
                conditions and, to a limited extent, in common stocks.

Primary
Risks           There  are  five  primary  risks  of  investing  in the  Fund.
                First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of an issuer of bonds owned by the Fund or as a result of a default by the issuer. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings. High yield bonds issued by foreign companies are subject to additional risks including political instability, government regulation, and differences in financial reporting standards. Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors. Third, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell. Fourth, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise. Fifth, because the Fund may decide to invest a portion of its assets in common stocks, its shares may be more volatile and its yield may be less than those of other high yield bond funds which do not invest in common stocks. Fluctuations in the prices of high yield bonds can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

               AN  INVESTMENT  IN THE  FUND  IS NOT A  BANK  DEPOSIT  AND IS NOT
               INSURED  OR   GUARANTEED   BY  THE  FEDERAL   DEPOSIT   INSURANCE
               CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

               Who should consider buying the High Yield Fund?

               The  High   Yield  Fund  is  most   appropriately   used  to  add
               diversification to an investment portfolio. It may be appropriate for you if you:

               o Are seeking an investment that offers a high level of current income and moderate growth potential,
               o Are willing to accept a high degree of credit risk and market volatility, and

               o Have a long-term investment horizon and are able to ride out market cycles.

               You should keep in mind that the High Yield Fund is not a complete investment program. For most investors, a complete program should include stock, fixed income and money market funds. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when stocks outperform other asset classes. Of course, even a diversified investment program could result in a loss.

                    How has the High Yield Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[BAR CHART OF CHANGES IN PERFORMANCE OF CLASS A SHARES FROM 1989 TO 1998, WITH THE FOLLOWING PLOT POINTS:

1989 -    - 8.07%
1990 -    -17.25%
1991 -     35.87%
1992 -     18.94%
1993 -     16.95%
1994 -       .39%
1995 -     18.43%
1996 -     13.35%
1997 -     11.84%
1998 -      2.83%

During the periods shown, the highest quarterly return was 11.65% (for the quarter ended March 31, 1991) and the lowest quarterly return was -8.30% (for the quarter ended August 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Credit Suisse First Boston High Yield Index ("High Yield Index"). This table assumes that the maximum sales charge or CDSC was paid. The High Yield Index is designed to measure the performance of the high yield bond market. The High Yield Index does not take into account fees and expenses that an investor would incur in holding the securities in the Index. If it did so, the returns would be lower than those shown.

                                                                                     Inception
                                                                                     Class B Shares
                                    1 Year*          5 Years*         10 Years*      (1/12/95)

Class A Shares                      -3.62%           7.77%             7.65%            N/A
Class B Shares                      -2.04            N/A               N/A              10.10%
High Yield Index                     0.58            8.16              10.74            10.57**

*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/98.

            What are the fees and expenses of the High Yield Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                  Class A         Class B
                                                  Shares          Shares
                                                  ------          ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
    (as a percentage of offering price)..........  6.25%           None
Maximum deferred sales charge (load)
    (as a percentage of the lower of purchase
    price or redemption price)...................  None*           4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                   Distribution                        Total
                                                   and Service                      Annual Fund
                                  Management         (12B-1)           Other         Operating           Fee           Net
                                   Fees (1)          Fees (2)         Expenses      Expenses (3)     Waiver (1)     Expenses (3)
                                   --------          --------         --------      ------------     ----------     ------------

Class A Shares..............        0.98%             0.30%           0.33%             1.61%          0.23%           1.38%
Class B Shares..............        0.98              1.00            0.33              2.31           0.23            2.08

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge. **4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years. (1) ..For the fiscal year ended September 30, 1998, the Adviser waived
   Management   Fees  in  excess  of  0.75%  for  the  Fund.   The  Adviser  has
   contractually agreed with the Fund to waive Management Fees in excess of 0.75% for a period of twelve months commencing on February 1, 1999.
(2)Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3)The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest

$10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                         One Year        Three Years       Five Years         Ten Years
                                         --------        -----------       ----------         ---------
If you redeem your shares:
Class A shares                             $757            $1,080            $1,426            $2,398
Class B shares                              611               999             1,414             2,453*

If you do not redeem your shares:
Class A shares                             $757            $1,080            $1,426            $2,398
Class B shares                              211               699             1,214             2,453*

*Assumes conversion to Class A shares eight years after purchase.

                        THE HIGH YIELD FUND IN DETAIL

What are the High Yield Fund's objectives, principal investment strategies, and risks?

Objectives:  The Fund  primarily  seeks high  current  income and  secondarily seeks capital appreciation.

Principal Investment Strategies: The Fund invests at least 65% of its total assets in a diversified portfolio of high-yield, below-investment grade corporate bonds commonly known as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group). High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries, including emerging or developing countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.

To achieve its secondary objective of capital appreciation, the Fund attempts to invest in bonds that have stable to improving credit quality that could appreciate in value because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. It will also invest, opportunistically, in common stocks of domestic and foreign companies that are deemed to offer attractive potential for appreciation. The Fund's investments in common stocks will not exceed 10% of its total assets. (Income-producing preferred stocks, convertible securities, or equity securities that are acquired as part of a unit with a fixed-income security are not considered common stocks for purposes of this limitation.)

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the issuer's managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of the investment, the greater the risk. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

MARKET RISK: The entire junk bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of junk bonds by major investors, high-profile defaults, or changes in the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets. Because the Fund may decide to invest a portion of its assets in common stocks, its shares may be more volatile than those of other high yield bond funds which do not invest in common stocks and its yield may be less than other high yield funds.

LIQUIDITY: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

FOREIGN ISSUERS: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                       Who manages the High Yield Fund?

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Fund. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 51 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of the Fund's operations and determines the Fund's portfolio transactions. For the fiscal year ended September 30, 1998, FIMCO received advisory fees of 0.75% of the Fund's average daily net assets, net of waiver.

George V. Ganter serves as Portfolio Manager of the Fund. Mr. Ganter also serves as Portfolio Manager of certain other First Investors Funds. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst.

In addition to the investment risks of the Year 2000 which are discussed above, the ability of FIMCO and its affiliates to price the Fund's shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by FIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Fund. FIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Fund's other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. Nor can the Fund estimate the extent of any impact.

                          BUYING AND SELLING SHARES

                 How and when does the Fund price its shares?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated once each day as of 4 p.m., Eastern Standard Time ("E.S.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, the Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Fund.

                             How do I buy shares?

You may buy shares of the Fund through a First Investors registered representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. You also may open certain retirement plan accounts with as little as $500 even without an automatic investment plan.
Subsequent investments may be made in any amount.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV.

If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, NJ office by 5 p.m., E.S.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

You can arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

The Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                    Which class of shares is best for me?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is put to work from the outset.

Class A shares of the Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                          Class A Shares

Your investment              Sales Charge as a percentage of
                      offering price        net amount invested

Less than $25,000            6.25%                    6.67%
$25,000-$49,999              5.75                     6.10
$50,000-$99,999              5.50                     5.82
$100,000-$249,999            4.50                     4.71
$250,000-$499,999            3.50                     3.63
$500,000-$999,999            2.50                     2.56
$1,000,000 or more              0*                       0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                Class B Shares

             Year of Redemption
                                                  CDSC as a Percentage of
                                                  Purchase Price or NAV at
                                                  Redemption

             Within the 1st or 2nd year......               4%
             Within the 3rd or 4th year......               3
             In the 5th year.................               2
             In the 6th year.................               1
             Within the 7th year and 8th year               0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

The Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to .30% on Class A shares and 1.00% on Class B shares. No more than .25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of the Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES, SEE THE SECTION ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?" IN THIS PROSPECTUS.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                            How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

               o Contacting your Representative who will place a redemption order for you;

               o Sending a written redemption request to Administrative Data Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

               o  Telephoning  the  Special   Services   Department  of  ADM  at
                  1-800-342-6221   (if  you  have  elected  to  have   telephone
                  privileges); or

               o  Instructing   us  to  make  an   electronic   transfer   to  a
                  predesignated bank (if you have completed an application authorizing such transfers).

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual.
For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

   Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

The Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. The Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                               ACCOUNT POLICIES

             What about dividends and capital gain distributions?

To the extent that it has net investment income, the Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of the Fund's fiscal year. The Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of the Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in the Fund. If any correspondence sent by the Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in the Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will only be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                              What about taxes?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, or 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by the Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

How do I obtain a complete explanation of all account privileges and policies?

The Fund offers a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.


------------------------------------------------------------------------------------------------------
                                               CLASS A
------------------------------------------------------------------------------------------------------
                                           1/1/98 -    1/1/97-     1/1/96 -    1/1/95 -    1/1/94 -
                                            9/30/98     12/31/97    12/31/97    12/31/95    12/31/94
------------------------------------------ ----------- ----------- ----------- ----------- -----------
PER SHARE DATA
Net Asset Value at
     Beginning of Period  . . . . . . .        $5.53       $5.40       $5.22       $4.84       $5.30
                                               -----       -----       -----       -----       -----
 . . . . . . . . . . . .

INCOME FROM INVESTMENT OPERATIONS
     Net investment income . . . . . . .         .35         .46         .47         .47         .48
 . . . . .
     Net realized and unrealized gain
(loss)                                          (.34)        .15         .20         .39        (.46)
                                              -------    -------     -------     -------     --------
        on investments . . . . . . . . .
 . . . . . . . .

         Total from Investment
             Operations   . . . . . . .          .01         .61         .67         .86         .02
                                              ------      ------     -------     -------     -------
 . . . . . . .

Less Distributions from:
     Net Investment Income . . . . . . .         .34         .48         .49         .48         .48
                                              ------      ------     -------     -------     -------
 . . . . .

     Net Realized Gain . . . . . . . . .        --          --          --          --          --
                                              ------      ------     -------     -------     -------

     Total Distributions . . . . . . . .         .34         .48         .49         .48         .48
                                                 ---         ---         ---         ---         ---
 . . . . . . .

Net Asset Value at
     End of  Period . . .  . . . . . . .       $5.20       $5.53       $5.40       $5.22       $4.84
                                               =====       =====       =====       =====       =====

TOTAL RETURN (%)  +  . . . . . . . . . .         .08       11.84       13.35       18.43         .39
----------------
 . . . . . .

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in millions)        $194        $209          $202        $187
 . . .                                                                                        $170

Ratio to Average Net Assets: (%)++
     Expenses  . . . . . . . . . . . . .        1.36(a)     1.29        1.37        1.45        1.56

     Net investment income . . . . . . .        8.36(a)     8.17        8.99        9.22        9.48

Ratio to Average Net Assets
 Before Expenses Waived  (%)
     Expenses  . . . . . . . . . . . . .        1.59(a)     1.48        1.52        1.55        1.59

     Net investment income . . . . . . .        8.13(a)     7.98        8.84        9.12        9.44

Portfolio Turnover Rate (%)  . . . . . .       20          46              29          42          32

  +  Calculated without sales charge.
  *  Date Class B shares first offered.
  ++ Net of expenses waived or assumed.
(a)Annualized.

---------------------------------------------------------------
                           CLASS B
---------------------------------------------------------------
----------------- -------------- --------------- --------------
       1/1/98 -          1/1/97 -       1/1/96 -        1/12/95 -
       9/30/98          12/31/97       12/31/96        12/31/95
----------------- -------------- --------------- --------------



    $5.53             $5.40          $5.23           $4.84
    -----             -----          -----           -----


      .32               .43            .44             .42

     (.34)              .14            .18             .40
    ------              ---        -------         -------


     (.02)              .57            .62             .82
   -------           ------        -------         -------


      .32               .44            .45             .43
   ------            ------        -------         -------

         --               --               --              --

      .32               .44            .45             .43
      ---               ---            ---             ---


    $5.19             $5.53          $5.40           $5.23
    =====             =====          =====           =====

     (.59)            11.11          12.41           17.40


       $9               $7             $4                 $1


     2.06(a)           1.99           2.07            2.22(a)
     7.66(a)           7.47           8.28            8.45(a)



     2.29(a)           2.18           2.22            2.32(a)
     7.43(a)           7.28           8.13            8.35(a)

       20               46             29              42

[FIRST INVESTORS LOGO]

HIGH YIELD FUND

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this prospectus.

SHAREHOLDER   MANUAL:   The   Shareholder   Manual   provides   more  detailed
information about the purchase, redemption and sale of Fund shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Fund by contacting the Fund at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy information about the Fund for a fee (including the Fund's reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                   (Investment Company Act File No:

                                   First Investors High Yield Fund, Inc.
                                   811-4674)

[FIRST INVESTORS LOGO]


TAXABLE BOND FUNDS

GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME
HIGH YIELD

         The Securities and Exchange  Commission has not approved or disapproved
these  securities  or  passed  upon  the  adequacy  of  this   prospectus.   Any
representation to the contrary is a criminal offense.

                The date of this prospectus is February 19, 1999

                                    CONTENTS

INTRODUCTION

FUND DESCRIPTIONS

         Government Fund
         Investment Grade Fund
         Fund For Income
         High Yield Fund

FUND MANAGEMENT

BUYING AND SELLING SHARES

         How and when do the Funds price their shares? How do I buy shares? Which class of shares is best for me?
         How do I sell shares?
         Can I exchange my shares for the shares of other First Investors Funds?

ACCOUNT POLICIES

         What about dividends and capital gain distributions? What about taxes? How do I obtain a complete explanation of all account privileges and policies?

FINANCIAL HIGHLIGHTS

         Government Fund
         Investment Grade Fund
         Fund For Income
         High Yield Fund

                                  INTRODUCTION

         This prospectus describes the First Investors Funds that invest primarily in taxable bonds. Each individual Fund description in this prospectus has an "Overview" which provides a brief explanation of the Fund's objectives, its primary strategies and primary risks, how it has performed, and its fees and expenses. To help you decide which Funds may be right for you, we have included in each Overview a section offering examples of who should consider buying the Fund. Each Fund Description also contains a "Fund in Detail" section with more information on strategies and risks of the Fund.

         None of the Funds in this prospectus pursues a strategy of allocating its assets among stocks, bonds, and money market instruments. For most investors, a complete program should include each of these asset classes. Stocks have historically outperformed other categories of investments over long periods of time and are therefore considered an important part of a diversified investment portfolio. There have been extended periods, however, during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio and benefit when bonds and money market instruments outperform stocks. Of course, even a diversified investment program can result in a loss.

                                FUND DESCRIPTIONS

                                 GOVERNMENT FUND

                                    OVERVIEW

Objective             The Fund seeks to achieve a  significant  level of current income which is consistent with security and liquidity of principal.

Primary
Investment
Strategies            The  Fund  primarily  invests  in  obligations  issued  or guaranteed  as to payment of principal and interest by the
                      U.S. Government,  its agencies or  instrumentalities.  The
                      majority   of   the   Fund's   investments    consist   of
                      mortgage-backed  securities,  guaranteed by the Government
                      National Mortgage Association ("GNMA"). Mortgage-backed securities guaranteed by the GNMA are commonly known as Ginnie Maes. Ginnie Maes represent interests in "pools" of mortgage loans. The yields on Ginnie Maes are higher than on U.S. Treasury securities with comparable maturities.
                      Because GNMA guarantees the timely payment of principal and interest to investors in the pools, the Fund's primary strategies revolve around managing interest rate risk, prepayment risk and extension risk. The Fund attempts to manage these risks by adjusting the duration of its portfolio and the average coupon rate of its Ginnie Mae holdings.

Primary
Risks While Ginnie Maes are guaranteed as to payment of principal and interest, this guarantee does not apply in any way to the market prices of these securities or the Fund's share price, both of which will fluctuate. There are three main risks of investing in Ginnie Maes: interest rate risk, prepayment risk, and extension risk. When interest rates rise, Ginnie Maes tend to decline in price, and when interest rates fall, they tend to increase in price. This is interest rate risk. When interest rates fall, homeowners also tend to refinance their mortgages. When this occurs, the Fund loses the benefit of higher yielding mortgages and must reinvest in lower interest rate mortgages. This is prepayment risk. Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines. The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund. Accordingly, the value of your investment in the Fund as well as the dividends you receive will go up and down, which means that you could lose money.

                      AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Government Fund?

                      The Government Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

                      o Are seeking an investment which offers both current income and credit safety,
                      o Are willing to accept fluctuations in the value of your investment and the income it produces as a result of changes in interest rates and mortgage refinancing, and

                      o Have a long-term investment horizon and are able to ride out market cycles.

                     How has the Government Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[BAR CHART OF CHANGES IN PERFORMANCE OF CLASS A SHARES FROM 1989 TO 1998, WITH FOLLOWING PLOT POINTS:

     1989      12.02%
     1990       9.20%
     1991      15.74%
     1992       5.90%
     1993       3.99%
     1994      -3.22%
     1995      14.98%
     1996       3.51%
     1997       8.40%
     1998       6.06%

During the periods shown, the highest quarterly return was 6.66% (for the quarter ended June 30, 1989) and the lowest quarterly return was -2.81% (for the quarter ended March 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Salomon Brothers Mortgage Index ("Mortgage Index") and the Salomon Brothers Government Index ("Government Index"). This table assumes that the maximum sales charge or CDSC was paid. The Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and Federal Housing Administration ("FHA") and GNMA project notes. The Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. The indices do not take into account fees and expenses that an investor would incur in holding the securities in the indices. If they did so, the returns would be lower than those shown.

                                                           Inception
                                                           Class B Shares
                       1 Year*    5 Years*    10 Years*    (1/12/95)

Class A Shares         -.54%      4.42%       6.83%        N/A
Class B Shares         1.38       N/A         N/A          6.78%
Mortgage Index         6.98       7.27        9.18         7.58**
Government Index       9.84       7.24        9.20         7.98**
*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/98.

             What are the fees and expenses of the Government Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                            Class A     Class B
                                                            Shares      Shares
                                                            ------      ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)................    6.25%       None
Maximum deferred sales charge (load)
     (as a percentage of the lower of purchase
     price or redemption price).........................    None*       4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                   Distribution                     Total
                                   and Service                   Annual Fund
                    Management       (12b-1)         Other        Operating         Fee            Net
                     Fees (1)        Fees (2)      Expenses     Expenses (3)     Waiver (1)    Expenses (3)
                     --------        --------      --------     ------------     ----------    ------------
Class A Shares         1.00%           0.30%         0.32%           1.62%         0.45%          1.17%
Class B Shares         1.00            1.00          0.32            2.32          0.40           1.92

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1998, the Adviser waived Management Fees in excess of 0.65% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.60% for a period of twelve months commencing on February 1, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                    One Year  Three Years  Five Years  Ten Years
                                    --------  -----------  ----------  ---------
If you redeem your shares:
Class A shares                      $737        $ 1,063      $ 1,411     $ 2,391
Class B shares                       595            986       1,404       2,450*

If you do not redeem your shares:
Class A shares                      $737        $ 1,063      $ 1,411     $ 2,391
Class B shares                       195            686        1,204      2,450*
*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

                        What are the Government Fund's objective, principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 80% of its total assets in obligations issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The vast majority of the Fund's investments consist of mortgage-backed securities that are guaranteed by the GNMA. These securities are commonly known as Ginnie Maes. They represent interests in pools of mortgages. The principal and interest from the underlying mortgages are passed through to investors in the pools. The GNMA guarantees the timely payment of principal and interest to the investors in the pools. The GNMA will only guarantee pools of mortgages that are insured by the Federal Housing Administration, Veterans Administration, or Farmers Home Administration.

Because there is essentially no credit risk associated with an investment in Ginnie Maes, the Fund's investment strategy revolves around managing interest rate risk, prepayment risk, and extension risk. Interest rate risk is managed by adjusting the duration of the Ginnie Maes owned by the Fund. Duration is a measurement of a bond's sensitivity to changes in interest rates that takes into consideration not only the maturity of the bond but also the time value of money that will be received from the bond over its life. The Fund will generally adjust duration by buying or selling U.S. Treasury securities. For example, if the Fund believes that interest rates are likely to rise, it will generally attempt to reduce its duration by purchasing U.S. Treasury securities with shorter maturities or selling U.S. Treasury securities with longer maturities. Prepayment risk and extension risk are managed by adjusting the composition of the Fund's holdings of Ginnie Maes. For example, if interest rates appear likely to decline, the Fund may attempt to reduce prepayment risk by buying new Ginnie Maes with lower coupons. Conversely, if interest rates appear likely to increase, the Fund may reduce extension risk by purchasing Ginnie Maes with higher coupons.

The Fund uses a "top-down" approach in making investment decisions based on interest rate, economic and market conditions. In selecting investments, the Fund considers coupon and yield, relative value and weighted average maturity of the pool. The Fund will usually sell an investment when there are changes in the interest rate environment that are adverse to the investment or if it fails to meet the expectations of the portfolio manager. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the Fund:

INTEREST RATE RISK: Because the Fund invests primarily in mortgage-backed securities, it is subject to interest rate risk. In general, the market prices of Ginnie Maes rise when interest rates fall and fall when interest rates rise. Short-term interest rates and long-term interest rates do not necessarily move in the same direction or in the same amounts. Ginnie Maes with longer maturities tend to be more sensitive to interest rate changes than those with shorter maturities.

PREPAYMENT RISK: Because the Fund invests primarily in mortgage-backed securities, it is subject to prepayment risk. When interest rates decline, homeowners tend to refinance their mortgages. When this occurs, investors in Ginnie Mae pools suffer a higher rate of prepayment. As a result, investors in Ginnie Mae pools not only lose the benefit of the higher yielding underlying mortgages that are being prepaid but they must reinvest the proceeds at lower interest rates. This could cause a decrease in the Fund's income and share price.

EXTENSION RISK: Extension risk is the flip side of prepayment risk. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This will increase both the Fund's sensitivity to rising interest rates and its potential for price declines.

FREQUENT TRADING: The Fund may, at times, engage in short-term trading, which could produce higher brokerage costs and taxable distributions and may result in a lower total return for the Fund.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                              INVESTMENT GRADE FUND

                                    OVERVIEW

Objective             The Fund  seeks to  generate  a  maximum  level of  income
                      consistent  with  investment  in  investment   grade  debt
                      securities.

Primary
Investment
Strategies            The Fund  primarily  invests  in  corporate  bonds of U.S.
                      companies  that  are  rated  in one of  the  four  highest ratings  categories  by Moody's  Investors  Service,  Inc.
                      ("Moody's")  or Standard & Poor's  Ratings Group  ("S&P").
                      Such bonds are generally called  "investment grade bonds."
                      Investment  grade bonds offer higher  yields than Treasury
                      securities   of   comparable   maturities   to  compensate
                      investors for the risk of default. The Fund selects bonds primarily on the basis of its own research and investment analysis. The Fund also takes economic and interest rate outlooks into consideration when selecting investments.

Primary
Risks There are two main risks of investing in the Fund: credit risk and interest rate risk. The Fund's share price will decline if one or more of its bond holdings is downgraded in rating, or one or more issuers suffers a default, or there is a concern about credit downgrades or defaults in general as a result of a deterioration in the economy as a whole. Also the Fund's share price will decline as interest rates rise. Like all bonds, investment grade bonds tend to rise in price when interest rates decline, and decline in price when interest rates rise. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

                      AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

              Who should consider buying the Investment Grade Fund?

                      The Investment Grade Fund may be used as a core holding for an investment portfolio or as a base on which to build a portfolio. It may be appropriate for you if you:

                      o     Are  seeking  an  investment  which  offers  current
                            income and a moderate degree of credit risk,
                      o     Are willing to accept  fluctuations  in the value of
                            your investment and the income it produces as a result of changes in interest rates, credit ratings, and the economy, and
                      o Have a long-term investment horizon and are able to ride out market cycles.

                  How has the Investment Grade Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares from year to year over the life of the Fund. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[BAR CHART OF CHANGES IN PERFORMANCE OF CLASS A SHARES FROM 1991 TO 1998, WITH FOLLOWING PLOT POINTS:

     1992                      7.83%
     1993                     11.82%
     1994                     -4.62%
     1995                     19.40%
     1996                      2.39%
     1997                      9.14%
     1998                      8.63%

During the periods shown, the highest quarterly return was 6.71% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.01% (for the quarter ended August 31, 1994). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Lehman Brothers Corporate Bond Index ("Corporate Bond Index"). This table assumes that the maximum sales charge or CDSC was paid. The Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million. The Corporate Bond Index does not take into account fees and expenses that an investor would incur in holding the securities in the Corporate Bond Index. If it did so, the returns would be lower than those shown.

                                                 Inception        Inception
                                                 Class A Shares   Class B Shares
                            1 Year*   5 Years*   (2/19/91)        (1/12/95)

Class A Shares              1.81%     5.32%      7.58%            N/A
Class B Shares              3.79      N/A        N/A               8.31%
Corporate Bond Index        8.57      7.74       9.69**           10.87***
*The annual returns are based upon calendar years.
** The average annual total return shown is for the period 2/1/91 to 12/31/98. ***The average annual total return shown is for the period 1/1/95 to 12/31/98.

          What are the fees and expenses of the Investment Grade Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                            Class A      Class B
                                                            Shares       Shares
                                                            ------       ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)................    6.25%        None
Maximum deferred sales charge (load)
     (as a percentage of the lower of purchase
     price or redemption price).........................    None*        4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                             Distribution                   Total
                                             and Service                 Annual Fund
                                Management     (12b-1)       Other      Operating        Fee          Net
                                 Fees (1)    Fees (2)      Expenses (3) Expenses (4)   Waiver(1),(3) Expenses (4)
                                 --------    --------      ---------    ------------   ----------    --------
Class A Shares................      0.75%      0.30%         0.35%           1.40%        0.30%        1.10%
Class B Shares................      0.75       1.00          0.35            2.10         0.30         1.80

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1998, the Adviser waived Management Fees in excess of 0.60% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.60% for a period of twelve months commencing on February 1, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) For the fiscal year ended September 30, 1998, the Adviser assumed for each class of shares of the Fund for certain Other Expenses that were in excess of 0.20%. The Adviser has contractually agreed with the Fund to assume Other Expenses in excess of 0.20% for a period of twelve months commencing on February 1, 1999.
(4) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------

If you redeem your shares:
Class A shares                     $730       $1,013        $1,316       $2,175
Class B shares                      583          929         1,301        2,228*

If you do not redeem your shares:
Class A shares                     $730       $1,013        $1,316       $2,175
Class B shares                      183          629         1,101        2,228*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

                 What are the Investment Grade Fund's objective,
                  principal investment strategies, and risks?

OBJECTIVE: The Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 65% of its total assets in corporate bonds of companies that are rated investment grade by Moody's or S&P ("investment grade bonds"). These are bonds that are rated among the four highest ratings categories by Moody's or S&P. Investment grade bonds generally offer higher yields than Treasury securities of comparable maturities to compensate investors for the risk of default.

Although the Fund may diversify among the four investment grade ratings, it may emphasize bonds with higher ratings at times when the economy appears to be weakening and bonds with lower ratings when the economy appears to be improving. The Fund adjusts the average weighted maturity of the bonds in its portfolio based on its interest rate outlook. If it believes that interest rates are likely to fall, it will attempt to buy bonds with longer maturities or sell bonds with shorter maturities. By contrast, if it believes interest rates are likely to rise, it will attempt to buy bonds with shorter maturities or sell bonds with longer maturities. The Fund also attempts to stay broadly diversified, but it may emphasize certain industries within a sector based on the outlook for interest rates, economic forecasts, and market conditions. The Fund may buy or sell Treasury securities instead of investment grade corporate bonds to adjust the Fund's average weighted maturity.

Although the Fund will consider ratings assigned by ratings services in selecting investments, it relies principally on its own research and investment analysis. The Fund considers, among other things, the issuer's earnings and cash flow generating capabilities, asset quality, debt levels, and management strength. The Fund will not necessarily sell an investment if its rating is reduced. The Fund usually will sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of an investment, the greater the risk. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds, but BBB-rated bonds may have speculative characteristics as well. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payment of principal and interest.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 FUND FOR INCOME

                                    OVERVIEW

Objectives            The  Fund   primarily   seeks  high  current   income  and
                      secondarily seeks capital appreciation.

Primary
Investment
Strategies            The Fund primarily  invests in a diversified  portfolio of
                      high-yield,   below-investment   grade   corporate   bonds
                      (commonly  known as "junk  bonds").  These bonds provide a higher level of income than investment grade bonds because they  have a higher  risk of  default.  The Fund  seeks to reduce the risk of a default by  selecting  bonds  through careful  credit  research and analysis.  The Fund seeks to reduce  the  impact  of  a  default  by  diversifying  its investments  among bonds of many  different  companies and industries.  While the Fund invests  primarily in domestic companies,  it  also  invests  in  securities  of  issuers domiciled  in foreign  countries.  These  securities  will generally be dollar-denominated and traded in the U.S. The
                      Fund seeks to achieve capital appreciation by investing in
                      high  yield   bonds  with  stable  to   improving   credit
                      conditions.

Primary
Risks                 There are four  primary  risks of  investing  in the Fund.
                      First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of an issuer of bonds owned by the Fund or as a result of a default by the issuer. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings. High yield bonds issued by foreign companies are subject to additional risks including political instability, government regulation and differences in financial reporting standards. Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors. Third, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell. Fourth, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise. Fluctuations in the prices of high yield bonds can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

                      AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the Fund For Income?

                      The Fund For Income is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

                      o Are seeking an investment that offers a high level of current income and moderate growth potential,

                      o Are willing to accept a high degree of credit risk and market volatility, and

                      o Have a long-term investment horizon and are able to ride out market cycles.

                     How has the Fund For Income performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[Bar Chart of Changes in Performance of Class A
Shares From 1989 to 1998, With the Following Plot Points:

          1989       -8.05%
          1990      -17.23%
          1991       42.84%
          1992       16.70%
          1993       18.06%
          1994         .58%
          1995       18.54%
          1996       13.40%
          1997       12.62%
          1998        3.32%

During the periods shown, the highest quarterly return was 14.74% (for the quarter ended March 31, 1991) and the lowest quarterly return was -8.75% (for the quarter ended August 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Credit Suisse First Boston High Yield Index ("High Yield Index"). This table assumes that the maximum sales charge or CDSC was paid. The High Yield Index is designed to measure the performance of the high yield bond market. The High Yield Index does not take into account fees and expenses that an investor would incur in holding the securities in the Index. If it did so, the returns would be lower than those shown.

                                                               Inception
                                                               Class B Shares
                           1 Year*    5 Years*    10 Years*    (1/12/95)

Class A Shares             -3.24      8.07        8.26         N/A
Class B Shares             -1.38      N/A         N/A          10.55%
High Yield Index            0.58      8.16        10.74        10.57**
*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/98.

             What are the fees and expenses of the Fund For Income?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                            Class A      Class B
                                                            Shares       Shares
                                                            ------       ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)................    6.25%        None
Maximum deferred sales charge (load)
     (as a percentage of the lower of purchase
     price or redemption price).........................    None*        4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                          Distribution                 Total
                                          and Service               Annual Fund
                              Management    (12b-1)       Other      Operating
                                Fees        Fees (1)     Expenses   Expenses (2)
                                -----       --------     --------   ------------
Class A Shares.............     0.74%         0.30%        0.25%       1.29%
Class B Shares.............     0.74          1.00         0.25        1.99


*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(2) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------
If you redeem your shares:
Class A shares                     $748     $1,008        $1,288       $2,084
Class B shares                       602       924         1,273        2,136*

If you do not redeem your shares:
Class A shares                     $748     $1,008        $1,288       $2,084
Class B shares                       202       624         1,073        2,136*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

                   What are the Fund For Income's objectives,
                  principal investment strategies, and risks?

OBJECTIVES: The Fund primarily seeks high current income and secondarily seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund primarily invests in a diversified portfolio of high-yield, below-investment grade corporate bonds commonly known as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group). High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. The Fund attempts to invest in bonds that have stable to improving credit quality and potential for capital appreciation because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole.

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the issuer's managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of the investment, the greater the risk. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

MARKET RISK: The entire junk bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of junk bonds by major investors, high-profile defaults, or changes in the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets.

LIQUIDITY: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

FOREIGN  ISSUERS:   Foreign  investments  involve  additional  risks,  including political instability, government regulation, and differences in financial reporting standards.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

ALTERNATIVE STRATEGIES: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 HIGH YIELD FUND

                                    OVERVIEW

Objectives            The  Fund   primarily   seeks  high  current   income  and
                      secondarily seeks capital appreciation.

Primary
Investment
Strategies            The Fund primarily  invests in a diversified  portfolio of
                      high-yield,   below-investment   grade   corporate   bonds
                      (commonly known as "junk bonds"). These bonds provide a higher level of income than investment grade bonds because they have a higher risk of default. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries, including emerging or developing countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to achieve capital appreciation by investing in high yield bonds with stable to improving credit conditions and, to a limited extent, in common stocks.

Primary
Risks                 There are five  primary  risks of  investing  in the Fund.
                      First, the value of the Fund's shares could decline as a result of a deterioration of the financial condition of an issuer of bonds owned by the Fund or as a result of a default by the issuer. This is known as credit risk. High yield bonds carry higher credit risks than investment grade bonds because the companies that issue them are not as strong financially as companies with investment grade credit ratings. High yield bonds issued by foreign companies are subject to additional risks including political instability, government regulation, and differences in financial reporting standards. Second, the value of the Fund's shares could decline if the entire high yield bond market were to decline, even if none of the Fund's bond holdings were at risk of a default. The high yield market can experience sharp declines at times as the result of a deterioration in the overall economy, declines in the stock market, a change of investor tolerance for risk, or other factors. Third, high yield bonds tend to be less liquid than other bonds, which means that they are more difficult to sell. Fourth, while high yield bonds are generally less interest rate sensitive than higher quality bonds, their values generally will decline when interest rates rise. Fifth, because the Fund may decide to invest a portion of its assets in common stocks, its shares may be more volatile and its yield may be less than those of other high yield bond funds which do not invest in common stocks. Fluctuations in the prices of high yield bonds can be substantial. Accordingly, the value of your investment in the Fund will go up and down, which means that you could lose money.

                      AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                 Who should consider buying the High Yield Fund?

                      The High Yield Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

                      o     Are seeking an  investment  that offers a high level
                            of current income and moderate growth potential,
                      o     Are  willing to accept a high  degree of credit risk
                            and market volatility, and
                      o Have a long-term investment horizon and are able to ride out market cycles.

                     How has the High Yield Fund performed?

The bar chart and table below show you how the Fund's performance has varied from year to year and in comparison with a broad-based index. This information gives you some indication of the risks of investing in the Fund.

The Fund has two classes of shares, Class A shares and Class B shares. The bar chart shows changes in the performance of the Fund's Class A shares for each of the last ten calendar years. The performance of Class B shares differs from the performance of Class A shares shown in the bar chart only to the extent that it does not have the same expenses. The bar chart does not reflect sales charges that you may pay upon purchase or redemption of Fund shares. If they were included, the returns would be less than those shown.

[BAR CHART OF CHANGES IN PERFORMANCE OF CLASS A SHARES FROM 1989 TO 1998, WITH THE FOLLOWING PLOT POINTS:

1989 -    - 8.07%
1990 -    -17.25%
1991 -     35.87%
1992 -     18.94%
1993 -     16.95%
1994 -       .39%
1995 -     18.43%
1996 -     13.35%
1997 -     11.84%
1998 -      2.83%

During the periods shown, the highest quarterly return was 11.65% (for the quarter ended March 31, 1991) and the lowest quarterly return was -8.30% (for the quarter ended August 30, 1990). THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

The following table shows how the average annual total returns for Class A shares and Class B shares compare to those of the Credit Suisse First Boston High Yield Index ("High Yield Index"). This table assumes that the maximum sales charge or CDSC was paid. The High Yield Index is designed to measure the performance of the high yield bond market. The High Yield Index does not take into account fees and expenses that an investor would incur in holding the securities in the Index. If it did so, the returns would be lower than those shown.

                                                               Inception
                                                               Class B Shares
                           1 Year*    5 Years*    10 Years*    (1/12/95)

Class A Shares             -3.62%     7.77%       7.65%        N/A
Class B Shares             -2.04      N/A         N/A          10.10%
High Yield Index            0.58      8.16        10.74        10.57**
*The annual returns are based upon calendar years.
**The average annual total return shown is for the period 1/1/95 to 12/31/98.

             What are the fees and expenses of the High Yield Fund?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                            Class A      Class B
                                                            Shares       Shares
                                                            ------       ------
SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)................    6.25%        None
Maximum deferred sales charge (load)
     (as a percentage of the lower of purchase
     price or redemption price).........................    None*        4%**

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)


                                             Distribution                  Total
                                             and Service                Annual Fund
                                Management     (12b-1)        Other     Operating        Fee           Net
                                  Fees (1)     Fees (2)     Expenses   Expenses (3)   Waiver (1)   Expenses (3)
                                  --------     --------     --------   ------------   ----------   ------------
Class A  Shares.............       0.98%         0.30%        0.33%        1.61%        0.23%          1.38%
Class B Shares..............       0.98          1.00         0.33         2.31         0.23           2.08

*A contingent deferred sales charge of 1.00% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
**4% in the first year; declining to 0% after the sixth year. Class B shares convert to Class A shares after 8 years.
(1) For the fiscal year ended September 30, 1998, the Adviser waived Management Fees in excess of 0.75% for the Fund. The Adviser has contractually agreed with the Fund to waive Management Fees in excess of 0.75% for a period of twelve months commencing on February 1, 1999.
(2) Because the Fund pays Rule 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(3) The Fund has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Annual Fund Operating Expenses or Net Expenses.

EXAMPLE

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same, except for year one which is net of fees waived. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                 One Year   Three Years   Five Years   Ten Years
                                 --------   -----------   ----------   ---------
If you redeem your shares:
Class A shares                    $757        $1,080        $1,426       $2,398
Class B shares                     611           999         1,414        2,453*

If you do not redeem your shares:
Class A shares                    $757        $1,080        $1,426       $2,398
Class B shares                     211           699         1,214        2,453*

*Assumes conversion to Class A shares eight years after purchase.

                               THE FUND IN DETAIL

                   What are the High Yield Fund's objectives, principal investment strategies, and risks?

Objectives: The Fund primarily seeks high current income and secondarily seeks capital appreciation.

Principal Investment Strategies: The Fund invests at least 65% of its total assets in a diversified portfolio of high-yield, below-investment grade corporate bonds commonly known as "junk bonds" (those rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Ratings Group). High yield bonds generally provide higher income than investment grade bonds to compensate investors for their higher risk of default (i.e., failure to make required interest or principal payments). High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former Blue Chip companies downgraded because of financial problems, companies using debt rather than equity to fund capital investment or spending programs, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The Fund's portfolio may include zero coupon bonds and pay in kind bonds. While the Fund invests primarily in domestic companies, it also invests in securities of issuers domiciled in foreign countries, including emerging or developing countries. These securities will generally be dollar-denominated and traded in the U.S. The Fund seeks to reduce the risk of a default by selecting bonds through careful credit research and analysis. The Fund seeks to reduce the impact of a potential default by diversifying its investments among bonds of many different companies and industries.

To achieve its secondary objective of capital appreciation, the Fund attempts to invest in bonds that have stable to improving credit quality that could appreciate in value because of a credit rating upgrade or an improvement in the outlook for a particular company, industry or the economy as a whole. It will also invest, opportunistically, in common stocks of domestic and foreign companies that are deemed to offer attractive potential for appreciation. The Fund's investments in common stocks will not exceed 10% of its total assets. (Income-producing preferred stocks, convertible securities, or equity securities that are acquired as part of a unit with a fixed-income security are not considered common stocks for purposes of this limitation.)

Although the Fund will consider ratings assigned by ratings agencies in selecting high yield bonds, it relies principally on its own research and investment analysis. The Fund considers a variety of factors, including the issuer's managerial strength, anticipated cash flow, debt maturity schedules, borrowing requirements, interest or dividend coverage, asset coverage and earnings prospects. The Fund will usually sell a bond when it shows deteriorating fundamentals or falls short of the portfolio manager's expectations. Information on the Fund's recent strategies and holdings can be found in the most recent annual report (see back cover).

PRINCIPAL RISKS: Any investment carries with it some level of risk. In general, the greater the potential reward of the investment, the greater the risk. Here are the principal risks of owning the Fund:

CREDIT RISK: This is the risk that an issuer of bonds will be unable to pay interest or principal when due. The prices of bonds are affected by the credit quality of the issuer. High yield bonds are subject to greater credit risk than higher quality bonds because the companies that issue them are not as financially strong as companies with investment grade ratings. Changes in the financial condition of an issuer, changes in general economic conditions, and changes in specific economic conditions that affect a particular type of issuer can impact the credit quality of an issuer. Such changes may weaken an issuer's ability to make payments of principal or interest, or cause an issuer of bonds to fail to make timely payments of interest or principal. Lower quality bonds generally tend to be more sensitive to these changes than higher quality bonds. While credit ratings may be available to assist in evaluating an issuer's credit quality, they may not accurately predict an issuer's ability to make timely payments of principal and interest.

MARKET RISK: The entire junk bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market volatility, large sustained sales of junk bonds by major investors, high-profile defaults, or changes in the market's psychology. This degree of volatility in the high yield market is usually associated more with stocks than bonds. The prices of high yield bonds held by the Fund could therefore decline, regardless of the financial condition of the issuers of such bonds. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when prices generally go down, referred to as "bear" markets. Because the Fund may decide to invest a portion of its assets in common stocks, its shares may be more volatile than those of other high yield bond funds which do not invest in common stocks and its yield may be less than other high yield funds.

LIQUIDITY: High yield bonds tend to be less liquid than higher quality bonds, meaning that it may be difficult to sell high yield bonds at a reasonable price, particularly if there is a deterioration in the economy or in the financial prospects of their issuers. As a result, the prices of high yield bonds may be subject to wide price fluctuations due to liquidity concerns.

INTEREST RATE RISK: The market value of a bond is affected by changes in interest rates. When interest rates rise, the market value of a bond declines, when interest rates decline, the market value of a bond increases. The price volatility of a bond also depends on its maturity and duration. Generally, the longer the maturity and duration of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities and durations generally offer higher yields than bonds with shorter maturities and durations.

FOREIGN ISSUERS: Foreign investments involve additional risks, including currency fluctuations, political instability, government regulation, differences in financial reporting standards, and less stringent regulation of foreign securities markets.

YEAR 2000 RISKS: The values of securities owned by the Fund may be negatively affected by Year 2000 problems. Many computer systems are not designed to process correctly date-related information after January 1, 2000. The issuers of securities held by the Fund may incur substantial costs in ensuring that computer systems on which they rely are Year 2000 ready and may face business and legal problems if these systems are not ready. If computer systems used by exchanges, broker-dealers, and other market participants are not Year 2000 ready, valuing and trading securities could be difficult. These problems could have a negative effect on the Fund's investments and returns.

Alternative Strategies: At times the Fund may judge that market, economic or political conditions make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Fund then may temporarily use alternative strategies that are mainly designed to limit the Fund's losses.

                                 FUND MANAGEMENT

First Investors Management Company, Inc. ("FIMCO") is the investment adviser to the Funds. Its address is 95 Wall Street, New York, NY 10005. It currently serves as investment adviser to 51 mutual funds or series of funds with total net assets of approximately $5 billion. FIMCO supervises all aspects of each Fund's operations and determines each Fund's portfolio transactions. For the fiscal year ended September 30, 1998, FIMCO received advisory fees as follows:
 .65% of average daily net assets, net of waiver, for Government Fund; .60% of average daily net assets, net of waiver, for Investment Grade Fund; .74% of average daily net assets for Fund For Income; and .75% of average daily net assets, net of waiver, for High Yield Fund.

Clark D. Wagner serves as Portfolio Manager of the Government Fund and Co-Portfolio Manager of the Investment Grade Fund. Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds. Mr. Wagner has been Chief Investment Officer of FIMCO since 1992.

Nancy W. Jones serves as Co-Portfolio Manager of the Investment Grade Fund and Portfolio Manager of the Fund For Income. Ms. Jones manages certain other First Investors Funds. Ms. Jones joined FIMCO in 1983 as Director of Research in the High Yield Department.

George V. Ganter serves as Portfolio Manager of the High Yield Fund. Mr. Ganter also serves as Portfolio Manager of certain other First Investors Funds. Mr. Ganter joined FIMCO in 1985 as a Senior Investment Analyst.

In addition to the investment risks of the Year 2000 which are disclosed above, the ability of FIMCO and its affiliates to price the Funds' shares, process purchase and redemption orders, and render other services could be adversely affected if the computers or other systems on which they rely are not properly programmed to operate after January 1, 2000. Additionally, because the services provided by FIMCO and its affiliates depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of such third party computer systems to deal with the Year 2000 may have a negative effect on the services provided to the Funds. FIMCO and its affiliates are taking steps that they believe are reasonably designed to address the Year 2000 problem for computer and other systems used by them and are obtaining assurances that comparable steps are being taken by the Funds' other service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. Nor can the Funds estimate the extent of any impact.

                            BUYING AND SELLING SHARES

                  How and when do the Funds price their shares?

The share price (which is called "net asset value" or "NAV" per share) for each Fund is calculated once each day as of 4 p.m., Eastern Standard Time ("E.S.T."), on each day the New York Stock Exchange ("NYSE") is open for regular trading. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

In valuing its assets, each Fund uses the market value of securities for which market quotations or last sale prices are readily available. If there are no readily available quotations or last sale prices for an investment or the available quotations are considered to be unreliable, the securities will be valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors of the Funds.

                              How do I buy shares?

You  may  buy  shares  of  each  Fund  through  a  First  Investors   registered
representative or through a registered representative of an authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. However, we offer automatic investment plans that allow you to open a Fund account with as little as $50. You also may open certain retirement plan accounts with as little as $500 even without an automatic investment plan. Subsequent investments may be made in any amount.

If we receive your application or order in our Woodbridge, N.J. offices in correct form, as described in the Shareholder Manual, prior to the close of regular trading on the NYSE, your transaction will be priced at that day's NAV. If you place your order with your Representative prior to the close of regular trading on the NYSE, your transaction will also be priced at that day's NAV provided that your Representative transmits the order to our Woodbridge, N.J. office by 5 p.m., E.S.T. Orders placed after the close of regular trading on the NYSE will be priced at the next business day's NAV. The procedures for processing transactions are explained in more detail in our Shareholder Manual which is available upon request.

You can arrange to make systematic investments electronically from your bank account or through payroll deduction. All the various ways you can buy shares are explained in the Shareholder Manual. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

Each Fund reserves the right to refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

                      Which class of shares is best for me?

Each Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is put to work from the outset.

Class A shares of a Fund are sold at the public offering price which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.

                                     Class A Shares

Your investment                      Sales Charge as a percentage of
                                     -------------------------------
                                offering price            net amount invested

Less than $25,000                    6.25%                      6.67%
$25,000-$49,999                      5.75                       6.10
$50,000-$99,999                      5.50                       5.82
$100,000-$249,999                    4.50                       4.71
$250,000-$499,999                    3.50                       3.63
$500,000-$999,999                    2.50                       2.56
$1,000,000 or more                   0*                         0*

*If you invest $1,000,000 or more in Class A shares, you will not pay a front-end sales charge. However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a contingent deferred sales charge ("CDSC") of 1.00%.

Class B shares are sold at net asset value, without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                 Class B Shares

                  Year of Redemption      CDSC as a Percentage of Purchase Price
                  ------------------             or NAV at Redemption
                                                 --------------------

                  Within the 1st or 2nd year..............   4%
                  Within the 3rd or 4th year..............   3
                  In the 5th year.........................   2
                  In the 6th year.........................   1
                  Within the 7th year and 8th year........   0

There is no CDSC on Class B shares which are acquired through reinvestment of dividends or distributions. The CDSC is imposed on the lower of the original purchase price or the net asset value of the shares being sold. For purposes of determining the CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month at the average cost of all purchases made during that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there is an insufficient number of these shares to meet your request in full, we will then sell those shares that have the lowest CDSC.

Sales charges and CDSCs may be reduced or waived under certain circumstances and for certain groups. Consult your Representative or call us directly at 1-800-423-4026 for details.

Each Fund has adopted a plan pursuant to Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Each class of shares pays Rule 12b-1 fees for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to .30% on Class A shares and 1.00% on Class B shares. No more than .25% of these payments may be for service fees. These fees are paid monthly in arrears. Because these fees are paid out of a Fund's assets on an on-going basis, the higher fees for Class B shares will increase the cost of your investment and over time may cost you more than paying the initial sales charge for Class A shares.

FOR ACTUAL PAST EXPENSES OF CLASS A AND CLASS B SHARES OF A FUND, SEE THE APPROPRIATE SECTION IN THIS PROSPECTUS ENTITLED "WHAT ARE THE FEES AND EXPENSES OF THE FUND?"

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases in excess of $250,000. If you are investing in excess of $1,000,000, we will only sell Class A shares to you. For purchases below $250,000, the class that is best for you generally depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what Class of shares you want, we will purchase Class A shares for you.

                              How do I sell shares?

You may redeem your Fund shares on any day the Fund is open for business by:

        o Contacting your Representative who will place a redemption order for you;

        o   Sending  a  written  redemption   request  to  Administrative   Data
            Management Corp., ("ADM") at 581 Main Street, Woodbridge, NJ 07095-1198;

        o Telephoning the Special Services Department of ADM at 1-800-342-6221 (if you have elected to have telephone privileges); or

        o   Instructing  us to make an  electronic  transfer to a  predesignated
            bank  (if  you  have  completed  an  application   authorizing  such
            transfers).

Your redemption request will be processed at the price next computed after we receive the request in good order, as described in the Shareholder Manual. For all requests, have your account number available.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared. This may take up to 15 days from the date of your purchase. You may not redeem shares by telephone or Electronic Fund Transfer unless you have owned the shares for at least 15 days.

If your account falls below the minimum account balance for any reason other than market fluctuation, each Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $15 annually on 60 days prior notice. Each Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

Each Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

     Can I exchange my shares for the shares of other First Investors Funds?

You may exchange shares of a Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (i.e., Class A to Class A). Consult your Representative or call ADM at 1-800-423-4026 for details.

Each Fund reserves the right to reject any exchange request that appears to be part of a market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the funds involved, and the background of the shareholder or dealer involved. Each Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing.

                                ACCOUNT POLICIES

              What about dividends and capital gain distributions?

To the extent that it has net investment income, a Fund will declare on a daily basis and pay, on a monthly basis, dividends from net investment income. Any net realized capital gains will be declared and distributed on an annual basis, usually after the end of a Fund's fiscal year. A Fund may make an additional distribution in any year if necessary to avoid a Federal excise tax on certain undistributed income and capital gain.

Dividends and other distributions paid on both classes of a Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of a Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses. In order to be eligible to receive a dividend or other distribution, you must own Fund shares as of the close of business on the record date of the distribution.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of a Fund or certain other First Investors Funds, or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional shares of a Fund. If you do not cash a distribution check and do not notify ADM to issue a new check within 12 months, the distribution may be reinvested in a Fund. If any correspondence sent by a Fund is returned as "undeliverable," dividends and other distributions automatically will be reinvested in a Fund. No interest will be paid to you while a distribution remains uninvested.

A dividend or other distribution paid on a class of shares will only be paid in additional shares of the distributing class if the total amount of the distribution is under $5 or a Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

                                What about taxes?

Any dividends or capital gain distributions paid by a Fund are taxable to you unless you hold your shares in an individual retirement account ("IRA"), 403(b) account, or 401(k) account, or other tax-deferred account. Dividends (including distributions of net short-term capital gains) are taxable to you as ordinary income. Capital gain distributions (essentially, distributions of net long-term capital gains) by a Fund are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Your sale or exchange of Fund shares may be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 How do I obtain a complete explanation of all account privileges and policies?

The Funds offer a full range of special privileges, including special investment programs for group retirement plans, systematic investment programs, automatic payroll investment programs, telephone privileges, check writing privileges, and expedited redemptions by wire order or Automated Clearing House transfer. The full range of privileges, and related policies, are described in a special Shareholder Manual, which you may obtain on request. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Tait, Weller & Baker, whose report, along with the Funds' financial statements, are included in the SAI, which is available upon request.


                                 GOVERNMENT FUND

---------------------------------------------------------------------------------------------------
                                                                  Class A
                                        -----------------------------------------------------------
                                        1/1/98 -    1/1/97 -     1/1/96 -    1/1/95 -    1/1/94 -
                                         9/30/98     12/31/97    12/31/96     12/31/95    12/31/94
---------------------------------------------------------------------------------------------------
PER SHARE DATA
--------------
Net Asset Value at
     Beginning of Period............       $11.29      $11.05      $11.31       $10.50      $11.55
                                           ------      ------      ------       ------      ------
Income from Investment Operations
     Net investment income..........          .49         .69         .68          .71         .69
     Net realized and unrealized
       gain (loss) on investments...          .18         .21        (.30)         .82       (1.06)
                                              ---    --------   ----------   ---------    ---------
         Total from Investment
             Operations.............          .67         .90         .38         1.53        (.37)
                                              ---   ---------   ---------     --------   ----------
Less Distributions from:
     Net investment income..........           .47         .66         .64          .72         .68
     Net realized gains.............           --          --          --           --          --
                                        ---------   ---------   ---------    ---------   ---------
         Total Distributions........          .47         .66         .64          .72         .68
                                              ---   ---------   ---------    ---------   ---------
Net Asset Value at
     End of Period..................       $11.49      $11.29      $11.05       $11.31      $10.50
                                           ------      ======      ======       ======      ======
TOTAL RETURN (%)  +.................         6.03        8.40        3.51        14.98       (3.22)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets,
     End of Period (in millions)....         $161        $170        $187         $217        $219

Ratio to Average
     Net Assets: (%) ++
     Expenses.......................         1.28(a)     1.34        1.39         1.38        1.40
     Net investment income..........         5.71(a)     6.16        6.15         6.50        6.31

Ratio to Average Net
     Assets Before Expenses
     Waived  or Assumed (%)
     Expenses.......................         1.62(a)     1.64        1.63         1.61        1.60
     Net investment income..........         5.37(a)     5.86        5.90         6.27        6.11

Portfolio Turnover Rate (%).........          62         134         121          163         260

   * Date class B shares first offered.
   + Calculated without sales charge.
  ++ Net after fees waived.
 (a) Annualized.

----------------------------------------------------------------------
                               Class B
----------------------------------------------------------------------
     1/1/98 -             1/1/97 -        1/1/96 -         1/12/95* -
     9/30/98           12/31/97          12/31/96         12/31/95
----------------------------------------------------------------------

   $11.27             $11.04            $11.31           $10.52
   ------             ------            ------           ------

      .42                .61               .60              .63

      .19                .21              (.31)             .80
      ---             ------           --------       ---------

      .61                .82               .29             1.43
      ---           --------          --------         --------

      .40                .59               .56              .64
       --                 --                --               --

      .40                .59               .56              .64
 --------           --------          --------        ---------

   $11.48             $11.27            $11.04           $11.31
   ======             ======            ======           ======

     5.54               7.60              2.73            13.94

       $3                 $2                $1              $1

     1.98(a)            2.04              2.09             2.13(a)
     5.01(a)            5.46              5.44             5.75(a)

     2.32(a)            2.34              2.34             2.37(a)
     4.67(a)            5.16              5.20             5.51(a)

       62                134               121             163


                        INVESTMENT GRADE FUND


                        --------------------------------------------------------------------------------------
                                 PER SHARE DATA
                        --------------------------------------------------------------------------------------

                                      Income from Investment Operations         Less Distributions from
                                      ---------------------------------         -----------------------


                         Net Asset      Net      Net Realized                      Net
                          Value at    Invest-    and Unrealized    Total from    Invest-    Total    Total
                         Beginning     ment      Gain (Loss) on    Investment     ment     Realized  Distri-
                         of Period    Income      Investments      Operations    Income     Gains    butions
--------------------------------------------------------------------------------------------------------------
CLASS A
-------
1/1/94 -  12/31/94....   $10.33        $.62        $(1.09)         $(.47)       $.62      $  --        $.62
1/1/95 -  12/31/95....     9.24         .64          1.10           1.74         .64         --         .64
1/1/96 -  12/31/96....    10.34         .62          (.39)           .23         .62        .02         .64
1/1/97 -  12/31/97....     9.93         .62           .25            .87         .61        .03         .64
1/1/98 - 9/30/98......    10.16         .46           .36            .82         .45         --         .45

CLASS B
-------
1/12/95*  to  12/31/95     9.26         .54          1.10           1.64         .55         --         .55
1/1/96 -  12/31/96....    10.35         .55          (.39)           .16         .55        .02         .57
1/1/97 -  12/31/97....     9.94         .55           .26            .81         .55        .03         .58
1/1/98 - 9/30/98......    10.17         .41           .36            .77         .40         --         .40
*      Date Class B shares first offered.
**     Calculated without sales charges.
+      Annualized.
++     Net of expenses waived or assumed.

--------------------------------------------------------------------------------------------------------
                                              RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------

                                                                  Ratio to Average Net
                                            Ratio to Average     Assets Before Expenses
                                              Net Assets ++       Waived or Assumed
                                               ------------      -----------------------


                                                       Net                      Net
 Net Asset      Total                                 Invest-                  Invest-
  Value at      Total       Net Assets                 ment                     ment         Portfolio
  End of       Return**   End of Period   Expenses    Income       Expenses    Income      Turnover Rate
  Period          (%)      (in millions)     (%)         (%)          (%)         (%)          (%)
--------------------------------------------------------------------------------------------------------
 $9.24          (4.62)          $46            .95        6.46         1.47         5.94       17
 10.34          19.40            50           1.10        6.43         1.43         6.10       27
  9.93           2.39            46           1.11        5.96         1.42         5.65       22
 10.16           9.14            45           1.11        6.18         1.43         5.86       34
 10.53           8.29            50           1.10        6.02         1.40         5.72       49

 10.35          18.08             1           1.80+       5.73+        2.13+        5.40+      27
  9.94           1.64             2           1.81        5.26         2.12         4.95       22
 10.17           8.40             3           1.81        5.48         2.13         5.16       34
 10.54           7.73             5           1.80        5.32         2.10         5.02       49



                                 FUND FOR INCOME

--------------------------------------------------------------------------------------------------------
                                                                   Class A
                                             -----------------------------------------------------------
                                             1/1/98 -    1/1/97 -     1/1/96 -    1/1/95 -    1/1/94 -
                                              9/30/98     12/31/97    12/31/96     12/31/95    12/31/94
--------------------------------------------------------------------------------------------------------
PER SHARE DATA
--------------
Net Asset Value at
     Beginning of Period..................            $4.43       $4.29     $4.13      $3.81      $4.17
                                                     -----       -----     -----      -----      -----
Income from Investment Operations
         Net investment income............             .29         .38       .39        .38        .37
         Net realized and unrealized gain
         (loss) on investments............            (.26)        .14       .14        .30       (.35)
                                                   --------    -------   -------    -------    --------

         Total from Investment Operations..            .03         .52       .53        .68        .02
                                                   -------     -------   -------    -------    -------
Less Distributions from
   Net Investment Income....................           .29         .38       .37        .36        .38
                                                   -------     -------   -------    -------    -------
   Net Realized Gain........................            --          --        --         --        --
                                                   -------     -------   -------    -------    -------

        Total distributions.................           .29         .38       .37        .36        .38
                                                   -------     -------   -------    -------    -------
Net Asset Value at End of Period............         $4.17       $4.43     $4.29      $4.13      $3.81
                                                     =====       =====     =====      =====      =====
TOTAL RETURN (%)+...........................           .49       12.62     13.40      18.54        .58
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in millions).....          $410        $439      $432       $425       $401

Ratio to Average Net Assets: (%)++
   Expenses.................................          1.27(a)     1.15      1.16       1.18       1.22
   Net investment income....................          8.68(a)     8.63      9.27       9.53       9.34

Portfolio Turnover Rate (%).................            28          45        30         33         39


   +  Calculated without sales charge.
   ++ Net of expenses waived or assumed.
   *  Date Class B shares first offered.
 (a) Annualized.

----------------------------------------------------------------------
                               Class B
----------------------------------------------------------------------
     1/1/98 -             1/1/97 -        1/1/96 -         1/12/95* -
     9/30/98           12/31/97          12/31/96         12/31/95
----------------------------------------------------------------------

        $4.42             $4.28            $4.13             $3.81
        -----             -----            -----             -----

          .26               .34              .38               .31

         (.26)              .15              .12               .33
        ------           ------          -------           -------

           --               .49              .50               .64
                         ------          -------           -------

          .26               .35              .35               .32
      -------           -------          -------           -------
           --                 --               --                 --

          .26               .35              .35               .32
      -------           -------          -------           -------

        $4.16             $4.42            $4.28             $4.13
        =====             =====            =====             =====

         (.06)            11.95            12.51             17.46

           $9                $6               $3                $2

         1.97(a)           1.85             1.86              1.92(a)
         7.98(a)           7.93             8.57              8.78(a)

           28                45               30                33


                                 HIGH YIELD FUND

-----------------------------------------------------------------------------------------------------
                                              Class A
-----------------------------------------------------------------------------------------------------
                                          1/1/98 -    1/1/97-     1/1/96 -    1/1/95 -    1/1/94 -
                                           9/30/98     12/31/97    12/31/97    12/31/95    12/31/94
-----------------------------------------------------------------------------------------------------
PER SHARE DATA
--------------
Net Asset Value,
     Beginning of Period..................    $5.53       $5.40       $5.22       $4.84       $5.30
                                              -----       -----       -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
     Net investment income................      .35         .46         .47         .47         .48
     Net realized and unrealized gain
    (loss) on investments.................     (.34)        .15         .20         .39        (.46)
                                             -------    -------     -------     -------     --------

         Total from Investment
             Operations...................      .01         .61         .67         .86         .02
                                             ------      ------     -------     -------     -------

Less Distributions from:
     Net Investment Income................      .34         .48         .49         .48         .48
                                             ------      ------     -------     -------     -------

     Net Realized Gain....................       --          --          --          --          --
                                             ------      ------     -------     -------     -------

     Total Distributions..................      .34         .48         .49         .48         .48
                                                ---         ---         ---         ---         ---

Net Asset Value,
     End of Period........................    $5.20       $5.53       $5.40       $5.22       $4.84
                                              =====       =====       =====       =====       =====

TOTAL RETURN (%)  +......................       .08       11.84       13.35       18.43         .39
----------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (in
millions).................................     $194        $209          $202        $187      $170

Ratio to Average Net Assets: (%)++
     Expenses.............................     1.36(a)     1.29        1.37        1.45        1.56
     Net investment income................     8.36(a)     8.17        8.99        9.22        9.48

Ratio to Average Net Assets
 Before Expenses Waived  (%)
     Expenses.............................     1.59(a)     1.48        1.52        1.55        1.59
     Net investment income................     8.13(a)     7.98        8.84        9.12        9.44

Portfolio Turnover Rate (%)...............       20          46          29          42          32

   + Calculated without sales charge
   ++ Net of expenses waived or assumed.
   * Date Class B shares first offered
 (a) Annualized

--------------------------------------------------------------
                           Class B
--------------------------------------------------------------
---------------- -------------- --------------- --------------
       1/1/98 -         1/1/97 -       1/1/96 -        1/12/95 -
       9/30/98         12/31/97       12/31/96        12/31/95
---------------- -------------- --------------- --------------

    $5.53            $5.40          $5.23           $4.84
    -----            -----          -----           -----

      .32              .43            .44             .42

     (.34)             .14            .18             .40
    ------             ---        -------         -------

     (.02)             .57            .62             .82
   -------          ------        -------         -------

      .32              .44            .45             .43
   ------           ------        -------         -------

       --               --             --              --

      .32              .44            .45             .43
      ---              ---            ---             ---

    $5.19            $5.53          $5.40           $5.23
    =====            =====          =====           =====

     (.59)           11.11          12.41           17.40

      $9               $7             $4                 $1

     2.06(a)          1.99           2.07            2.22(a)
     7.66(a)          7.47           8.28            8.45(a)

     2.29(a)          2.18           2.22            2.32(a)
     7.43(a)          7.28           8.13            8.35(a)

       20              46             29              42

[First Investors Logo]

GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME
HIGH YIELD

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

SHAREHOLDER MANUAL: The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Funds' shares.

You can get free copies of reports, the SAI and the Shareholder Manual, request other information and discuss your questions about the Funds by contacting the Funds at:

Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198
Telephone:  1-800-423-4026

You can review and copy information about the Funds for a fee (including the Funds' reports, Shareholder Manual and SAI) at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. You can also send your request and a duplicating fee to the Public Reference Room of the SEC, Washington, DC 20549-6009. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. Text-only versions of Fund documents can be viewed online or downloaded from the SEC's Internet website at http://www.sec.gov.

                                          (Investment Company Act File No: First
                                          Investors    Government   Fund,   Inc.
                                          811-3967,  First Investors  Investment
                                          Grade Fund 811-5690,  First  Investors
                                          Fund For Income, Inc. 811-2107,  First
                                          Investors   High  Yield   Fund,   Inc.
                                          811-4674)

FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS INVESTMENT GRADE FUND
      A SERIES OF FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
FIRST INVESTORS HIGH YIELD FUND, INC.

95 Wall Street
New York, New York  10005
1-800-423-4026

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 19, 1999

      This is a Statement of Additional Information ("SAI") for FIRST INVESTORS GOVERNMENT FUND, INC. ("GOVERNMENT FUND"), FIRST INVESTORS INVESTMENT GRADE FUND ("INVESTMENT GRADE FUND"), A SERIES OF FIRST INVESTORS SERIES FUND ("SERIES FUND"), FIRST INVESTORS FUND FOR INCOME, INC. ("INCOME FUND"), and FIRST INVESTORS HIGH YIELD FUND, INC. ("HIGH YIELD Fund"). Each fund is an open-end diversified management investment company. Series Fund offers five separate series, one of which INVESTMENT GRADE FUND, is described in this SAI, while HIGH YIELD FUND, INCOME FUND and GOVERNMENT FUND each offers one series. GOVERNMENT FUND, INVESTMENT GRADE FUND, INCOME FUND, AND HIGH YIELD FUND are referred to herein collectively as "Funds."

      This SAI is not a prospectus. It should be read in conjunction with the Funds' Prospectus dated February 19, 1999, which may be obtained free of cost from the Funds at the address or telephone number noted above. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may also be obtained free of charge by contacting your Fund at the address or telephone number noted above.

                                TABLE OF CONTENTS

                                                                            PAGE

Investment Strategies and Risks......................................         1
Investment Policies..................................................         4
Futures and Options  Strategies......................................        11
Investment Restrictions..............................................        14
Portfolio Turnover...................................................        19
Directors/Trustees and Officers......................................        20
Management...........................................................        22
Underwriter..........................................................        24
Distribution Plans...................................................        24
Determination of Net Asset Value.....................................        26
Allocation of Portfolio Brokerage....................................        27
Purchase, Redemption and Exchange of Shares..........................        28
Taxes................................................................        29
Performance Information..............................................        31
General Information..................................................        37
Appendix A...........................................................       A-1
Appendix B...........................................................       A-4
Appendix C...........................................................       A-6
Reports of Independent Accountants...................................       A-13
Financial Statements.................................................       A-14
Shareholder Manual:  A Guide to your First Investors Mutual Fund
  Account............................................................

                         INVESTMENT STRATEGIES AND RISKS


GOVERNMENT FUND

      GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with security and liquidity of principal by investing, under normal market conditions, at least 80% of its assets in U.S. Government Obligations (including mortgage-backed securities). The Fund has no fixed policy with respect to the duration of U.S. Government Obligations it purchases. Securities issued or guaranteed as to payment of principal and interest (but not market value) by the U.S. Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Although the payment of interest and principal on a portfolio security may be guaranteed by the U.S. Government or one of its agencies or instrumentalities, shares of GOVERNMENT FUND are not insured or guaranteed by the U.S. Government or any agency or instrumentality. The net asset value of shares of the Fund generally will fluctuate in response to interest rate levels. When interest rates rise, prices of fixed income securities generally decline; when interest rates decline, prices of fixed income securities generally rise. See "U.S. Government Obligations" and "Debt Securities," below.

      GOVERNMENT FUND may invest in mortgage-backed securities, including Government National Mortgage Association ("GNMA") certificates, Federal National Mortgage Association ("FNMA") certificates and Federal Home Loan Mortgage Corporation ("FHLMC") certificates. The Fund also may invest in securities issued or guaranteed by other U.S. Government agencies or instrumentalities, including: the Federal Farm Credit System (obligations supported only by the credit of the issuer, but do not give the issuer the right to borrow from the U.S. Treasury, and are not guaranteed by the U.S. Government); the Federal Home Loan Bank (obligations supported by the right of the issuer to borrow from the U.S. Treasury to meet its obligations but are not guaranteed by the U.S. Government); the Tennessee Valley Authority and the U.S. Postal Service (the obligations of each supported by the right of the issuer to borrow from the U.S. Treasury to meet it obligations); and the Farmers Home Administration and the Export-Import Bank (obligations backed by the full faith and credit of the United States). The Fund may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. See "Mortgage-Backed Securities," below.

      The Fund may, from time to time or for temporary defensive purposes, invest up to 20% of its assets in prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances, repurchase agreements (applicable to U.S. Government Obligations), participation interests, insured certificates of deposit and certificates representing accrual on U.S. Treasury securities. The Fund also may purchase securities on a when-issued basis and make loans of portfolio securities. The Fund may borrow money on a temporary or emergency basis in amounts not exceeding 5% of its total assets.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

INVESTMENT GRADE FUND

      INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in debt securities of U.S. issuers that are rated in the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or in unrated securities that are deemed to be of comparable quality ("investment grade securities") by the Fund's Investment Adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser"). The Fund may invest up to 35% of its total assets in U.S. Government Obligations (including mortgage-backed securities), dividend-paying common and preferred stocks, obligations convertible into common stocks, repurchase agreements, debt securities rated below investment grade and money market instruments. The Fund may invest up to 5% of its net assets in corporate or government debt securities of foreign issuers which are U.S. dollar denominated and traded in U.S. markets. The Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets. The Fund may make loans of portfolios securities and invest up to 5% of its net assets in securities issued on a when-issued or delayed delivery basis. The Fund may invest up to 5% of its net assets in zero coupon or pay-in-kind securities.

      Although up to 100% of the Fund's total assets can be invested in debt securities rated at least Baa by Moody's or at least BBB by S&P, or unrated debt securities deemed to be of comparable quality by the Adviser, no more than 5% of the Fund's net assets may be invested in debt securities rated lower than Baa by Moody's or BBB by S&P (commonly referred to as "high yield bonds" or "junk bonds") (including securities that have been downgraded), or if unrated, deemed to be of comparable quality by the Adviser, or in any equity securities of any issuer if a majority of the debt securities of such issuer are rated lower than Baa by Moody's or BBB by S&P. The Adviser continually monitors the investments in the Fund's portfolio and carefully evaluates on a case-by-case basis whether to dispose of or retain a debt security which has been downgraded to a rating lower than investment grade. However, if downgrading results in the Fund holding more than 5% of its net assets in securities rated lower than Baa by Moody's or BBB by S&P, the Adviser will sell sufficient securities to stay within this limit. See "Debt Securities" and Appendix A for a description of corporate bond ratings.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.

HIGH YIELD FUND AND INCOME FUND

      The HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation by investing, under normal market conditions, at least 65% of its total assets in high risk, high yield securities, commonly referred to as "junk bonds" ("High Yield Securities"). Similarly, the INCOME FUND primarily seeks to earn a high level of current income and, to the extent possible, in view of that objective, secondarily seeks growth of capital by emphasizing, under normal market conditions, investments in High Yield Securities.

      High Yield Securities include the following instruments: fixed, variable or floating rate debt obligations (including bonds, debentures and notes) which are rated below Baa by Moody's or below BBB by S&P, or are unrated and deemed to be of comparable quality by the Fund's Adviser; preferred stocks and dividend-paying common stocks that have yields comparable to those of high yielding debt securities; any of the foregoing securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization ("Deep Discount Securities"); and any securities convertible into any of the foregoing. See "High Yield Securities" and "Deep Discount Securities," below.

      Each Fund may invest in debt securities issued by foreign governments and companies and in foreign currencies for the purpose of purchasing such securities. However, a Fund may not invest more than 5% of its total assets in debt securities issued by foreign governments and companies that are denominated in foreign currencies. Each Fund may invest up to 5% of its total assets in debt securities of issuers located in emerging market countries. Each Fund also may borrow money for temporary or emergency purposes in amounts not exceeding 5% of its total assets, invest up to 10% of its net assets in securities issued on a when-issued or delayed delivery basis, invest up to 15% of its net assets in restricted securities (which may not be publicly marketable), and invest in zero coupon and pay-in-kind securities. In addition, HIGH YIELD FUND may make loans of portfolio securities.

      HIGH YIELD FUND may invest up to 35% of its total assets, and INCOME FUND may invest without limitation, in the following instruments: common and preferred stocks, other than those considered to be High Yield Securities; debt obligations of all types (including bonds, debentures and notes) rated A or better by Moody's or S&P; securities issued by the U.S. Government or its agencies or instrumentalities ("U.S. Government Obligations"); warrants and money market instruments consisting of prime commercial paper, certificates of deposit of domestic branches of U.S. banks, bankers' acceptances and repurchase agreements.

      In any period of market weakness or of uncertain market or economic conditions, each Fund may establish a temporary defensive position to preserve capital by having all or part of its assets invested in short-term fixed income securities or retained in cash or cash equivalents, including bank certificates of deposit, bankers' acceptances, U.S. Government Obligations and commercial paper issued by domestic corporations.

      The medium- to lower-rated, and certain of the unrated, securities in which each Fund invests tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not be as strong as that of other issuers. Debt obligations rated lower than A by Moody's or S&P have speculative characteristics or are speculative, and generally involve more risk of loss of principal and income than higher-rated securities. Also, their yields and market values tend to fluctuate more than those of higher quality securities. The greater risks and fluctuations in yield and value occur because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy. These risks cannot be eliminated, but may be reduced by diversifying holdings to minimize the portfolio impact of any single investment. In addition, fluctuations in market value do not affect the cash income from the securities, but are reflected in the computation of a Fund's net asset value. When interest rates rise, the net asset value of the Funds tends to decrease. When interest rates decline, the net asset value of the Funds tends to increase.

      Variable or floating rate debt obligations in which the Funds may invest periodically adjust their interest rates to reflect changing economic conditions. Thus, changing economic conditions specified by the terms of the security would serve to change the interest rate and the return offered to the investor. This reduces the effect of changing market conditions on the security's underlying market value.

      A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. Although each Fund invests primarily in High Yield Securities, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

      Because of the greater number of investment considerations involved in investing in High Yield Securities, the achievement of either Fund's investment objectives depends more on the Adviser's research abilities than would be the case if a Fund were investing primarily in securities in the higher rated categories. Because medium- to lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investments in securities that carry medium to lower ratings or are unrated. See "Types of Securities and Their Risks-High Yield Securities" and Appendix A for a description of corporate bond ratings.

      Each Fund seeks to achieve its secondary objective to the extent consistent with its primary objective. There can be no assurance that either Fund will be able to achieve its investment objectives. Each Fund's net asset value fluctuates based mainly upon changes in the value of its portfolio securities.

      Additional restrictions are set forth in the "Investment Restrictions" section of this SAI.


                               INVESTMENT POLICIES

      BANKERS' ACCEPTANCES. Each Fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF ACCRUAL ON U.S. TREASURY SECURITIES. GOVERNMENT FUND may purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

      CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government which insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current Federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      CONVERTIBLE SECURITIES. HIGH YIELD FUND, INCOME FUND AND INVESTMENT GRADE FUND may invest in convertible securities. The convertible securities in which the Funds may invest will be rated no higher nor lower by Moody's or by S&P than the bonds in which each Fund may invest. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Adviser will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock and the judgment of the value of the convertible security relative to the common stock at current prices.

      DEBT SECURITIES. Each Fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors which could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit or an increase in the price of commodities such as oil. In addition, the market value of debt securities is influenced by perceptions of the credit risks associated with such securities. Credit risk is the risk that adverse changes in economic conditions can affect an issuer's ability to pay principal and interest. See Appendix A for a description of corporate bond ratings.

      DEEP DISCOUNT SECURITIES. HIGH YIELD FUND AND INCOME FUND may each invest up to 15% of its total assets in securities of companies that are financially troubled, in default or undergoing bankruptcy or reorganization. Such securities are usually available at a deep discount from the face value of the instrument. A Fund will invest in Deep Discount Securities when the Adviser believes that there exist factors that are likely to restore the company to a healthy financial condition. Such factors include a restructuring of debt, management changes, existence of adequate assets or other unusual circumstances. Debt instruments purchased at deep discounts may pay very high effective yields. In addition, if the financial condition of the issuer improves, the underlying value of the security may increase, resulting in a capital gain. If the company defaults on its obligations or remains in default, or if the plan of reorganization is insufficient for debtholders, the Deep Discount Securities may stop paying interest and lose value or become worthless. The Adviser will attempt to balance the benefits of investing in Deep Discount Securities with their risks. While a diversified portfolio may reduce the overall impact of a Deep Discount Security that is in default or loses its value, the risk cannot be eliminated. See "High Yield Securities," below.

      FOREIGN GOVERNMENT OBLIGATIONS. INVESTMENT GRADE FUND, HIGH YIELD FUND AND INCOME FUND may invest in foreign government obligations, which generally consist of obligations supported by national, state or provincial governments or similar political subdivisions. Investments in foreign government debt obligations involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and a Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

      FOREIGN SECURITIES-RISK FACTORS. INVESTMENT GRADE FUND, HIGH YIELD FUND AND INCOME FUND may sell a security denominated in a foreign currency and retain the proceeds in that foreign currency to use at a future date (to purchase other securities denominated in that currency) or the Fund may buy foreign currency outright to purchase securities denominated in that foreign currency at a future date. Investing in foreign securities involves more risk than investing in securities of U.S. companies. Each Fund currently does not intend to hedge its foreign investments against the risk of foreign currency fluctuations. Accordingly, changes in the value of foreign currencies can significantly affect a Fund's share price, irrespective of developments relating to the issuers of securities held by the Funds. In addition, a Fund will be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States; and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

      HIGH YIELD SECURITIES. HIGH YIELD FUND, INCOME FUND AND INVESTMENT GRADE FUND may invest in High Yield Securities. High Yield Securities are subject to greater risks than those that are present with investments in higher grade debt securities, as discussed below.

            EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. Debt obligations rated lower than Baa by Moody's or BBB by S&P, commonly referred to as "junk bonds," are speculative and generally involve a higher risk or loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be less sensitive to interest rate changes than higher-rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities and thus in a Fund's net asset value. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, highly leveraged companies might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and thus a Fund's net asset value. Further, if the issuer of a security owned by a Fund defaults, that Fund might incur additional expenses to seek recovery.

            Generally, when interest rates rise, the value of fixed rate debt obligations, including High Yield Securities, tends to decrease; when interest rates fall, the value of fixed rate debt obligations tends to increase. If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for that Fund. While it is impossible to protect entirely against this risk, diversification of a Fund's portfolio and the Adviser's careful analysis of prospective portfolio securities helps to minimize the impact of a decrease in value of a particular security or group of securities in a Fund's portfolio.

            THE HIGH YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in recent years and its growth paralleled a long economic expansion. At times in the past, the prices of many lower-rated debt securities have declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income streams that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

            CREDIT RATINGS. The credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value. Each Fund which is permitted to invest in High Yield Securities may invest in securities rated as low as D by S&P or C by Moody's or, if unrated, deemed to be of comparable quality by the Adviser. Debt obligations with these ratings either have defaulted or are in great danger of defaulting and are considered to be highly speculative. See "Deep Discount Securities." The Adviser continually monitors the investments in a Fund's portfolio and carefully evaluates whether to dispose of or retain High Yield Securities whose credit ratings have changed. See Appendix A for a description of corporate bond ratings.

            LIQUIDITY AND VALUATION. Lower-rated bonds are typically traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many High Yield Securities may not be as liquid as higher-grade bonds. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more volatile valuations of a Fund's holdings and more difficulty in executing trades at favorable prices during unsettled market conditions.

            The ability of a Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of each Fund's Board of Directors to value High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

      MONEY MARKET INSTRUMENTS. Each Fund may invest in money market instruments. Investments in commercial paper are limited to obligations rated Prime-l by Moody's or A-l by S&P. Commercial paper includes notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in certificates of deposit will be made only with domestic institutions with assets in excess of $500 million. See Appendix A for a description of commercial paper ratings.

      PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock is a security which has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      LOANS OF PORTFOLIO SECURITIES. While they have no present intention of doing so in the coming year, HIGH YIELD FUND, INVESTMENT GRADE FUND AND
GOVERNMENT FUND may loan securities to qualified broker-dealers or other institutional investors provided: the borrower pledges to the Fund and agrees to maintain at all times with the Fund collateral equal to not less than 100% of the value of the securities loaned (plus accrued interest or dividend, if any); the loan is terminable at will by the Fund; the Fund pays only reasonable custodian fees in connection with the loan; and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan. Such loans may be terminated by the Fund at any time and the Fund may vote the proxies if a material event affecting the investment is to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. The Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral.

      MORTGAGE-BACKED SECURITIES. GOVERNMENT FUND AND INVESTMENT GRADE FUND may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans. Each of the certificates described below is characterized by monthly payments to the security holder, reflecting the monthly payments made by the mortgagees of the underlying mortgage loans. The payments to the security holders (such as the Fund), like the payments on the underlying loans, generally represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as twenty to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payments. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities.

      Interest rate fluctuations may significantly alter the average maturity of mortgage-backed securities by changing the rates at which homeowners refinance mortgages. When interest rates rise, prepayments often drop, which should increase the average maturity of the mortgage-backed security. Conversely, when interest rates fall, prepayments often rise, which should decrease the average maturity of the mortgage-backed security.

            GNMA CERTIFICATES. GNMA Certificates are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. In the case of GNMA Certificates, principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

            GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Department of Veteran Affairs ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA also is empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

            LIFE OF GNMA CERTIFICATES. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before maturity of the mortgages in the pool. The Fund normally will not distribute principal payments (whether regular or prepaid) to its shareholders. Rather, it will invest such payments in additional mortgage-backed securities of the types described above. Interest received by the Fund will, however, be distributed to shareholders. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

            YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.

            FHLMC SECURITIES. FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool.

            FNMA SECURITIES. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

            Risk of foreclosure of the underlying mortgages is greater with FHLMC and FNMA securities because, unlike GNMA Certificates, FHLMC and FNMA securities are not guaranteed by the full faith and credit of the U.S. Government.

      PARTICIPATION INTERESTS. Participation interests which may be held by GOVERNMENT Fund are pro rata interests in securities held either by banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities, which are represented by an agreement in writing between the Fund and the entity in whose name the security is issued, rather than possession by the Fund. The Fund will purchase participation interests only in securities otherwise permitted to be purchased by the Fund, and only when they are evidenced by deposit, safekeeping receipts, or book-entry transfer, indicating the creation of a security interest in favor of the Fund in the underlying security. However, the issuer of the participation interests to the Fund will agree in writing, among other things: to promptly remit all payments of principal, interest and premium, if any, to the Fund once received by the issuer; to repurchase the participation interest upon seven days' notice; and to otherwise service the investment physically held by the issuer, a portion of which has been sold to the Fund.

      REPURCHASE AGREEMENTS. While each Fund has no present intention of doing so in the coming year, it may invest in repurchase agreements. A repurchase agreement essentially is a short-term collateralized loan. The lender (a Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date (which typically is the next business day). The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities which serve as collateral are transferred to a Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. Each Fund may enter into repurchase agreements with banks which are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will a Fund invest in repurchase agreements with more than one year in time to maturity. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Each Fund will always receive, as collateral, securities whose market value, including accrued interest, which will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Neither Fund will enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid investments.

      RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS. None of the Funds may purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes foreign issuers' unlisted securities with a limited trading market and repurchase agreements maturing in more than seven days. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Board of Directors or Trustees, as applicable (hereinafter "Directors" or "Board"), or the Adviser has determined under Board-approved guidelines are liquid.

      Restricted securities which are illiquid may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Such securities include those that are subject to restrictions contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be subject to this 15% limit. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund might be unable to dispose of such securities promptly or at reasonable prices.

      SEPARATED OR DIVIDED U.S. TREASURY SECURITIES. GOVERNMENT FUND may invest in separated or divided U.S. Treasury securities. These instruments represent a single interest, or principal, payment on a U.S. Treasury bond which has been separated from all the other interest payments as well as the bond itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Treasury security and prevailing market interest rates when the separated U.S. Treasury security is purchased. Separated U.S. Treasury securities can be considered a zero coupon investment because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

      U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government Obligations. U.S. Government Obligations include: (1) U.S. Treasury obligations (which differ only in their interest rates, maturities and times of issuance), and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States (such as securities issued by the Federal Housing Administration, Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration). The range of maturities of U.S. Government Obligations is usually three months to thirty years.

      WARRANTS. HIGH YIELD FUND, INCOME FUND AND INVESTMENT GRADE FUND may purchase warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is greater risk that warrants might drop in value at a faster rate than the underlying stock.

      WHEN-ISSUED SECURITIES. Each Fund many invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. A Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when a Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When a Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities a Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.

      ZERO COUPON AND PAY-IN-KIND SECURITIES. INVESTMENT GRADE FUND AND GOVERNMENT FUND may each invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay interest through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned each year on zero coupon securities and the "interest" on pay-in-kind securities must be accounted for by the Fund that holds the securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Taxes." These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Each Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.


                         FUTURES AND OPTIONS STRATEGIES

      Although they do not intend to engage in such strategies in the coming year, HIGH YIELD FUND may engage in certain futures strategies to hedge its investment portfolio and INVESTMENT GRADE FUND may buy and sell interest rate futures contracts and buy and sell call and put options thereon traded on a U.S. exchange or board of trade, and may also enter into closing transactions with respect to such options to terminate an existing position. Certain special characteristics of and risks associated with using hedging instruments are discussed below. In addition to the investment guidelines adopted by the Funds' Directors to govern its investments in hedging instruments, use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the Commodities Futures Trading Commission ("CFTC") and the several futures exchanges upon which futures contracts are traded.

      Participation in the futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser's prediction of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. The Fund might not employ any of the strategies described below, and there can be no assurance that any strategy will succeed. The use of these strategies involve certain special risks, including (1) dependence on the Adviser's ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time.

      COVER FOR HEDGING STRATEGIES. In the event that the Funds engage in hedging, they will not use leverage in their hedging strategies. In the case of each transaction entered into as a hedge, the Funds will hold securities or futures positions whose values are expected to offset ("cover") its obligations thereunder. The Funds will not enter into a hedging strategy that exposes the Funds to an obligation to another party unless it owns either (1) an offsetting ("covered") position in securities or futures contracts, or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. The Funds will comply with guidelines established by the SEC with respect to coverage of hedging strategies by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or futures positions used for cover and assets held in a segregated account cannot be sold or closed out while the hedging strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of each Fund's assets could impede portfolio management and decrease a Fund's liquidity.

      FUTURES  GUIDELINES.  In view  of the  risks  involved  in  using  futures
strategies  described  above,  each  Fund's  Board  may  adopt   non-fundamental
investment guidelines to govern the Fund's use of such investments that may be modified by the Board without shareholder vote. In the event that the Fund enters into futures contracts or options thereon other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the in-the-money amount for options that are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any contracts into which the Fund was entered. This policy does not limit the Fund's assets at risk to 5%.

      SPECIAL CHARACTERISTICS AND RISKS OF FUTURES TRADING. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligation to or from a clearing organization. The Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

      Holders and writers of futures positions can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing, respectively, a futures position with the same terms as the position held or written. Positions in futures contracts thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements the Fund would have to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

      Successful use by the Fund of futures contracts will depend upon the Adviser's ability to predict movements in the direction of the overall interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument but to the anticipated levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in prices of the securities being hedged. In addition, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract moves more than the price of the underlying securities, the Fund will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term.

      Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

      Each Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, each Fund also may save on commissions by using futures as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.


                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below have been adopted by the respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security.



GOVERNMENT FUND will not:

      (1) Borrow money, except as a temporary or emergency measure in an amount not to exceed 5% of the value of its assets.

      (2) Pledge assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (1) above, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (3) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Fund's Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all loans, repurchase agreements with more then seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

      (4) Purchase, with respect to only 75% of the Fund's assets, the securities of any issuer (other than U.S. Government Obligations (as defined in the Prospectus)) if, as a result thereof, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities (including any class of voting securities) of such issuer (for this purpose, all debt obligations of an issuer maturing in less than one year are treated as a single class of securities).

      (5) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% of the value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase securities on margin; except that the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities. (The deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.)

      (8) Write put or call options; except that the Fund may write options with respect to U.S. Government Obligations (as defined in the Prospectus) and interest rate futures contracts. Notwithstanding the foregoing, a non-fundamental investment restriction, adopted by the Fund's Board of Directors, prohibits the Fund from engaging in any option transactions.

      (9) Make short sales of securities.

      (10) Issue senior securities.

      (11) Purchase the securities of other investment trusts, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      (12) Underwrite securities issued by other persons except to the extent that, in connection with this disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (13) Buy or sell real estate, (unless acquired as a result of ownership of securities) or interests in oil, gas or mineral exploration; provided, however, the Fund may invest in securities secured by real estate or interests in real estate.

      (14) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options.

      The Fund has adopted the following non-fundamental investment restriction, which may be changed without shareholder approval. This restriction provides that the Fund will not:

      Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

INVESTMENT GRADE FUND will not:

      (1) Make short sales of securities "against the box" in excess of 10% of the Fund's total assets.

      (2) Issue senior securities, as defined in the 1940 Act, or borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

      (3) Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (1) as to 75% of the Fund's total assets (taken at current value), more than 5% of such assets would then be invested in securities of a single issuer, or (2) 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry.

      (4) Purchase more than 10% of the outstanding voting securities of any one issuer or more than 10% of any class of securities of one issuer (all debt and all preferred stock of an issuer are each considered a single class for this purpose).

      (5) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraph (2) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.

      (6) Concentrate its investments in any particular industry.

      (7) Purchase or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and interests in real estate investment trusts. However, this restriction will not preclude bona fide hedging transactions, including the purchase and sale of futures contracts and related options.

      (8) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (9) Make investments for the purpose of exercising control or management.

      (10) Purchase any securities on margin (although the Fund may obtain such short-term credit as may be necessary for the purchases and sales of its portfolio securities).

      (11) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of its portfolio securities, or (c) to the extent a repurchase agreement is deemed a loan.

      (12) Purchase or sell portfolio securities from or to the Adviser or any director, officer or Trustee thereof or of Series Fund, as principals.

      (13) Invest in any securities of any issuer if, to the knowledge of Series Fund, any officer, director or Trustee of Series Fund or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, directors or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

      The following investment restriction is not fundamental and may be changed without shareholder approval. The investment restriction provides that the Fund will not:

      Invest more than 15% of its assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale. Securities that have legal or contractual restrictions as to resale but have a readily available market are not deemed illiquid for purposes of this limitation; the Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees.

HIGH YIELD FUND will not:

      (1) Borrow money, except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets.

      (2)   Engage in "short sales" in excess of 10% of the Fund's total assets.

      (3) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with paragraphs (1) and (2) above and for margin to secure its obligations under interest rate futures contracts, provided the Fund maintains asset coverage of at least 300% for pledged assets.

      (4) Make loans, except by purchase of debt obligations and through repurchase agreements. However, the Board of Directors may, on the request of broker-dealers or other institutional investors which they deem qualified, authorize the Fund to loan securities to cover the borrower's short position; provided, however, the borrower pledges to the Fund and agrees to maintain at all times with the Fund cash collateral equal to not less than 100% of the value of the securities loaned, the loan is terminable at will by the Fund, the Fund receives interest on the loan as well as any distributions upon the securities loaned, the Fund retains voting rights associated with the securities, the Fund pays only reasonable custodian fees in connection with the loan, and the Adviser monitors the creditworthiness of the borrower throughout the life of the loan; provided further, that such loans will not be made if the value of all repurchase agreements with more than seven days to maturity, and other illiquid assets is greater than an amount equal to 15% of the Fund's net assets.

      (5) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (6) Purchase the securities of an issuer if such purchase, at the time thereof, would cause more than 5% value of the Fund's total assets to be invested in securities of issuers which, including predecessors, have a record of less than three years' continuous operation.

      (7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (8) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the Act and are readily marketable and may invest in interest rate futures contracts and options thereon (provided the margin required does not violate the investment restrictions pertaining to pledging assets).

      (9) Invest in companies for the purpose of exercising control or management.

      (10) Invest in securities of other investment companies, except in connection with a merger of another investment company.

      (11) Purchase any securities on margin (however, the Fund's engaging in "hedging transactions" and the margins required thereon shall not be considered a violation of this provision).

      (12) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer or if all such officers and Directors together own more than 5% of the securities of such issuer.

      (13) Invest 25% or more of the value of its total assets in a particular industry at any one time.

      (14) Invest more than 5% of the value of its net assets in warrants, with no more than 2% in warrants not listed on either the New York or American Stock Exchange.

      (15) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (16) Invest more than 15% of the value of its total assets, at the time of purchase, in deep discount securities of companies that are financially troubled, in default or in bankruptcy or reorganization.

      (17) Issue senior securities.

      (18) Invest any of its assets in interests in oil, gas or other mineral exploration or development programs, or in puts, calls, straddles or any combination thereof.

      (19) Invest more than 10% of its net assets in when-issued securities at the time such purchase is made.

      The Fund has adopted the following non-fundamental investment restriction which may be changed without shareholder approval. This investment restriction provides that the Fund will not:

      Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

INCOME FUND will not:

      (1) Borrow money except from banks and only for temporary or emergency purposes and then in amounts not in excess of 5% of its total assets taken at cost or value, whichever is the lesser.

      (2) Make loans to other persons except that the Board of Directors may, on the request of broker-dealers or other institutional investors that it deems qualified, authorize the Fund to lend securities for the purpose of covering short positions of the borrower, but only when the borrower pledges cash collateral to the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities. Such security loans will not be made if as a result the aggregate of such loans exceeds 10% of the value of the Fund's total assets. The Fund may terminate such loans at any time and vote the proxies if a material event affecting the investment is about to occur. The market risk applicable to any security loaned remains a risk of the Fund. The borrower must add to collateral whenever the market value of the securities rises above the level of such collateral. The primary objective of such loaning function is to supplement the Fund's income through investment of the cash collateral in short-term interest-bearing obligations. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan.

      (3) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      (4) Invest more than 5% of the value of its total assets in securities of issuers, including the operations of predecessors, that have been in business for less than three years.

      (5) Invest 25% or more of the value of its total assets in a particular industry at one time.

      (6) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

      (7) Purchase or sell real estate or commodities or commodity contracts. However, the Fund may purchase interests in real estate investment trusts whose securities are registered under the 1933 Act and are readily marketable.

      (8) Invest in companies for the purpose of exercising control or management.

      (9) Invest in securities of other investment companies, except in connection with a merger of another investment company.

      (10) Purchase any securities on margin or sell any securities short.

      (11) Purchase or retain securities of any issuer if any officer or Director of the Fund or the Adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

      (12) Purchase or sell portfolio securities from or to the Adviser or any Director or officer thereof or of the Fund, as principals.

      (13) Issue senior securities.

      The  Fund   has   adopted   the   following   non-fundamental   investment
restrictions,   which  may  be  changed  without  shareholder  approval.   These
investment restrictions provide that the Fund will not:

      (1) Purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements not entitling the holder to payment of principal and interest within seven days and any securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the Fund's investment adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any other applicable rule, and therefore that such securities are not subject to the foregoing limitation.

      (2) Pledge, mortgage or hypothecate any of its assets, except that the Fund may pledge its assets to secure borrowings made in accordance with fundamental investment restriction (1) above, provided the Fund maintains asset coverage of at least 300% for all such borrowings.


                               PORTFOLIO TURNOVER

      Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and may result in a greater number of taxable transactions. See "Allocation of Portfolio Brokerage." For the fiscal years ended December 31, 1997 and September 30, 1998, HIGH YIELD FUND'S portfolio turnover rate was 46% and 20%, respectively, INCOME

FUND'S portfolio turnover rate was 45% and 28%, respectively, GOVERNMENT FUND'S portfolio turnover rate was 134% and 62%, and INVESTMENT GRADE'S portfolio turnover rate was 34% and 49%.


                         DIRECTORS/TRUSTEES AND OFFICERS

      Each Fund's Board of Directors, as part of its overall management responsibility, oversees various organizations responsible for that Fund's day-to-day management. The following table lists the Directors and executive officers of Government Fund, Investment Grade Fund, Income Fund, and/or High Yield Fund, their age, business address and principal occupations during the past five years. Unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005.

GLENN O. HEAD*+ (73), President and Director. Chairman of the Board and Director, Administrative Data Management Corp. ("ADM"), FIMCO, Executive Investors Management Company, Inc. ("EIMCO"), First Investors Corporation
("FIC"), Executive Investors Corporation ("EIC") and First Investors Consolidated Corporation ("FICC").

JAMES J. COY (84),  Emeritus  Director,  90 Buell Lane, East Hampton,  NY 11937.
Retired;  formerly  Senior  Vice  President,   James  Talcott,  Inc.  (financial
institution).

KATHRYN S. HEAD*+ (43), Director, 581 Main Street, Woodbridge, NJ 07095. President and Director, FICC, ADM and FIMCO; Vice President and Director, FIC and EIC; President EIMCO; Chairman, President and Director, First Financial Savings Bank, S.L.A.

LARRY R. LAVOIE* (51) Director. Assistant Secretary, ADM, EIC, EIMCO, FICC, and FIMCO; Secretary and General Counsel, FIC.

REX R. REED** (76), Director, 259 Governors Drive, Kiawah Island, SC 29455. Retired; formerly Senior Vice President, American Telephone & Telegraph Company.

HERBERT  RUBINSTEIN**  (77),  Director,   695  Charolais  Circle,   Edwards,  CO
81632-1136. Retired; formerly President, Belvac International Industries, Ltd. and President, Central Dental Supply.

NANCY SCHAENEN** (67), Director, 56 Midwood Terrace, Madison, NJ 07940. Trustee, Drew University and DePauw University.

JAMES M. SRYGLEY** (66), Director, 33 Hampton Road, Chatham, NJ 07982. Principal, Hampton Properties, Inc. (property investment company).

JOHN T. SULLIVAN* (66), Director and Chairman of the Board; Director, FIMCO, FIC, FICC and ADM; Of Counsel, Hawkins, Delafield & Wood, Attorneys.

ROBERT F. WENTWORTH** (69), Director, RR1, Box 217, Upland Downs Road, Manchester Center, VT 05255. Retired; formerly financial and planning executive with American Telephone & Telegraph Company.

JOSEPH I. BENEDEK (41), Treasurer and Principal Accounting Officer, 581 Main Street, Woodbridge, NJ 07095. Treasurer, FIC, FIMCO, EIMCO and EIC; Comptroller and Treasurer, FICC.

CONCETTA DURSO (63), Vice President and Secretary. Vice President, FIMCO, EIMCO and ADM; Assistant Vice President and Assistant Secretary, FIC and EIC.

NANCY W.  JONES  (54),  Vice  President,  INCOME  FUND.  Vice  President,  First
Investors Asset Management Company, Inc. and First Investors Series Fund; Portfolio Manager, FIMCO.

GEORGE V. GANTER (46), Vice President, HIGH YIELD FUND. Vice President, First Investors Asset Management Company, Inc., First Investors Special Bond Fund, Inc., and Executive Investors Trust; Portfolio Manager, FIMCO.

CLARK D. WAGNER (39), Vice President. Vice President, First Investors Multi-State Insured Tax Free Fund, Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. and First Investors Government Fund, Inc.; Chief Investment Officer, FIMCO.


---------------
* These Directors may be deemed to be "interested persons," as defined in the 1940 Act.
** These Directors are members of the Board's Audit Committee.
+  Mr. Glenn O. Head and Ms. Kathryn S. Head are father and daughter.

      The Directors and officers, as a group, owned less than 1% of either Class A or Class B shares of each Fund.

      All of the officers and Directors, except for Ms. Jones, Mr. Ganter and Mr. Wagner, hold identical or similar positions with the other registered investment companies in the First Investors Family of Funds. Mr. Head is also an officer and/or Director of First Investors Asset Management Company, Inc., First Investors Credit Funding Corporation, First Investors Leverage Corporation, First Investors Realty Company, Inc., First Investors Resources, Inc., N.A.K. Realty Corporation, Real Property Development Corporation, Route 33 Realty Corporation, First Investors Life Insurance Company, First Financial Savings Bank, S.L.A., First Investors Credit Corporation and School Financial Management Services, Inc. Ms. Head is also an officer and/or Director of First Investors Life Insurance Company, First Investors Credit Corporation, School Financial Management Services, Inc., First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Leverage Corporation and Route 33 Realty Corporation.

      The following table lists compensation paid to the Directors of each Fund for the fiscal year ended September 30, 1998.*


                          Aggregate                             Aggregate           Aggregate
                          Compensation      Aggregate           Compensation        Compensation        Total Compensation
                          From              Compensation        From                From                From First Investors
                          High Yield        From                Government          Investment          Family of Funds Paid
Director                  Fund**            Income Fund**       Fund**              Grade Fund**        to Director++
--------                  ------            -------------       ------              ------------        --------------------

James J. Coy***           $0                $0                  $0                  $0                  $0
Roger L. Grayson****      $0                $0                  $0                  $0                  $0
Glenn O. Head             $0                $0                  $0                  $0                  $0
Kathryn S. Head           $0                $0                  $0                  $0                  $0
Larry R. Lavoie+          $0                $0                  $0                  $0                  $0
Rex R. Reed               $1,350            $1,800              $1,350              $600                $34,495
Herbert Rubinstein        $1,350            $1,800              $1,350              $600                $34,495
James M. Srygley          $1,350            $1,800              $1,350              $600                $34,495
John T. Sullivan          $0                $0                  $0                  $0                  $0
Robert F. Wentworth       $1,350            $1,800              $1,350              $600                $34,495
Nancy Schaenen            $1,200            $1,600              $1,200              $500                $31,150


-----------------
* Fiscal year 1998 consisted of nine calendar months, January through September 1998.
** Compensation to officers and interested Directors of the Funds is paid by the Adviser.
*** On March 27, 1997, Mr. Coy resigned as a Director of the Funds. Mr. Coy currently serves as an emeritus Director.
****On August 20, 1998, Mr. Grayson resigned as a Director of the Funds.
+ On September 17, 1998, Mr. Lavoie was elected by the Board of Directors to serve as Director.
++ The First Investors Family of Funds consist of 15 separate registered investment companies.


                                   MANAGEMENT

      Investment advisory services to each Fund are provided by First Investors Management Company, Inc. pursuant to separate Investment Advisory Agreements (each, an "Advisory Agreement") dated June 13, 1994. Each Advisory Agreement was approved by the Board of the applicable Fund, including a majority of the Directors who are not parties to such Fund's Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party ("Independent Directors"), in person at a meeting called for such purpose and by a majority of the public shareholders of the applicable Fund.

      Pursuant to each Advisory Agreement, FIMCO shall supervise and manage each Fund's investments, determine each Fund's portfolio transactions and supervise all aspects of each Fund's operations, subject to review by the applicable Fund's Directors. Each Advisory Agreement also provides that FIMCO shall provide the applicable Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of such Fund and assume certain expenses thereof, other than obligations or liabilities of such Fund. Each Advisory Agreement may be terminated at any time without penalty by the applicable Fund's Directors or by a majority of the outstanding voting securities of such Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Advisory Agreement also provides that it will continue in effect, with respect to the applicable Fund, for a period of over two years only if such continuance is approved annually either by such Fund's Directors or by a majority of the outstanding voting securities of such Fund, and, in either case, by a vote of a majority of such Fund's Independent Directors voting in person at a meeting called for the purpose of voting on such approval.

      Under each Advisory Agreement, the applicable Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedules:

                                 HIGH YIELD FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $200 million.....................................................   1.00%
In excess of $200 million up to $500 million...........................   0.75
In excess of $500 million up to $750 million...........................   0.72
In excess of $750 million up to $1.0 billion...........................   0.69
Over $1.0 billion......................................................   0.66

                                   INCOME FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $250 million.....................................................   0.75%
In excess of $250 million up to $500 million...........................   0.72
In excess of $500 million up to $750 million...........................   0.69
Over $750 million......................................................   0.66

                                 GOVERNMENT FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $200 million....................................................    1.00%
In excess of $200 million up to $500 million..........................    0.75
In excess of $500 million up to $750 million..........................    0.72
In excess of $750 million up to $1.0 billion..........................    0.69
Over $1.0 billion.....................................................    0.66

                              INVESTMENT GRADE FUND
                                                                          Annual
Average Daily Net Assets                                                  Rate
------------------------                                                  ------
Up to $300 million.................................................       0.75%
In excess of $300 million up to $500 million.......................       0.72
In excess of $500 million up to $750 million.......................       0.69
Over $750 million..................................................       0.66


      For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, HIGH YIELD FUND paid the Adviser $1,647,510, $1,674,251 and $1,212,262, respectively, in advisory fees. For the same periods, the Adviser voluntarily waived $290,138, $400,000 and $375,000, respectively, in advisory fees. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, INCOME FUND paid the Adviser $3,153,822, $3,217,285 and $2,448,268, respectively, in advisory fees. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, GOVERNMENT FUND paid the Adviser $1,498,163, $1,241,821 and $810,988, respectively, in advisory fees. For these same time periods, the Adviser voluntarily waived $489,874, $532,208 and $436,686, respectively, in advisory fees. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, INVESTMENT GRADE paid the Adviser $319,601, $307,123 and $226,719, respectively, in advisory fees. For the same periods, the Adviser voluntarily waived $49,170, $47,250, and $56,680, respectively, in advisory fees. In addition, for the same periods the Adviser voluntarily assumed expenses in the amount of $103,286, $105,581, and $58,718, respectively.

      Each Fund bears all expenses of its operations other than those assumed by the Adviser or Underwriter under the terms of its advisory or underwriting agreements. Fund expenses include, but are not limited to: the advisory fee; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

      The Adviser has an Investment Committee composed of Dennis T. Fitzpatrick, George V. Ganter, Richard Guinnessey, David Hanover, Glenn O. Head, Kathryn S. Head, Nancy W. Jones, Michael O'Keefe, Patricia D. Poitra, Clark D. Wagner, and Matthew Wright. The Committee usually meets weekly to discuss the composition of the portfolio of each Fund and to review additions to and deletions from the portfolios.

      First Investors Consolidated Corporation ("FICC") owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Funds' transfer agent. Mr. Glenn O. Head controls FICC and, therefore, controls the Adviser.


                                   UNDERWRITER

      Each Fund has entered into an Underwriting Agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") which requires the Underwriter to use its best efforts to sell shares of the Funds. Each Underwriting Agreement was approved by the applicable Fund's Board, including a majority of the Independent Directors. Each Underwriting Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of such Fund, and in either case by the vote of a majority of such Fund's Independent Directors, voting in person at a meeting called for the purpose of voting on such approval. Each Underwriting Agreement will terminate automatically in the event of its assignment.

      For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, FIC received underwriting commissions with respect to HIGH YIELD FUND of $499,411, $466,862 and $383,388, respectively. For the same periods, FIC reallowed an additional $284,181, $133,969 and $60,089, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, FIC received underwriting commissions with respect to INCOME FUND of $339,449, $472,941 and $503,910, respectively. For the same periods, FIC reallowed an additional $15,512, $60,576 and $102,233, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, FIC received underwriting commissions with respect to GOVERNMENT FUND of $279,408, $176,381 and $127,799, respectively. For the same periods, FIC reallowed an additional $7,092, $8,095 and $8,072, respectively, to unaffiliated dealers. For the fiscal years ended December 31, 1996 and 1997 and September 30, 1998, FIC received underwriting commissions with respect to INVESTMENT GRADE FUND of $349,473, $223,846 and $229,010. For the same periods, FIC reallowed an additional $2,060, $1 and $6,498, respectively, to unaffiliated dealers.


                               DISTRIBUTION PLANS

      As stated in the Funds' Prospectus, pursuant to a separate plan of distribution for each class of shares adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan" and, collectively, "Plans"), each Fund may reimburse or compensate, as applicable, the Underwriter for certain expenses incurred in the distribution of that Fund's shares and the servicing or maintenance of existing Fund shareholder accounts. Each Class B Plan is a compensation plan. Each Class A Plan is a reimbursement plan, except for Investment Grade Fund Class A Plan which is a compensation plan.

      Each Plan was approved by the applicable Fund's Board, including a majority of the Independent Directors, and by a majority of the outstanding voting securities of the relevant class of such Fund. Each Plan will continue in effect from year to year as long as its continuance is approved annually be either the applicable Fund's Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Directors of the applicable Fund. Each Fund's Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under the applicable Plan and the purposes for which such expenditures were made. While each Plan is in effect, the selection and nomination of the applicable Fund's Independent Directors will be committed to the discretion of such Independent Directors then in office.

      Each Plan can be terminated at any time by a vote of a majority of the applicable Fund's Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of such Fund. Any change to any Plan that would materially increase the costs to that class of shares of a Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of such Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the applicable Fund's Independent Directors.

      In adopting each Plan, the Board of each Fund considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit each Fund and their class of shareholders. The Boards believe that amounts spent pursuant to each Plan have assisted each Fund in providing ongoing servicing to shareholders, in competing with other providers of financial services and in promoting sales, thereby increasing the net assets of each Fund.

      In reporting amounts expended under the Plans to the Directors, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of a Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

      For the fiscal year ended September 30, 1998, HIGH YIELD FUND, INCOME FUND, GOVERNMENT FUND AND INVESTMENT GRADE FUND paid $440,202, $925,396, $369,108 and $104,202, respectively, pursuant to their respective Class A Plan. For the same period, the Underwriter incurred the following Class A Plan-related expenses with respect to each Fund:

                                   Compensation to     Compensation to     Compensation to
Fund                                 Underwriter           Dealers         Sales Personnel
----                                 -----------           -------         ---------------

HIGH YIELD FUND                         $296,559               $590             $143,232
INCOME FUND                              629,589                617              295,548
GOVERNMENT FUND                          213,872                 21              155,319
INVESTMENT GRADE FUND                     65,199                 86               38,859


      For the fiscal year ended September 30, 1998, HIGH YIELD FUND, INCOME FUND, GOVERNMENT FUND AND INVESTMENT GRADE FUND paid $60,776, $52,937, $17,316 and $30,519, respectively, pursuant to their respective Class B Plan. For the same period, the Underwriter incurred the following Class B Plan-related expenses with respect to each Fund:


                                   Compensation to     Compensation to     Compensation to
Fund                                 Underwriter           Dealers         Sales Personnel
----                                 -----------           -------         ---------------

HIGH YIELD FUND                          $51,082             $8,233               $1,396
INCOME FUND                               39,895             12,067                  851
GOVERNMENT FUND                           15,733                  0                1,540
INVESTMENT GRADE FUND                     29,066                  0                1,374


      DEALER CONCESSIONS. With respect to Class A shares of each Fund, the Fund will reallow a portion of the sales load to the dealers selling the shares as shown in the following table:

                                       Sales Charges as % of    Concession to
                                      Offering    Net Amount   Dealers as % of
Amount of Investment                    Price      Invested     Offering Price
--------------------                    -----      --------     --------------
Less than $25,000...................    6.25%        6.67%           5.13%
$25,000 but under $50,000...........    5.75         6.10            4.72
$50,000 but under $100,000..........    5.50         5.82            4.51
$100,000 but under $250,000.........    4.50         4.71            3.69
$250,000 but under $500,000.........    3.50         3.63            2.87
$500,000 but under $1,000,000.......    2.50         2.56            2.05


                        DETERMINATION OF NET ASSET VALUE

      Except as provided herein, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be
OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities may also be priced by pricing services. Pricing services use quotations obtained from investment dealers or brokers for the particular securities being evaluated, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the applicable Fund's officers in a manner specifically authorized by the applicable Fund's Board of Directors.

      "When-issued securities" are reflected in the assets of a Fund as of the date the securities are purchased. Such investments are valued thereafter at the mean between the most recent bid and asked prices obtained from recognized dealers in such securities or by the pricing services. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect.

      Each Fund's Board may suspend the determination of a Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

      EMERGENCY PRICING PROCEDURES. In the event that the Funds must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Funds will apply the following procedures:

      1. The Funds will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

      2. For purposes of paragraph 1, an order will be deemed to have been received by the Funds on an Emergency Closed Day, even if neither the Funds nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

            (a) In the case of a mail order the order will be considered received by a Fund when the postal service has delivered it to FIC's Woodbridge offices prior to the close of regular trading on the NYSE; and

            (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

      3. If the Funds are unable to segregate orders received on the Emergency Closed Day from those received on the next day the Funds are open for business, the Funds may give all orders the next price calculated after operations resume.

      4. Notwithstanding the foregoing, on business days in which the NYSE is not open for regular trading, the Funds may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV, for the Funds and their shareholders.


                        ALLOCATION OF PORTFOLIO BROKERAGE

      The Adviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions, however the price paid for the security may include an undisclosed dealer commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. The Adviser may also purchase securities traded in the OTC market. As a general practice, OTC securities are usually purchased from market makers without paying commissions, although the price of the security usually will include undisclosed compensation. However, when it is advantageous to the Fund the Adviser may utilize a broker to purchase OTC securities and pay a commission.

      In purchasing and selling portfolio securities on behalf of the Fund, the Adviser will seek to obtain best execution. The Fund may pay more than the lowest available commission in return for brokerage and research services. Additionally, upon instruction by the Board, the Adviser may use dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and Lipper's Directors' Analytical Data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the particular Funds whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser and the Fund Board to analyze a fund's performance relative to other comparable funds.

      In selecting the broker-dealers to execute the Fund's portfolio transactions, the Adviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution. The Adviser does not place portfolio orders with an affiliated broker, or allocate brokerage commission business to any broker-dealer for distributing fund shares. Moreover, no broker-dealer affiliated with the Adviser participates in commissions generated by portfolio orders placed on behalf of the Fund.

      The Adviser may combine transaction orders placed on behalf of a Fund and any other Fund in the First Investors Group of Funds, any fund of Executive Investors Trust and First Investors Life Insurance Company, affiliates of the Funds, for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price; and where appropriate, securities purchased or sold may be allocated in accordance with written procedures approved by each Fund's Board of Directors.

      For the fiscal year ended December 31, 1996, HIGH YIELD FUND paid $5,096 in brokerage commissions. Of that amount $4,731 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $733,093. For the fiscal year ended December 31, 1996, INCOME FUND paid $9,315 in brokerage commissions. Of that amount, $8,534 was paid in brokerage commissions to brokers who furnished research services on portfolio transactions in the amount of $1,007,112. For the fiscal year ended December 31, 1996, GOVERNMENT FUND paid $666 in brokerage commissions, none of which was paid to brokers who provided research services. For the fiscal year ended December 31, 1996, INVESTMENT GRADE FUND did not pay any brokerage commissions.

      For the fiscal year ended December 31, 1997, HIGH YIELD FUND paid $2,359 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $385,732. For the fiscal year ended December 31, 1997, INCOME FUND paid $1,200 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $538,470. For the fiscal year ended December 31, 1997, GOVERNMENT FUND did not pay any brokerage commissions. For the fiscal year ended December 31, 1997, INVESTMENT GRADE FUND did not pay any brokerage commissions.

      For the fiscal year ended September 30, 1998, HIGH YIELD FUND paid $1,071 in brokerage commissions, all of which was paid to brokers who furnished research services on portfolio transactions in the amount of $100,312. For the fiscal year ended September 30, 1998, INCOME FUND paid $4,005 in brokerage commissions of which $2,723 was paid to brokers who furnished research services on portfolio transactions in the amount of $463,349. For the fiscal year ended September 30, 1998, GOVERNMENT FUND did not pay any brokerage commissions. For the fiscal year ended September 30, 1998, INVESTMENT GRADE FUND did not pay any brokerage commissions.


                   PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

      Information regarding the purchase, redemption and exchange of Fund shares is contained in the Shareholder Manual, a separate section of the SAI that is a distinct document and may be obtained free of charge by contacting your Fund.

      REDEMPTIONS-IN-KIND. If each Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities for this purpose is described under "Determination of Net Asset Value."

                                      TAXES

      In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, for HIGH YIELD FUND gains from futures contracts and, for INVESTMENT GRADE FUND, gains from options and futures contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If a Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions are taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends from a Fund's investment company taxable income may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax. Although each Fund is authorized to hold equity securities, it is expected that any dividend income received by a Fund will be minimal; accordingly, very little, if any, of the distributions made by the Funds will be eligible for the dividends-received deduction.

      If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Dividends and interest received by a Fund, and gains realized by a Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      HIGH YIELD FUND, INCOME FUND AND INVESTMENT GRADE FUND may each invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder ( effective after October 31, 1998) - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to Federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If these Funds invest in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF") then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) - which probably would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Effective for its taxable year beginning November 1, 1998, these Funds may elect to "mark-to-market" its stock in any PFICs. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

      Each Fund may acquire zero coupon or other securities issued with original issue discount. As a holder of those securities, each Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, each Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses HIGH YIELD FUND AND INVESTMENT GRADE FUND will realize in connection therewith. Gains from options and futures contracts derived by a Fund with respect to its business of investing in securities or foreign currencies and gains from each Fund's disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations) will qualify as permissible income under the Income Requirement.

      If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

                             PERFORMANCE INFORMATION

      A Fund may advertise its top holdings from time to time. A Fund may also advertise performance in various ways.

      Each Fund's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P") over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

            T=[(ERV/P)^(1/n)]-1



      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            (ERV-P)/P  = TOTAL RETURN

      Total return is calculated by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A shares, each Fund will deduct the maximum sales charge of 6.25% (as a percentage of the offering price) from the initial $1,000 payment and, for Class B shares, the applicable CDSC imposed on a redemption of Class B shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value on the initial investment ("P").

      Return information may be useful to investors in reviewing a Fund's performance. However, certain factors should be taken into account before using this information as a basis for comparison with alternative investments. No adjustment is made for taxes payable on distributions. Return information will fluctuate over time and return information for any given past period will not be an indication or representation of future rates of return. At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce the Fund's expenses. Any such waiver or reimbursement would increase the Fund's return during the period of the waiver or reimbursement.

      Average annual return and total return computed at the public offering price (maximum sales charge for Class A shares and applicable CDSC for Class B shares) for the period ended September 30, 1998 are set forth in the tables below:


AVERAGE ANNUAL TOTAL RETURN1, 2

                            High Yield Fund                          Income Fund
                            ---------------                          -----------
                      Class A             Class B             Class A             Class B
                       Shares             Shares3             Shares              Shares3
                       ------             -------             ------              -------
One Year                (4.29%)             (2.76%)            (3.83%)              (2.03%)
Five Years               8.02%              N/A                 8.43%                  N/A
Ten Years                7.47%              N/A                 8.26%                  N/A
Life of Fund             N/A                10.05%              N/A                 10.50%


                            Government Fund                     Investment Grade Fund
                            ---------------                     ---------------------
                      Class A             Class B             Class A             Class B
                       Shares             Shares3             Shares              Shares3
                       ------             -------             ------              -------
One Year                 1.64%               3.66%              4.43%                6.62%
Five Years               4.23%               N/A                5.23%                N/A
Ten Years                6.85%               N/A                N/A                  N/A
Life of Fund             N/A                 7.30%              7.79%                8.88%


TOTAL RETURN1, 2

                             High Yield Fund                           Income Fund
                             ---------------                           -----------
                       Class A             Class B             Class A             Class B
                        Shares             Shares3             Shares              Shares3
                        ------             -------             ------              -------
One Year                 (4.29%)             (2.76%)            (3.83%)              (2.03%)
Five Years               47.09%               N/A               49.86%                N/A
Ten Years               105.57%               N/A              121.22%                N/A
Life of Fund              N/A                42.75%               N/A                44.89%


                             Government Fund                      Investment Grade Fund
                             ---------------                      ---------------------
                       Class A             Class B             Class A             Class B
                        Shares             Shares3             Shares              Shares3
                        ------             -------             ------              -------
One Year                  1.64%               3.66%                4.43%            6.62%
Five Years               23.01%               N/A                 29.05%            N/A
Ten Years                93.90%               N/A                 N/A               N/A
Life of Fund              N/A                29.94%               77.19%           37.18%

---------------------
1 All Class A total return figures assume the maximum front-end sales charge of 6.25% and dividends reinvested at net asset value. All Class B total return figures assume the maximum applicable CDSC. Prior to July 1, 1993, the maximum front-end sales charge was 6.90%. Prior to December 29, 1989, the maximum front-end sales charge was 7.25% for HIGH YIELD FUND AND GOVERNMENT FUND, and 8.50% for INCOME FUND. Prior to December 18, 1990, HIGH YIELD FUND'S dividends were paid in additional shares at the public offering price.
2 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1998. Accordingly, return figures are higher than they would have been had such expenses not been waived.
3 The commencement date for the offering of Class B shares is January 12, 1995.

      Average annual total return and total return may also be based on investment at reduced sales charge levels or at net asset value. Any quotation of return not reflecting the maximum sales charge will be greater than if the maximum sales charge were used. Average annual total return and total return computed at net asset value for the period ended September 30, 1998 are set forth in the tables below:

AVERAGE ANNUAL TOTAL RETURN1

                              High Yield Fund              Income Fund
                              ---------------              -----------
                           Class A       Class B       Class A      Class B
                            Shares       Shares2       Shares       Shares2
                            ------       -------       ------       -------
One Year                      2.10%       1.24%          2.68%         1.97%
Five Years                    9.44%        N/A           9.82%          N/A
Ten Years                     8.17%        N/A           8.96%          N/A
Life of Fund                    N/A       10.67%           N/A        11.11%


                              Government Fund         Investment Grade Fund
                              ---------------         ---------------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares2       Shares       Shares2
                            ------       -------       ------       -------
One Year                      8.44%       7.66%         11.39%        10.62%
Five Years                    5.59%        N/A           6.59%          N/A
Ten Years                     7.54%        N/A            N/A           N/A
Life of Fund                    N/A       7.96%           8.71%        9.52%

TOTAL RETURN1

                         High Yield Fund                   Income Fund
                         ---------------                   -----------
                           Class A       Class B       Class A      Class B
                            Shares       Shares2       Shares       Shares2
                            ------       -------       ------       -------
One Year                      2.10%         1.24%        2.68%         1.97%
Five Years                   56.96%          N/A        59.75%          N/A
Ten Years                   119.36%          N/A       135.95%          N/A
Life of Fund                  N/A          45.75%         N/A         47.89%


                         Government Fund              Investment Grade Fund
                         ---------------              ---------------------
                           Class A       Class B       Class A      Class B
                            Shares       Shares2       Shares       Shares2
                            ------       -------       ------       -------
One Year                      8.44%         7.66%       11.39%        10.62
Five Years                   31.25%          N/A        37.59%          N/A
Ten Years                   106.90%          N/A              N/A       N/A
Life of Fund                  N/A          32.94%        88.99%       40.18%

----------------
1 Certain expenses of the Funds have been waived from commencement of operations through September 30, 1998. Accordingly, return figures are higher than they would have been had such expenses not been waived.
2 The commencement date for the offering of Class B shares is January 12, 1995.

      Yield is presented for a specified thirty-day period ("base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a Fund during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Fund's yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA Certificates, based on cost).
Dividends on equity securities are accrued daily at their estimated stated dividend rates.

      For the 30 days ended September 30, 1998, the yield for Class A shares and Class B shares of HIGH YIELD FUND was 7.66% and 7.42%, respectively. For the 30 days ended September 30, 1998, the yield for Class A and Class B shares of INCOME FUND was 7.43% and 7.20%, respectively. For the 30 days ended September 30, 1998, the yield for Class A shares and Class B shares of GOVERNMENT FUND was 5.15% and 4.78%, respectively. For the 30 days ended September 30, 1998, the yield for Class A and Class B shares of INVESTMENT GRADE FUND was 4.47% and 4.07%, respectively. During this period certain expenses of the Funds were waived. Accordingly, yield is higher than it would have been if such expenses had not been waived.

      The distribution rate for each Fund is presented for a twelve-month period. It is calculated by adding the dividends for the last twelve months and dividing the sum by a Fund's offering price per share at the end of that period. The distribution rate is also calculated by using a Fund's net asset value. Distribution rate calculations do not include capital gain distributions, if any, paid. The distribution rate for the twelve-month period ended September 30, 1998 for Class A shares of HIGH YIELD FUND, INCOME FUND, GOVERNMENT FUND AND INVESTMENT GRADE FUND calculated using the offering price was 8.32%, 8.63%, 5.13% and 5.38%, respectively. The distribution rate for the same period for Class A shares of the Funds calculated using net asset value was 8.88%, 9.21%, 5.47% and 5.74%, respectively. The distribution rate for the same period for Class B shares of HIGH YIELD FUND, INCOME FUND, GOVERNMENT FUND AND INVESTMENT GRADE FUND calculated using net asset value was 8.21%, 8.49%, 4.76% and 5.07%, respectively. During this period certain expenses of the Funds were waived. Accordingly, the distribution rates are higher than they would have been had such expenses not been waived.

      Each Fund may include in advertisements and sales literature, information, examples and statistics to illustrate the effect of compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated
period of time resulting from the payment of dividends and capital gain distributions in additional shares. These examples may also include hypothetical returns comparing taxable versus tax-deferred growth which would pertain to an IRA, section 403(b)(7) Custodial Account or other qualified retirement program. The examples used will be for illustrative purposes only and are not representations by the Fund of past or future yield or return. Examples of typical graphs and charts depicting such historical performance, compounding and hypothetical returns are included in Appendix C.

      From time to time, in reports and promotional literature, each Fund may compare its performance to, or cite the historical performance of, Overnight Government repurchase agreements, U.S. Treasury bills, notes and bonds, certificates of deposit, and six-month money market certificates or indices of broad groups of unmanaged securities considered to be representative of, or similar to, that Fund's portfolio holdings, such as:

      Lipper Analytical Services, Inc. ("Lipper") is a widely-recognized independent service that monitors and ranks the performance of regulated investment companies. The Lipper performance analysis includes the reinvestment of capital gain distributions and income dividends but does not take sales charges into consideration. The method of calculating total return data on indices utilizes actual dividends on ex-dividend dates accumulated for the quarter and reinvested at quarter end.

      Morningstar Mutual Funds ("Morningstar"), a semi-monthly publication of Morningstar, Inc. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten-year average annual returns (when available) and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Fund's returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars, and the bottom 10% receive one star.

      Salomon Brothers Inc., "Market Performance," a monthly publication which tracks principal return, total return and yield on the Salomon Brothers Broad Investment-Grade Bond Index and the components of the Index.

      Telerate Systems, Inc., a computer system to which the Adviser subscribes which daily tracks the rates on money market instruments, public corporate debt obligations and public obligations of the U.S. Treasury and agencies of the U.S. Government.

      THE WALL STREET JOURNAL, a daily newspaper publication which lists the yields and current market values on money market instruments, public corporate debt obligations, public obligations of the U.S. Treasury and agencies of the U.S. Government as well as common stocks, preferred stocks, convertible preferred stocks, options and commodities; in addition to indices prepared by the research departments of such financial organizations as Lehman Bros., Merrill Lynch, Pierce, Fenner and Smith, Inc., Credit Suisse First Boston, Salomon Smith Barney, Morgan Stanley Dean Witter & Co., Goldman, Sachs & Co., Donaldson, Lufkin & Jenrette, Value Line, Datastream International, HBSC James Capel, Warburg Dillion Read, County Natwest and UBS UK Limited, including information provided by the Federal Reserve Board, Moody's, and the Federal Reserve Bank.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., "Taxable Bond Indices," a monthly corporate government index publication which lists principal, coupon and total return on over 100 different taxable bond indices which Merrill Lynch tracks. They also list the par weighted characteristics of each Index.

      Lehman Brothers, Inc., "The Bond Market Report," a monthly publication which tracks principal, coupon and total return on the Lehman Govt./Corp. Index and Lehman Aggregate Bond Index, as well as all the components of these Indices.

      Reuters, a wire service that frequently reports on global business.

      The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of inflation. The Index shows changes in the cost of selected consumer goods and does not represent a return on an investment vehicle.

      The Credit Suisse First Boston High Yield Index is designed to measure the performance of the high yield bond market.

      The Lehman Brothers Aggregate Index is an unmanaged index which generally covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, and asset-backed securities.

      The Lehman Brothers Corporate Bond Index includes all publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, corporate debt which have at least one year to maturity and an outstanding par value of at least $100 million.

      Moody's Stock Index, an unmanaged index of utility stock performance.

      The Morgan Stanley All Country World Free Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the developed and emerging markets of Eastern Europe, Latin America, Asia and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges and is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

      The Morgan Stanley World Index is designed to measure the performance of stock markets in the United States, Europe, Canada, Australia, New Zealand and the Far East. The index consists of approximately 60% of the aggregate market value of the covered stock exchanges.

      The  NYSE  composite  of  component   indices--unmanaged  indices  of  all
      industrial, utilities, transportation, and finance stocks listed on the NYSE.

      The Russell 2000 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 1000 to 3000 by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      The Russell 2500 Index, prepared by the Frank Russell Company, consists of U.S. publicly traded stocks of domestic companies that rank from 500 to 3000 by market capitalization. The Russell 2500 tracks the return on these stocks based on price appreciation or depreciation and does not include dividends and income or changes in market values caused by other kinds of corporate changes.

      The Salomon Brothers Government Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies.

      The Salomon Brothers Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes.

      The    Standard   &   Poor's   400   Midcap    Index   is   an   unmanaged
      capitalization-weighted index that is generally representative of the U.S. market for medium cap stocks.

      The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average of 30 stocks are unmanaged lists of common stocks frequently used as general measures of stock market performance. Their performance figures reflect changes of market prices and quarterly reinvestment of all distributions but are not adjusted for commissions or other costs.

      The Standard & Poor's Smallcap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization.

      The Standard & Poor's Utilities Index is an unmanaged capitalization weighted index comprising common stock in approximately 40 electric, natural gas distributors and pipelines, and telephone companies. The Index assumes the reinvestment of dividends.

      From time to time, in reports and promotional literature, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES and FORTUNE may also be used. In addition, quotations from articles and performance ratings and ratings appearing in daily newspaper publications such as THE WALL STREET JOURNAL, THE NEW YORK TIMES and NEW YORK DAILY NEWS may be cited.

                               GENERAL INFORMATION

      HIGH YIELD FUND and INCOME FUND were incorporated in the state of Maryland on November 14, 1984 and August 20, 1970, respectively. HIGH YIELD FUND'S authorized capital stock consists of 500 million shares of common stock, all of one series, with a par value per share of $0.01. INCOME FUND'S authorized capital stock consists of 1 billion shares of common stock, all of one series, with a par value per share of $1.00. Each Fund is authorized to issue shares of common stock in such separate and distinct series and classes of series as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of each Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of a Fund represents interests in the same assets of that Fund. The Funds do not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of a Fund's outstanding shares, such Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of each Fund has equal voting rights except as noted above.

      GOVERNMENT FUND was incorporated in the state of Maryland on September 21, 1983. GOVERNMENT FUND'S authorized capital stock consists of 1 billion shares of common stock, all of one series, with a par value per share of $.01. The Fund is authorized to issue shares of common stock in such separate and distinct series and classes of shares as the particular Fund's Board of Directors shall from time to time establish. The shares of common stock of the Fund are presently divided into two classes, designated Class A shares and Class B shares. Each class of the Fund represents interests in the same assets of that Fund. The Fund does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Fund's outstanding shares, the Fund's Board of Directors will call a special meeting of shareholders for any purpose, including the removal of Directors. Each share of the Fund has equal voting rights except as noted above.

      SERIES FUND is a Massachusetts business trust organized on September 23, 1988. SERIES FUND is authorized to issue an unlimited number of shares of beneficial interest, no par value, in such separate and distinct series and classes of shares as the Board of Trustees shall from time to time establish. The shares of beneficial interest of SERIES FUND are presently divided into five separate and distinct series, each having two classes, designated Class A shares and Class B shares. SERIES FUND does not hold annual shareholder meetings. If requested to do so by the holders of at least 10% of SERIES FUND'S outstanding shares, SERIES FUND'S Board of Trustees will call a special meeting of shareholders for any purpose, including the removal of Trustees. Each share of each Fund has equal voting rights except as noted above.

      CUSTODIAN. The Bank of New York, 48 Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund.

      AUDITS AND REPORTS. The accounts of each Fund are audited twice a year by Tait, Weller & Baker, independent certified public accountants, 8 Penn Center Plaza, Philadelphia, PA, 19103. Shareholders of each Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Funds.

      TRANSFER AGENT. Administrative Data Management Corp., 581 Main Street, Woodbridge, NJ 07095-1198, an affiliate of FIMCO and FIC, acts as transfer agent for the Funds and as redemption agent for regular redemptions. The fees charged to each Fund by the Transfer Agent are $5.00 to open an account; $3.00 for each certificate issued; $.75 per account per month; $10.00 for each legal transfer of shares; $.45 per account per dividend declared; $5.00 for each exchange of shares into a Fund; $5.00 for each partial withdrawal or complete liquidation; $1.00 for each Systematic Withdrawal Plan check; $4.00 for each shareholder services call; $20.00 for each item of correspondence; and $1.00 per account per report required by any governmental authority. Additional fees charged to the Funds by the Transfer Agent are assumed by the Underwriter. The Transfer Agent reserves the right to change the fees on prior notice to the Funds. Upon request from shareholders, the Transfer Agent will provide an account history. For account histories covering the most recent three year period, there is no charge. The Transfer Agent charges a $5.00 administrative fee for each account history covering the period 1983 through 1994 and $10.00 per year for each account history covering the period 1974 through 1982. Account histories prior to 1974 will not be provided. If any communication from the Transfer Agent to a shareholder is returned from the U.S. Postal Service marked as "Undeliverable" two consecutive times, the Transfer Agent will cease sending any further materials to the shareholder until the Transfer Agent is provided with a correct address. Efforts to locate a shareholder will be conducted in accordance with SEC rules and regulations prior to escheatment of funds to the appropriate state treasury. The Transfer Agent may deduct the costs of its efforts to locate a shareholder from the shareholder's account. These costs may include a percentage of the account if a search company charges such a fee in exchange for its location services. The Transfer Agent is not responsible for any fees that states and/or their representatives may charge for processing the return of funds to investors whose funds have been escheated. The Transfer Agent's telephone number is 1-800-423-4026.


      5% AND 25% SHAREHOLDERS. As of December 31, 1998, The Bank of New York, 48 Wall Street, New York, NY 10286, Custodian of First Investors Periodic Payment Plans for investment In First Investors High Yield Fund, Inc., owned of record 7.9% of the outstanding Class A shares of HIGH YIELD FUND for beneficial owners of such Plans and as Custodian of First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc. owned 23. 7% of the outstanding Class A shares of INCOME FUND for beneficial owners of such Plans. As of December 31, 1998, The Bank of New York, 48 Wall Street, NY 10286, Custodian First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc., owned of record 18.9% of the outstanding Class A shares of GOVERNMENT FUND for beneficial owners of such Plans.

      SHAREHOLDER LIABILITY. SERIES FUND, INVESTMENT GRADE FUND is organized as an entity known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of INVESTMENT GRADE FUND. The Declaration of Trust however, contains an express disclaimer of shareholder liability for acts or obligations of INVESTMENT GRADE FUND and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Fund's Declaration of Trust provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of INVESTMENT GRADE FUND. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. INVESTMENT GRADE FUND may have an obligation to indemnify Trustees and officers with respect to litigation.

      TRADING BY  PORTFOLIO  MANAGERS  AND OTHER  ACCESS  PERSONS.  Pursuant  to
Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds and the Adviser have adopted Codes of Ethics restricting personal securities trading by portfolio managers and other access persons of the Funds. Among other things, such persons, except the Directors: (a) must have all non-exempt trades pre-cleared; (b) are restricted from short-term trading; (c) must provide duplicate statements and transactions confirmations to a compliance officer; and
(d) are prohibited from purchasing securities of initial public offerings.

                                  APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S RATINGS GROUP
-------------------------------

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

      1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

      2.    Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

      B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI The rating "CI" is reserved for income bonds on which no interest is being paid.

      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


MOODY'S INVESTORS SERVICE, INC.
-------------------------------

      Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                                   APPENDIX B
                     DESCRIPTION OF COMMERCIAL PAPER RATINGS


STANDARD & POOR'S RATINGS GROUP
-------------------------------

      S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

      A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

MOODY'S INVESTORS SERVICE, INC.
-------------------------------

      Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

      PRIME-1 Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.
      -     High rates of return on funds employed.
      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                    APPENDIX C

    [The following tables are represented as graphs in the printed document.]

The following graphs and chart illustrate hypothetical returns:

                                INCREASE RETURNS

This graph shows over a period of time even a small increase in returns can make a significant difference. This assumes a hypothetical investment of $10,000.

       Years        10%             8%             6%             4%
       -----      -------         ------         ------         ------
          5        16,453         14,898         13,489         12,210
         10        27,070         22,196         18,194         14,908
         15        44,539         33,069         24,541         18,203
         20        73,281         49,268         33,102         22,226
         25       120,569         73,402         44,650         27,138


                               INCREASE INVESTMENT

This graph shows the more you invest on a regular basis over time, the more you can accumulate. this assumes monthly installment with a constant hypothetical return rate of 8%.

       Years        $100          $250           $500          $1,000
       -----       ------        -------        -------        -------
          5         7,348         18,369         36,738         73,476
         10        18,295         43,736         91,473        182,946
         15        34,604         86,509        173,019        346,038
         20        58,902        147,255        294,510        589,020
         25        95,103        237,757        475,513        951,026

    [The following table is represented as a graph in the printed document.]

This chart illustrates the time value of money based upon the following assumptions:

If you invested $2,000 each year for 20 years, starting at 25, assuming a 9% investment return, you would accumulate $573,443 by the time you reach age 65. However, had you invested the same $2,000 each year for 20 years, at that rate, but waited until age 35, you would accumulate only $242,228 - a difference of $331,215.

               25 years old ..............   573,443
               35 years old ..............   242,228
               45 years old ..............   103,320

     For each of the above graphs and chart it should be noted that systematic investment plans do not assume a profit or protect against loss in declining markets. Investors should consider their financial ability to continue purchases through periods of both high and low price levels. Figures are hypothetical and for illustrative purposes only and do not represent any actual investment or performance. The value of a shareholder's investment and return may vary.

    [The following table is represented as a chart in the printed document.]

The following chart illustrates the historical performance of the Dow Jones Industrial Average from 1928 through 1996.

                   1928 ..................    300.00
                   1929 ..................    248.48
                   1930 ..................    164.58
                   1931 ..................     77.90
                   1932 ..................     59.93
                   1933 ..................     99.90
                   1934 ..................    104.04
                   1935 ..................    144.13
                   1936 ..................    179.90
                   1937 ..................    120.85
                   1938 ..................    154.76
                   1939 ..................    150.24
                   1940 ..................    131.13
                   1941 ..................    110.96
                   1942 ..................    119.40
                   1943 ..................    136.20
                   1944 ..................    152.32
                   1945 ..................    192.91
                   1946 ..................    177.20
                   1947 ..................    181.16
                   1948 ..................    177.30
                   1949 ..................    200.10
                   1950 ..................    235.40
                   1951 ..................    269.22
                   1952 ..................    291.89
                   1953 ..................    280.89
                   1954 ..................    404.38
                   1955 ..................    488.39
                   1956 ..................    499.46
                   1957 ..................    435.68
                   1958 ..................    583.64
                   1959 ..................    679.35
                   1960 ..................    615.88
                   1961 ..................    731.13
                   1962 ..................    652.10
                   1963 ..................    762.94
                   1964 ..................    874.12
                   1965 ..................    969.25
                   1966 ..................    785.68
                   1967 ..................    905.10
                   1968 ..................    943.75
                   1969 ..................    800.35
                   1970 ..................    838.91
                   1971 ..................    890.19
                   1972 ..................  1,020.01
                   1973 ..................    850.85
                   1974 ..................    616.24
                   1975 ..................    858.71
                   1976 ..................  1,004.65
                   1977 ..................    831.17
                   1978 ..................    805.01
                   1979 ..................    838.74
                   1980 ..................    963.98
                   1981 ..................    875.00
                   1982 ..................  1,046.55
                   1983 ..................  1,258.64
                   1984 ..................  1,211.56
                   1985 ..................  1,546.67
                   1986 ..................  1,895.95
                   1987 ..................  1,938.80
                   1988 ..................  2,168.60
                   1989 ..................  2,753.20
                   1990 ..................  2,633.66
                   1991 ..................  3,168.83
                   1992 ..................  3,301.11
                   1993 ..................  3,754.09
                   1994 ..................  3,834.44
                   1995 ..................  5,000.00
                   1996 ..................  6,000.00

     The performance of the Dow Jones Industrial Average is not indicative of the performance of any particular investment. It does not take into account fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Please note that past performance does not guarantee future results.

    [The following table is represented as a chart in the printed document.]

The following chart shows that inflation is constantly eroding the value of your money.

                       THE EFFECTS OF INFLATION OVER TIME

                   1966 .......................  96.61836
                   1967 .......................  93.80423
                   1968 .......................  89.59334
                   1969 .......................  84.36285
                   1970 .......................  79.88906
                   1971 .......................  77.33694
                   1972 .......................  74.79395
                   1973 .......................  68.80768
                   1974 .......................  61.27131
                   1975 .......................  57.31647
                   1976 .......................  54.63915
                   1977 .......................  51.20820
                   1978 .......................  46.98000
                   1979 .......................  41.46514
                   1980 .......................  36.85790
                   1981 .......................  33.84564
                   1982 .......................  32.60659
                   1983 .......................  31.41290
                   1984 .......................  30.23378
                   1985 .......................  29.12696
                   1986 .......................  28.81005
                   1987 .......................  27.59583
                   1988 .......................  26.43279
                   1989 .......................  25.27035
                   1990 .......................  23.81748
                   1991 .......................  23.10134
                   1992 .......................  22.45028
                   1993 .......................  21.86006
                   1994 .......................  21.28536
                   1995 .......................  20.76620
                   1996 .......................  20.16135


                   1996 .......................  100.00
                   1997 .......................  103.00
                   1998 .......................  106.00
                   1999 .......................  109.00
                   2000 .......................  113.00
                   2001 .......................  116.00
                   2002 .......................  119.00
                   2003 .......................  123.00
                   2004 .......................  127.00
                   2005 .......................  130.00
                   2006 .......................  134.00
                   2007 .......................  138.00
                   2008 .......................  143.00
                   2009 .......................  147.00
                   2010 .......................  151.00
                   2011 .......................  156.00
                   2012 .......................  160.00
                   2013 .......................  165.00
                   2014 .......................  170.00
                   2015 .......................  175.00
                   2016 .......................  181.00
                   2017 .......................  186.00
                   2018 .......................  192.00
                   2019 .......................  197.00
                   2020 .......................  203.00
                   2021 .......................  209.00
                   2022 .......................  216.00
                   2023 .......................  222.00
                   2024 .......................  229.00
                   2025 .......................  236.00
                   2026 .......................  243.00

Inflation erodes your buying power. $100 in 1966, could purchase five times the goods and service as in 1996 ($100 vs. $20).* Projecting inflation at 3%, goods and services costing $100 today will cost $243 in the year 2026.

* Source: Consumer Price Index, U.S. Bureau of Labor Statistics.

    [The following tables are represented as graphs in the printed document.]

This chart illustrates that historically, the longer you hold onto stocks, the greater chance that you will have a positive return.

                               1926 through 1996*

                               Total           Number of       Percentage of
                             Number of         Positive           Positive
   Rolling Period             Periods           Periods           Periods
   --------------             -------           -------           -------
     1-Year                      71                51                72%
     5-Year                      67                60                90%
     10-Year                     62                60                97%
     15-Year                     57                57               100%
     20-Year                     52                52               100%


The following chart shows the compounded annual return of large company stocks compared to U.S. Treasury Bills and inflation over the most recent 15 year period. **

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Large Company Stocks ..........  16.79


The following chart illustrates for the period shown that long-term corporate bonds have outpaced U.S. Treasury Bills and inflation.

                    Compound Annual Return from 1982 -- 1996*

                    Inflation .....................   3.55
                    U.S. Treasury Bills ...........   6.50
                    Long-Term Corp. bonds .........  13.66


* Source: Used with permission. (c)1997 Ibbotson Associates, Inc. All rights reserved. [Certain provisions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

** Please note that U.S. Treasury bills are guaranteed as to principal and interest payments (although the funds that invest in them are not), while stocks will fluctuate in share price. Although past performance cannot guarantee future results, returns of U.S. Treasury bills historically have not outpaced inflation by as great a margin as stocks.

The accompanying table illustrates that if you are in the 36% tax bracket, a tax-free yield of 3% is actually equivalent to a taxable investment earning 4.69%.

                          Your Taxable Equivalent Yield

                                        Your Federal Tax Bracket
                           ---------------------------------------------

                           28.0%        31.0%       36.0%       39.6%
  your tax-free yield
          3.00%             4.17%        4.35%       4.69%       4.97%
          3.50%             4.86%        5.07%       5.47%       5.79%
          4.00%             5.56%        5.80%       6.25%       6.62%
          4.50%             6.25%        6.52%       7.03%       7.45%
          5.00%             6.94%        7.25%       7.81%       8.25%
          5.50%             7.64%        7.97%       8.59%       9.11%


This information is general in nature and should not be construed as tax advice. Please consult a tax or financial adviser as to how this information affects your particular circumstances.

    [The following table is represented as a graph in the printed document.]


The following graph illustrates how income has affected the gains from stock investments since 1965.


          S&P 500 Dividends Reinvested            S&P 500 Principal Only

12/31/64                        10,000                            10,000
12/31/65                        11,269                            10,906
12/31/66                        10,115                             9,478
12/31/67                        12,550                            11,383
12/31/68                        13,948                            12,255
12/31/69                        12,795                            10,863
12/31/70                        13,299                            10,873
12/31/71                        15,200                            12,046
12/31/72                        18,088                            13,929
12/31/73                        15,431                            11,510
12/31/74                        11,346                             8,090
12/31/75                        15,570                            10,642
12/31/76                        19,296                            12,680
12/31/77                        17,915                            11,221
12/31/78                        19,092                            11,340
12/31/79                        22,645                            12,736
12/31/80                        30,004                            16,019
12/31/81                        28,528                            14,460
12/31/82                        34,674                            16,595
12/31/83                        42,496                            19,461
12/31/84                        45,161                            19,733
12/31/85                        59,489                            24,930
12/31/86                        70,594                            28,575
12/31/87                        74,301                            29,154
12/31/88                        86,641                            32,769
12/31/89                       114,093                            41,699
12/31/90                       110,549                            38,964
12/31/91                       144,230                            49,214
12/31/92                       155,218                            51,411
12/31/93                       170,863                            55,039
12/31/94                       173,120                            54,191
12/31/95                       238,175                            72,676
12/31/96                       292,863                            87,403
11/30/97                       383,977                           112,732


Source: First Investors Management Company, Inc. Standard & Poor's is a registered trademark. The S&P 500 is an unmanaged index comprising 500 common stocks spread across a variety of industries. The total returns represented above compare the impact of reinvestment of dividends and illustrates past performance of the index. The performance of any index is not indicative of the performance of a particular investment and does not take into account the effects of inflation or the fees and expenses associated with purchasing mutual fund shares. Individuals cannot invest directly in any index. Mutual fund shares will fluctuate in value, therefore, the value of your original investment and your return may vary. Moreover, past performance is no guarantee of future results.

                              Financial Statements
                            as of September 30, 1998

First Investors Fund For Income, Inc. (2-38309) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended September 30, 1998 electronically filed with the Commission on December 3, 1998 (Accession Number:
0001047469-98-42875).

First Investors High Yield Fund, Inc. (33-4935) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended September 30, 1998 electronically filed with the Commission on December 3, 1998 (Accession Number:
0001047469-98-42875).

First Investors Government Fund, Inc. (2-89287) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended September 30, 1998 electronically filed with the Commission on December 3, 1998 (Accession Number:
0001047469-98-42875).

First Investors Series Fund, Investment Grade Fund. (33-25623) incorporates by reference the financial statements and report of independent auditors contained in the Annual Report to shareholders for the fiscal year ended September 30, 1998 electronically filed with the Commission on December 3, 1998 (Accession
Number: 0001047469-98-42875).

FIRST INVESTORS LOGO

Shareholder Manual


A Guide to Your
First Investors
Mutual Fund Account

as of February 19, 1999

INTRODUCTION

Investing in mutual funds doesn't have to be complicated. In addition to a wide variety of mutual funds, First Investors offers personalized service. Your registered representative is available to answer your questions and help you process your transactions. In the event you wish to process a transaction directly, the material provided in this easy-to-follow guide tells you how to contact us and explains our policies and procedures. Please note that there are special rules for money market funds. Please read this manual completely to gain a better understanding of how shares are bought, sold, exchanged, and transferred. In addition, the manual provides you with a description of the services we offer to simplify investing. The services, privileges and fees referenced in this manual are subject to change. You should call our Shareholder Services Department at 1 (800) 423-4026 before initiating any transaction. This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors Fund, including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.



                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 Transfer Agent
                               Administrative Data
                                Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

TABLE OF CONTENTS

HOW TO BUY SHARES

To Open An Account .........................................................  5
To Open a Retirement Account ...............................................  6
Minimum Initial Investment .................................................  6
Additional Investments .....................................................  6
Acceptable Forms of Payment ................................................  6
Share Classes ..............................................................  6
Share Class Specification ..................................................  7
Class A Shares .............................................................  7
Sales Charge Waivers & REductions on Class A Shares ........................  7
Class B Shares .............................................................  9
How To Pay ................................................................. 10
Wire Transfers ............................................................. 11
Distribution Cross-Investment .............................................. 12

HOW TO SELL SHARES
REDEMPTION OPTIONS ......................................................... 13
Written Redemptions ........................................................ 13
Telephone Redemptions ...................................................... 13
Electronic Funds Transfer .................................................. 13
Systematic Withdrawal Plans ................................................ 14
Expedited Wire Redemptions ................................................. 14

HOW TO EXCHANGE SHARES
Exchange Methods ........................................................... 15
Exchange Conditions ........................................................ 16
Exchanging Funds With.
Automatic Investments or
Systematic Withdrawals ..................................................... 16


WHEN AND HOW ARE FUND SHARES PRICED? ....................................... 17

HOW ARE PURCHASE, REDEMPTION, AND EXCHANGE ORDERS PROCESSED AND PRICED? .... 17
Purchases .................................................................. 17
Redemptions ................................................................ 18
Exchanges .................................................................. 18
Orders Placed Via First Investors Registered Representatives ............... 18
Special Rules for Money Market Funds ....................................... 19

SPECIAL RULES FOR MONEY MARKET ACCOUNTS .................................... 18

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS ................................ 19

SIGNATURE GUARANTEE ARE REQUIRED............................................ 19

TELEPHONE SERVICES TELEPHONE EXCHANGES AND REDEMPTIONS ..................... 20
Security MEasures .......................................................... 20
Eligibility ................................................................ 20

NON-RETIREMENT ACCOUNTS .................................................... 20

RETIREMENT ACCOUNTS ........................................................ 20

Shareholder Services ....................................................... 21

OTHER SERVICES ............................................................. 22
Reinvestment Privilege ..................................................... 22
Certificate Shares ......................................................... 22
Money Market Fund Draft Checks ............................................. 22
Return Mail ................................................................ 23
Transferring Shares ........................................................ 23

ACCOUNT STATEMENTS
Transaction Confirmation Statements ........................................ 24
Master Account Statements .................................................. 24
Annual and Semi-Annual Reports ............................................. 24

DIVIDENDS AND DISTRIBUTIONS
Dividends and Distributions ................................................ 25
Buying a Dividend .......................................................... 25

TAX FORMS .................................................................. 26

HOW TO BUY SHARES

First Investors offers a wide variety of mutual funds to meet your financial needs ("FI Funds"). Your First Investors registered representative will review your financial objectives and risk tolerance, explain our product line and services, and help you select the right investments. Call our Shareholder Services Department at 1 (800) 423-4026 for the number of the First Investors office near you or visit us on-line at www.firstinvestors.com

o TO OPEN AN ACCOUNT
Before investing, you must establish an account with your broker/dealer. At First Investors Corporation ("FI") you do this by completing and signing a Master Account Agreement ("MAA"). After you determine the fund(s) you want to purchase, deliver your completed MAA and your check, made payable to First Investors Corporation, to your registered representative. New client accounts must be established through your registered representative. You need to tell us how you want your shares registered when you open a new Fund account. Please keep the following information in mind:

-JOINT ACCOUNTS. For any account with two or more owners, all owners must sign requests to process transactions. Telephone privileges allow any one of the owners to process transactions independently.

-GIFTS AND TRANSFERS TO MINORS. Custodial accounts for a minor may be established under your state's Uniform Gifts/Transfers to Minors Act. Custodial accounts are registered under the minor's social security number.

TRUSTS. A trust account may be opened only if you have a valid written trust document.

-TRANSFER ON DEATH (TOD). TOD registrations, available on all FI Funds in all states, allow individual and joint account owners to name one or more beneficiaries. The ownership of the account automatically passes to the named beneficiaries in the event of the death of all account owners.

-DIVIDENDS AND CAPITAL GAINS. Fund distributions will be automatically reinvested in your account unless you request otherwise.





_______________________________________________________________________________
SOME REGISTRATIONS REQUIRE ADDITIONAL PAPERWORK.
_______________________________________________________________________________
TYPE OF ACCOUNT          ADDITIONAL DOCUMENTS REQUIRED

Corporations
Partnership
& Trusts                 First Investors Certificate of Authority

Transfer On Death        First Investors TOD Registration Request Form
(TOD)

Estates Original or Certified Copy of Death Certificate Certified Copy of Letters Testamentary/Administration First Investors Executor's Certification & Indemnification Form

Conservatorships         Copy of court document appointing Conservator/Guardian
& Guardianships
_______________________________________________________________________________
oTO OPEN A RETIREMENT ACCOUNT

Fund shares may be purchased for your  retirement  account by completing the MAA
and  the  appropriate  retirement  plan  application.   First  Investors  offers
retirement  plans for both  individuals  and  employers  as follows:

INDIVIDUAL RETIREMENT ACCOUNTS
including Roth, Traditional, and Rollover IRAs.

SIMPLE IRAS offered by employers.

SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment, including SARSEP IRAs.

403(B)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

401(K) plans for employers.

MONEY PURCHASE PENSION & PROFIT SHARING plans for sole proprietors.

For more information about these plans call your registered representative or our Shareholder Services Department at 1 (800) 423-4026.

oMINIMUM INITIAL INVESTMENT

You can open a non-retirement account with a check made payable to First Investors Corporation for as little as $1,000. The minimum is waived if you open an account through one of our Automatic Investment Programs (see "How to Pay") or through a full exchange from another FI Fund. You can open a First Investors Traditional IRA or Roth IRA with as little as $500 (except for the Cash Management Fund which requires a $1,000 investment). Other retirement accounts may have lower initial investment requirements at the Fund's discretion.

oADDITIONAL INVESTMENTS

Once you have established an account, you can add to it through your registered representative or by sending us a check directly. There is no minimum requirement on additional purchases into existing fund accounts. Remember to include your FI Fund account number on your check made payable to First Investors Corporation. Mail checks to: First Investors Corporation Attn: Dept. Cp 581 Main Street Woodbridge, NJ 07095-1198

oACCEPTABLE FORMS OF PAYMENT

The following forms of payment are acceptable:

-checks made payable to First Investors Corporation
-Money Line electronic funds transfers
-federal funds wire transfers For your protection, never give your registered representative cash or a check made payable to your registered representative.

We do not accept:
-Third party checks

-Traveler's checks

-Checks drawn on non-US banks

-Money orders

-Cash

oSHARE CLASSES

All FI Funds are available in Class A and Class B shares. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share dividend cross-reinvestment.

Each class of shares has its own cost structure. As a result, different classes of shares in the same fund generally have different prices. Class A shares have a front-end sales charge. Class B shares have a contingent deferred sales charge ("CDSC"). While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. The principal advantages of Class A shares are that they have lower overall expenses, the availability of quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset. Your registered representative can help you decide which class of shares is best for you.

oSHARE CLASS SPECIFICATION

It's very important to specify which class of shares you wish to purchase when you open a new account. All First Investors account applications have a place to designate your preference. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.

oCLASS A SHARES

When you buy Class A shares, you pay the offering price - the net asset value of the fund plus a front-end sales charge. The front-end sales charge declines with larger investments.


_______________________________________________________________________________
    CLASS A SALES CHARGES
_______________________________________________________________________________
As a % OF AS a % of your
Investment               offering price          investment
up to $24,999                6.25%                  6.67%
$25,000 - $49,999            5.75%                  6.10%
$50,000 - $99,999            5.50%                  5.82%
$100,000 - $249,999          4.50%                  4.71%
$250,000 - $499,999          3.50%                  3.63%
$500,000 - $999,999          2.50%                  2.56%

Investments of $1 million or more will only be made in Class A shares at the Fund's net asset value.

Generally, you should consider purchasing Class A shares if you plan to invest $250,000 or more either initially or over time.
_______________________________________________________________________________
_______________________________________________________________________________

oSALES CHARGE WAIVERS & REDUCTIONS ON CLASS A SHARES

If you qualify for one of the sales charge reductions or waivers, it is very important to let us know at the time you place your order. Include a written statement with your check explaining which privilege applies. If you do not include this statement we cannot guarantee that you will receive the reduction or waiver.

CLASS A SHARES MAY BE PURCHASED WITHOUT A SALES CHARGE:

1: By an officer, trustee, director, or employee of the Fund, the Fund's adviser or subadviser, First Investors Corporation, or any affiliates of First Investors Corporation.

2: By a former officer, trustee, director, or employee of the Fund, First Investors Corporation, or their affiliates provided the person worked for the company for at least 5 years and retired or terminated employment in good standing.

3: By a FI registered representative or an authorized dealer, or by his/her spouse, child (under age 21) or grandchild (under age 21).

4: When fund  distributions are reinvested in Class A shares.

5: When Systematic Withdrawal  Plan payments are  reinvested in Class A shares.

6: When qualified retirement plan loan repayments are reinvested in Class A shares.

7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract within one year of the contract's maturity date.

8:When dividends (at least $50 a year) from a First Investors Life Insurance Company policy are invested into an EXISTING account.

9: When a group qualified plan (401(k) plans, money purchase pension plans, profit sharing plans and 403(b) plans that are subject to Title I of ERISA) is reinvesting redemption proceeds from another fund on which a sales charge or CDSC was paid.

10: With distribution proceeds from a First Investors group qualified plan account into an IRA.

11: By participant directed group qualified plans with 100 or more eligible employees or $1,000,000 or more in assets.

12: In amounts of $1 million or more.

13: By individuals under a Letter of Intent or Cumulative Purchase Privilege of $1 million or more.

FOR ITEMS 9 THROUGH 13 ABOVE: A CDSC OF 1.00% WILL BE
DEDUCTED IF SHARES ARE REDEEMED WITHIN 2 YEARS OF PURCHASE.

SALES CHARGES ON CLASS A SHARES MAY BE REDUCED FOR:

1: Participant directed group qualified retirement plans with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.

2: Certain unit trust holders ("unitholders") who elect to invest the entire amount of principal, interest, and/or capital gains distributions from their unit investment trusts in Class A shares. Unitholders of various series of New York Insured Municipals-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt trust sponsored by Advest Inc., and unitholders of various series of the Insured Municipal Insured National Trust, J.C. Bradford & Co. as agent, may buy Class A shares of a FI Fund with unit trust distributions at the net asset value plus a sales charge of 1.5%. Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund at the net asset value plus a sales charge of 1.0%.

Unitholders may make additional purchases, other than those made by unit trust distributions, at the Fund's regular offering price.

CUMULATIVE PURCHASE PRIVILEGE The Cumulative Purchase Privilege lets you add the value of all your existing FI Fund accounts (Class A and Class B shares) to the amount of your next Class A share investment to reach sales charge discount breakpoints. For example, if the combined value of your existing FI Fund accounts is $25,000, your next purchase will be eligible for a sales charge discount at the $25,000 level. Cumulative Purchase discounts are applied to purchases as indicated in the first column of the Class A Sales Charge table.

All your accounts registered with the same social security number will be linked together under the Cumulative Purchase Privilege. In addition, your spouse's accounts and custodial accounts held for minor children residing at your home can also be linked to your accounts upon request.

-Conservator accounts are linked to the social security number of the ward, not the conservator.

-Sole proprietorship accounts are linked to personal/family accounts only if the account is registered with a social security number, not an employer identification number ("EIN").

-Testamentary trusts and living trusts may be linked to other accounts registered under the same trust EIN, but not to the personal accounts of the trustee(s).

-Estate accounts may only be linked to other accounts registered under the same EIN of the estate or social security number of the decedent.

-Church and religious organizations may link accounts to others registered with the same EIN but not to the personal accounts of any member.

LETTER OF INTENT

A Letter of Intent ("LOI") lets you purchase at a discounted sales charge level even though you do not yet have sufficient investments to qualify for that discount level. An LOI is a commitment by you to invest a specified dollar amount during a 13-month period. The amount you agree to invest determines the sales charge you pay. Under an LOI, you can reduce the initial sales charge on Class A share purchases based on the total amount you agree to invest in both Class A and Class B shares during the 13 month period. Purchases made up to 90 days before the date of the LOI may be included.

Your LOI can be amended in two ways. First, you may file an amended LOI to raise or lower the LOI amount during the 13 month period. Second, your LOI will be automatically amended if you invest more than your LOI amount during the 13-month period and qualify for an additional sales charge reduction.

By purchasing under an LOI, you acknowledge and agree to the following:

-You authorize First Investors to reserve 5% of your total intended investment in shares held in escrow in your name until the LOI is completed.

-First Investors is authorized to sell any or all of the escrow shares to satisfy any additional sales charges owed in the event you do not fulfill the LOI.

-Although you may exchange all your shares, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

oCLASS B SHARES

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within 6 years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a 6-year period, as shown in the chart below. Class B share money market fund shares are not sold directly. They can only be acquired through an exchange from another Class B fund account. Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after 8 years, reducing future annual expenses.

Generally, you should consider purchasing Class B shares if you intend to invest less than $250,000 and you would rather pay higher ongoing expenses than an initial sales charge.


                             CLASS B SALES CHARGES

        THE CDSC DECLINES OVER TIME AS SHOWN IN THE TABLE BELOW:
     ________________________________________________________________
        Year   1      2      3      4       5      6      7+
     ________________________________________________________________
        CDSC   4%     4%     3%     3%      2%     1%     0%
     ________________________________________________________________

If shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."

Anytime you sell shares, your shares will be redeemed in the following manner to ensure that you pay the lowest possible CDSC:

FIRST-Class B shares representing dividends and capital gains that are not subject to a CDSC.

SECOND-Class B shares held more than six years which are not subject to a CDSC.

THIRD-Class B shares held longest which will result in the lowest CDSC.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

SALES CHARGE WAIVERS ON CLASS B SHARES

The CDSC on Class B shares does not apply to:

1: Appreciation on redeemed shares above their original purchase price.

2: Redemptions due to death or disability (as defined in section 72(m)(7) of the Internal Revenue Code) requested within one year of death. Additional documentation is required.

3: Distributions from employee benefit plans due to termination or plan transfer.

4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5: Distributions upon reaching required minimum age 70 1/2 provided you have held the shares for at least three years.

6: Annual redemptions of up to 8% of your account's value redeemed by a Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

7: Shares redeemed from advisory accounts managed by or held by the Fund's investment advisor or any of its affiliates.

8: Tax-free returns of excess contributions from employee benefit plans.

9: Redemptions of non-retirement shares purchased with proceeds from the sale of shares of another fund group between April 29, 1996 and June 30, 1996 that did not pay a sales charge (other than money market fund accounts or retirement plan accounts).

10: Redemptions by the Fund when the account falls below the minimum.

11:  Redemptions  to pay  account  fees.

Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.

oHOW TO PAY

You can invest using one or more of the
following options:

-CHECK:
You can buy shares by writing a check payable to First Investors Corporation. If you are opening a new fund account, your check must meet the fund minimum. When making purchases to an existing account, remember to include your fund account number on your check.

-AUTOMATIC INVESTMENT PROGRAMS:

We offer several automatic investment programs to simplify investing.

-MONEY LINE:

With our Money Line program, you can open an account with as little as $50 a month or $600 each year in a FI Fund account by transferring funds electronically from your bank account. You can invest up to $10,000 a month through Money Line.

Money Line allows you to select the payment amount and frequency that is best for you. You can make automatic investments bi-weekly, semi-monthly, monthly, quarterly, semi-annually, or annually. The date you select as your Money Line investment date is the date on which shares will be purchased. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK ACCOUNT TWO BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.

HOW TO APPLY:

1: Complete the Electronic Funds Transfer ("EFT") section of the application to provide complete bank information and authorize EFT fund share purchases. Attach a voided check. A signature guarantee of all shareholders and bank account owners is required.

PLEASE ALLOW AT LEAST 10 BUSINESS DAYS FOR INITIAL PROCESSING.

2: Complete the Money Line section of the application to specify the amount, frequency and date of the investment.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP., ATTN: CONTROL DEPT., 581 MAIN STREET, WOODBRIDGE, NJ 07095-1198.

HOW TO CHANGE:

Provided you have telephone privileges, you may call Shareholder Services at 1
(800) 423-4026 to:

-Increase the payment up to $999.99.

-Decrease the payment.

-Discontinue the service.

To change investment amounts, reallocate or cancel Money Line, you must notify us at least 3 business days prior to the investment date.

You must send a signature guaranteed written request to Administrative Data Management Corp. to:

-Increase the payment to $1,000 or more.

-Change bank information.

A medallion signature guarantee (see Signature Guarantee Policy) is required to increase a Money Line payment to $2,500 or more. Changing banks or bank account numbers requires 10 days notice. Money Line service will be suspended upon notification that all account owners are deceased.

AUTOMATIC PAYROLL INVESTMENT: With our Automatic Payroll Investment service ("API") you can systematically purchase shares by salary reduction. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary. Contact your company payroll department to authorize the salary reductions. If not available, you may consider our Money Line program.

Shares purchased through API are bought at the offering price on the day the electronic transfer is received by the Fund.

HOW TO APPLY:

1: Complete an API Application.

2: Complete an API
Authorization Form.

3: Submit the paperwork to your registered representative or send it to:
ADMINISTRATIVE DATA MANAGEMENT CORP., ATTN: CONTROL DEPT., 581 MAIN STREET, WOODBRIDGE, NJ 07095-1198.

oWire Transfers:

You may purchase shares via a federal funds wire transfer from your bank account into your EXISTING First Investors account. Federal fund wire transfer proceeds are not subject to a holding period and are available to you immediately upon receipt, as long as we have been notified properly.

YOU MUST CALL US AT 1 (800) 423-4026 TO ADVISE US OF AN INCOMING FEDERAL FUNDS WIRE and provide us with the federal funds wire transfer confirmation number, the amount of the wire, and the fund account number to receive same day credit.

There are special rules for money market fund accounts. To wire federal funds to an existing First Investors account (other than money markets), instruct your bank to wire your investment to: FIRST FINANCIAL SAVINGS BANK, S.L.A. ABA # 221272604 ACCOUNT # 0306142 YOUR NAME YOUR FIRST INVESTORS FUND ACCOUNT#

oDISTRIBUTION CROSS-INVESTMENT:

You can invest the dividends and capital gains from one fund account, excluding the money market funds, into another fund account in the same class of shares. The shares will be purchased at the net asset value on the day after the record date of the distribution.

-You must invest at least $50 a month or $600 a year into a NEW account.

-A signature guarantee is required if the ownership on both accounts is not identical.

You may establish a Distribution Cross-Investment service by contacting your registered representative or calling Shareholder Services at 1 (800) 423-4026.

oSYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS:

You can invest Systematic Withdrawal Plan payments (see How to Sell Shares) from one fund account in shares of another fund account.

-Payments are invested without a sales charge.

-A signature guarantee is required if the ownership on both accounts is not identical.

-Both accounts must be in the same class of shares.

-You must invest at least $600 a year if into a new  account.

-You can invest on a monthly, quarterly, semi-annual, or annual basis.

Redemptions are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.

HOW TO SELL SHARES

You can sell your shares on any day the New York Stock Exchange is open for regular trading. In the mutual fund industry, a sale is referred to as a "redemption." Redemption proceeds are generally mailed within three days. If the shares being redeemed were purchased by check, payment may be delayed to verify that the check has been honored, which may take up to 15 days from the date of purchase. Shareholders may not redeem shares by telephone or electronic funds transfer unless the shares have been owned for at least 15 days.

Redemptions of shares are not subject to the 15 day verification period if the shares were purchased via:

-Automatic  Payroll  Investment

-FIC registered representative payroll checks -First Investors Life Insurance Company checks

-Federal funds wire payments
oREDEMPTION OPTIONS

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares. Call Shareholder Services at 1 (800) 423-4026 for more information.

WRITTEN REDEMPTIONS

You can write a letter of instruction or contact your First Investors registered representative for a liquidation request form. A written liquidation request in good order must include:

1:  The name of the fund;

2:  Your account number;

3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);

5: Original signatures of all owners exactly as your account is registered;

6:  Signature
guarantees, if required (see Signature Guarantee Policy).

Written redemption requests should be mailed to:

ADMINISTRATIVE DATA MANAGEMENT CORP.
581 MAIN STREET
WOODBRIDGE, NJ 07095-1198

TELEPHONE REDEMPTIONS

You, or any person we believe is authorized to act on your behalf, may redeem shares which have been owned for at least 15 days by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., EST, provided:

-Telephone privileges are available for your account registration (see Telephone Privileges);

-You have telephone privileges (see Telephone Privileges);

-You do not hold share certificates (issued shares);

-The redemption check is made payable to the registered owner(s) or pre-designated bank;

-The redemption check is mailed to your address of record;

-Your address of record has not changed within the past 60 days;

-The redemption amount is $50,000 or less; AND -The redemption amount, combined with the amount of all telephone redemptions made within the previous 30 days does not exceed $100,000.

ELECTRONIC FUNDS TRANSFER

The Electronic Funds Transfer ("EFT") service allows you to redeem shares and electronically transfer proceeds to your bank account.

YOU MUST ENROLL IN THE ELECTRONIC FUNDS TRANSFER SERVICE AND PROVIDE COMPLETE BANK ACCOUNT INFORMATION BEFORE USING THE PRIVILEGE. Signature guarantees of all shareholders and all bank account owners are required. Please allow at least 10 business days for initial processing. We will send any proceeds during the processing period to your address of record. Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may call Shareholder Services or send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which are held at least 15 days. Each EFT redemption:

1: Must be electronically transferred to your pre-designated bank account;

2: Must be at least $500;

3: Cannot exceed $50,000;

4: Cannot exceed $100,000 when added to the total amount of all EFT redemptions made within the previous 30 days.

If your redemption does not qualify for an EFT redemption, you may request to have the redemption proceeds mailed to you.

The Electronic Funds Transfer service may also be used to purchase shares (see Money Line) and transfer systematic withdrawal payments (see Systematic Withdrawal Plans) and dividend distributions (see Other Services) to your bank account.

SYSTEMATIC WITHDRAWAL PLANS

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount or percentage from your account on a regular basis. Your payments can be mailed to you or a pre-authorized payee by check, transferred to your bank account electronically (if you have enrolled in the EFT service) or invested in shares of another FI fund in the same class of shares through our Systematic Withdrawal Plan Payment investment service (see How to Buy Shares).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis. Your account must have a value of at least $5,000 in non-certificated shares ("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts. The minimum Systematic Withdrawal Plan payment is $25 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

Once you establish the Systematic Withdrawal Plan, you should not make additional investments into this account (except money market funds). Buying shares during the same period as you are selling shares is not advantageous to you because of sales charges.

If you own Class B shares, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without a CDSC.

If you own Class B shares of a retirement account and you are receiving your Required Minimum Distribution through a Systematic Withdrawal Plan, up to 8% of the value of your account may be redeemed annually without a CDSC. However, if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than 3 years and you have not reached age 70-1/2.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

oEXPEDITED WIRE  REDEMPTIONS  (MONEY MARKET FUNDS ONLY)

Enroll in our Expedited Redemption service to wire proceeds from your FI money market account to your bank account. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.

-Each wire under $5,000 is subject to a $10 fee. -Six wires of $5,000 or more are permitted without charge each month. Each additional wire is $10.00.

-Wires must be directed to your pre-authorized bank account.

HOW TO EXCHANGE SHARES

The exchange privilege gives you the flexibility to change investments as your goals change without incurring a sales charge. Since an exchange is a redemption and a purchase, it creates a gain or loss which is reportable for tax purposes. You should consult your tax advisor before requesting an exchange. Read the prospectus of the FI Fund you are purchasing carefully. Review the differences in objectives, policies, risk, privileges and restrictions.

______________________________________________________________________________
EXCHANGE METHODS
_______________________________________________________________________________

METHOD                       STEPS TO FOLLOW

Through Your FI
Registered Representative    Call your registered representative.
___________________________________________________________________________________
By Phone                     Call Special Services from 9:00 a.m. to 5:00 p.m., EST
(800) 342-6221               Orders  received after the close of the New York Stock
Exchange, usually 4:00       p.m., est, are processed the following business day.

                             1.You must have telephone privileges
                            (see Telephone Transactions)

                             2.Certificate shares cannot be exchanged by phone.

                             3.For trusts, estates, attorneys-in-fact, corporations,
                             partnerships, and other entities, additional documents
                             are required.
____________________________________________________________________________________
By Mail to:                  1.Send us written instructions signed by all account
ADM                          exactly as the account is registered.
owners                       2. Include your fund account number.
ATTN: EXCHANGE DEPT.         3. Indicate either the dollar amount, number of shares
581 MAIN STREET              or percent of the account you want to exchange.
WOODBRIDGE, NJ 07095-119     4. Specify the existing account number or the name of
                             the new Fund you are exchanging into.

                             5. Include any outstanding share certificates for the shares you want to exchange.

                             6. For trusts, estates, attorneys-in-fact, corporations,
                             partnerships, and other entities, additional documents
                             are required. Call Shareholder Services at 1 (800)
                             423-4026.
____________________________________________________________________________________

oEXCHANGE CONDITIONS

1: You may only exchange  shares within the same Class.

2: Exchanges can only be
made into identically owned accounts.

3: Partial exchanges into a new fund account must meet the new fund's minimum initial investment.

4: The fund you are exchanging into must be eligible for sale in your state.

5: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

6: Amounts
exchanged from a non-money market fund to a money market fund may be exchanged back at net asset value. Dividends earned from money market fund shares will be subject to a sales charge.

7: If you are exchanging from a money market fund to a fund with a sales charge, there will be a sales charge on any shares that were not previously subject to a sales charge. Your request must be in writing and include a statement acknowledging that a sales charge will be paid. If you exchange Class B shares of a fund for shares of a Class B money market fund, the CDSC will not be imposed and the holding period used to calculate the CDSC will carry over to the acquired shares.

8: FI Funds reserve the right to reject any exchange order which in the opinion of the Fund is part of a market timing strategy. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.

oEXCHANGING  FUNDS WITH AUTOMATIC  INVESTMENTS  OR  SYSTEMATIC  WITHDRAWALS

Let us know if you want to continue automatic investments into the original fund or the fund you are exchanging into ("receiving fund") or if you want to change the amount or allocation into both. Also inform us if you wish to continue, terminate, or change a preauthorized systematic withdrawal. Without specific instructions, we will amend account privileges as outlined below:

________________________________________________________________________________
                    EXCHANGE          EXCHANGE          EXCHANGE A
                    ALL SHARES TO     ALL SHARES TO     PORTION OF
                    ONE FUND          MULTIPLE          SHARES TO ONE OR
                                      FUNDS             MULTIPLE FUNDS
________________________________________________________________________________
MONEY LINE          ML moves to       ML stays with     ML stays with
(ML)                Receiving Fund    Original Fund     Original Fund


AUTOMATIC PAYROLL   API moves to      API Stays with    API stays with
INVESTMENT (API)    Receiving Fund    Original Fund     Original Fund


SYSTEMATIC          SWP moves to      SWP               SWP stays
WITHDRAWALS         Receiving Fund    Canceled          with Original Fund (SWP)
________________________________________________________________________________

WHEN AND HOW ARE FUND SHARES PRICED?

Each FI Fund prices its shares each day that the New York Stock Exchange ("NYSE") is open for trading. The share price is calculated as of the close of trading on the NYSE (generally 4:00 p.m., EST) except for shares of the money market funds which are priced as of 12:00 noon. These days are referred to as "Trading Days" in this Manual.

Each Fund calculates the net asset value of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class. The price that you will pay for a share is the NAV plus any applicable front-end sales charge. You receive the NAV price if you redeem or exchange your shares, less any applicable CDSC.

Fund prices are on our website (www.firstinvestors.com) the next day. The prices for our larger funds are also reported in many newspapers, including The Wall Street Journal and The New York Times. Special pricing procedures are employed during emergencies. For a description of these procedures you can request, free of charge, a copy of a Statement of Additional Information.

HOW ARE PURCHASE, REDEMPTION, AND EXCHANGE ORDERS PROCESSED AND PRICED?

The processing and price for a purchase, redemption or exchange depends upon how your order is placed. As indicated below, special rules apply to money market transactions.

oPURCHASES

Purchases that are made by written application or order are processed when they are received in "good order" by our Woodbridge, NJ office. To be in good order, all required paperwork must be completed and payment received. If your order is received prior to the close of trading on the NYSE, it will receive that day's price (except in the case of the money market funds which are discussed below). This procedure applies whether your purchase order is given to your registered representative or mailed directly by you to our Woodbridge, NJ office.

As described previously in "How to Buy Shares," certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both written application and the proceeds of the rollover. Thus, for example, if it takes 30 days for another fund group to send us the proceeds of a retirement account, your purchase of First Investors funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us by your broker/dealer. If you give your order to a First Investors registered representative before the close of trading on the NYSE and the order is phoned to our Woodbridge, NJ office prior to 5:00 p.m., EST, your shares will be purchased at that day's price (except money market funds which are discussed below). If you are buying a First Investors Fund through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements. Payment is due within three business days of placing an order by phone or electronic means or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your orders, you may arrange to open a money market account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

-Money Line purchases are processed on the dates you select on your application.

-Automatic Payroll Investment Service purchases are processed on the dates that we receive funds from your employer.

oREDEMPTIONS

As described previously in "How To Sell Shares", certain redemption orders may only be made by written instructions or application. Unless you have declined Telephone Privileges, most redemptions can be made by phone by you or your registered representative.

Written redemption orders will be processed when received in good order in our Woodbridge, NJ office. Phone redemption orders will be processed when received in our Woodbridge, NJ office.

If your redemption order is received prior to the close of trading on the NYSE, you will receive that day's price (except in the case of money market funds which are discussed below). If you are redeeming through a broker-dealer other than First Investors, other requirements may apply. Consult with your broker-dealer about its requirements.

oEXCHANGES

Exchanges can generally be made by written instructions or, unless you have declined Telephone Privileges, by phone by you or your registered representative. Exchange orders are processed when we receive them in good order in our Woodbridge, NJ office.

Exchange orders received prior to the close of trading on the NYSE will be processed at that day's prices (except in the case of exchanges into or out of money market funds which are discussed below).

oORDERS PLACED VIA FIRST INVESTORS REGISTERED REPRESENTATIVES

All orders placed through a First Investors registered representative must be reviewed and approved by a principal officer of the branch office before being mailed or transmitted to the Woodbridge, NJ office.

oORDERS PLACED VIA DEALERS

It is the responsibility of the Dealer to forward or transmit orders to the Fund promptly and accurately. A fund will not be liable for any change in the price per share due to the failure of the Dealer to place the order in a timely fashion. Any such disputes must be settled between you and the Dealer.

oSPECIAL RULES FOR MONEY MARKET FUNDS

A money market fund share purchase will not be made until we receive the funds for the purchase. The funds for the purchase will not be deemed to have been received until the morning of the next Trading Day following the Trading Day on which your purchase check is received in our Woodbridge, NJ office. If a check is received in our Woodbridge, NJ office after the close of regular trading on the NYSE, the funds for the purchase will not be deemed to have been received until the morning of the second following Trading Day.

If you make your purchase by wire transfer prior to 12:00 p.m., EST, and you have previously advised us that the wire is on the way, the funds for the purchase will be deemed to have been received on that same day. You must call beforehand and give us your name, account number, the amount of the wire, and a federal reference number documenting the transfer. If we fail to receive such advance notification, the funds for your purchase will not be deemed to have been received until the morning of the next Trading Day following receipt of the federal wire and your account information. To wire funds to an existing First Investors money market account, instruct your bank to wire your investment, as applicable, to: CASH MANAGEMENT FUND BANK OF NEW YORK ABA #021000018 ACCOUNT 8900005696 YOUR NAME YOUR FIRST INVESTORS ACCOUNT # TAX-EXEMPT MONEY MARKET FUND BANK OF NEW YORK ABA #021000018 ACCOUNT 8900023198 YOUR NAME YOUR FIRST INVESTORS ACCOUNT #

Purchases by Money Line and Automatic Payroll Investment are processed in the same manner as those in other Funds.

Requests for redemptions or exchanges out of or into our money market funds must be received in writing or by phone prior to 12:00 p.m., EST, on a Trading Day, to be processed the same day. Redemption or exchange orders received after 12:00 p.m., EST, but before the close of regular trading on the NYSE, will be processed on the morning of the following Trading Day.

RIGHT TO REJECT PURCHASE OR EXCHANGE ORDERS

A fund reserves the right to reject or restrict any specific purchase request if the fund determines that doing so is in the best interest of the fund and its shareholders. Investments in a fund are designed for long-term purposes and are not intended to provide a vehicle for short-term market timing. The funds also reserve the right to reject any exchange that in the funds' opinion is part of a market timing strategy. In the event that a fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

SIGNATURE GUARANTEE POLICY

A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from your First Investors registered representative or eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the New York Stock Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges Medallion Program ("SEMP"). Please note that a notary public stamp or seal is not acceptable. The words "Signature Guaranteed" must appear beside the signature of the guarantor.

-SIGNATURE GUARANTEES ARE REQUIRED:

1: For redemptions over $50,000.

2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record (unless the check is mailed to a financial institution on your behalf).

4: For redemptions when the address of record has changed within 60 days of the request.

5: When a stock certificate is mailed to an address other than the address of record or to the dealer on the account.

6: When shares are transferred to a new registration.

7: When issued shares are redeemed.

8: To establish any EFT service.

9: For requests to change the address of record to a P.O. box or a "c/o" street address.

10: If multiple account owners of one account give inconsistent instructions.

11: When a transaction requires additional legal documentation.

12: When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established.

13: When an address on an account which was coded "Do Not Mail" to suppress check and dividend mailings due to a previously unknown address is updated.

14: Any other instance whereby a fund or its transfer agent deems it necessary as a matter of prudence.

TELEPHONE SERVICES TELEPHONE EXCHANGES AND REDEMPTIONS 1 (800) 342-6221

You automatically receive telephone privileges when you open a First Investors individual, joint, or custodial account unless you decline the option on your account application or send the Fund written instructions. For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required. Call Shareholder Services at 1 (800) 423-4026 for assistance.

Telephone privileges allow you to exchange or redeem shares and authorize other transactions by calling Special Services at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m., EST, on any day the NYSE is open. Your First Investors registered representative may also use telephone privileges to execute your transactions.

oSECURITY MEASURES For your protection, the following security measures are taken:

1: Telephone requests are recorded to verify accuracy.

2: Some or all of
the following information is obtained:

-Account number -Address -Social security number

-Other information as deemed necessary

3: A written  confirmation of each
transaction  is mailed to you.

We will not be liable for following instructions if we reasonably believe the instructions are genuine based on our verification procedures.

oELIGIBILITY

NON-RETIREMENT  ACCOUNTS:

You can exchange or redeem shares of any non-retirement account by phone. Shares must be owned for 15 days for telephone redemption. Telephone exchanges and redemptions are not available on guardianship and conservatorship accounts.

RETIREMENT  ACCOUNTS:

You can exchange between shares of any participant directed IRA, 403(b) or 401(k) Simplifier plan where First Financial Savings Bank, S.L.A. is Custodian. You may also exchange shares from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file). Telephone exchanges are permitted on 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file with the fund. Contact your First Investors registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application. Telephone redemptions are not permitted on First Investors retirement accounts.

SHAREHOLDER SERVICES:
1 (800) 423-4026

PROVIDED YOU HAVE NOT DECLINED TELEPHONE PRIVILEGES, CALL US TO UPDATE OR
CORRECT:

-Your address or phone number.

-Your birth date (important for retirement distributions).

-Your distribution option to reinvest or pay in cash (non-retirement accounts only) or initiate cross reinvestment of dividends.

-The amount of your Money Line or Automatic Payroll Investment payment.

-The allocation of your Money Line or Automatic Payroll Investment  payment.

-The amount of your Systematic Withdrawal payment.

TO REQUEST:

-A duplicate copy of a statement or tax form.

-A history of your account (the fee can be debited from your non-retirement account).

-A share certificate to be mailed to your address of record.

-A stop payment on a dividend, redemption or money market check.

-Suspension (up to six months) or cancellation of Money Line.

-Cancellation of your Systematic Withdrawal Plan.

-Cancellation of cross-reinvestment of dividends.

-Money market fund draft checks.

OTHER SERVICES

oREINVESTMENT PRIVILEGE

If you sell some or all of your Class A or Class B shares, you may be entitled to reinvest all or a portion of the proceeds in the same class of shares of a FI fund within six months of the redemption without a sales charge.

If you reinvest proceeds into a new fund account, you must meet the fund's minimum initial investment requirement.

If you reinvest all the proceeds from a Class B share redemption, you will be credited, in additional shares, for the full amount of the CDSC. If you reinvest a portion of a Class B share redemption, you will be credited with a pro-rated percentage of the CDSC.

The reinstatement privilege does not apply to automated purchases, automated redemptions, or reinvestments in Class B shares of less than $1,000. Please notify us if you qualify for this privilege. For more information, call Shareholder Services at 1 (800) 423-4026.

oCERTIFICATE  SHARES

Every time you make a purchase of Class A shares, we will credit shares to your fund account. We do not issue shares certificates unless you specifically request them. Certificates are not issued on any Class B shares or on Class A money market funds.

Having us credit shares on your behalf eliminates the expense of replacing lost, stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged, you will be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.

In addition, certificated shares cannot be redeemed or exchanged until they are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.

oMoney Market Fund Draft Checks

Free draft check writing privileges are available when you open a First Investors Cash Management Fund or a First Investors Tax Exempt Money Market Fund account. Checks may be written for a minimum of $500. Draft checks are not available for Class B share accounts, retirement accounts, guardianships and conservatorships. Complete the Money Market Fund Check Redemption section of the account application to apply for draft checks. To order additional checks, call Shareholder Services at 1 (800) 423-4026.

Additional documentation is required to establish check writing privileges for trusts, corporations, partnerships and other entities. Call Shareholder Services at 1 (800) 423-4026 for further information.

_______________________________________________________________________________
FEE TABLE

Call Shareholder Services at 1 (800) 423-4026 or send your request to FIC, Attn:
Correspondence Dept., 581 Main Street, Woodbridge N.J. 07095-1198 to request a copy of the following records:

ACCOUNT HISTORY STATEMENTS                   CANCELLED CHECKS

1974 - 1982*   $10 per year fee              There is a $10 fee for a copy of a
1983 - present $5 total fee for all years    cancelled dividend, liquidation, or
Current &                                    investment check requested. There
Two Prior Years       Free                   cancelled money market draft check.

                                             DUPLICATE TAX FORMS

                                             Current Year     Free
                                             Prior Year(s)    $7.50 per tax form
                                                              per year
* ACCOUNT HISTORIES ARE NOT AVAILABLE
  PRIOR TO 1974.

oRETURN MAIL

If mail is returned to the fund marked undeliverable by the U.S. Postal Service after two consecutive mailings, and the fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information.

You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see Signature Guarantee Policy). Additional requirements may apply for certain accounts. Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned dividend checks and other distributions will be reinvested in the fund when an account's status has been changed to "Do Not Mail". No interest will be paid on outstanding checks prior to reinvestment. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your fund shares may be turned over to your state (in other words forfeited).

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules. A search company may be employed to locate a current address. The fund may deduct the costs associated with the search from your account.

oTRANSFERRING  SHARES

A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same fund. You can transfer your shares at any time.

To transfer shares, submit a letter of instruction including:

-Your account number.

-Dollar amount, percentage, or number of shares to be transferred.

-Existing account number receiving the shares (IF ANY).

-The name(s), registration, and taxpayer identification number of the customer receiving the shares.

-The signature of each account owner requesting the transfer with signature guarantee(s).

In addition, we will request that the transferee complete a Master Account Agreement to establish a brokerage account with First Investors Corporation and validate his or her social security number to avoid back-up withholding. If the transferee declines to complete an MAA, all transactions in the account must be on an unsolicited basis and the account will be so coded.

Depending upon your account registration, additional documentation may be required to transfer shares. Transfers due to the death or disability of a shareholder also require additional documentation. Please call our Shareholder Services Department at 1 (800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event. You should consult your tax advisor before initiating a transfer.

ACCOUNT STATEMENTS

oTRANSACTION CONFIRMATION STATEMENTS

You will receive a confirmation statement immediately after most transactions. These include:

-shareorder purchases

-check investments

-redemptions

-exchanges

-transfers

-systematic  withdrawals

Money Line and Automatic Payroll Investment purchases are not confirmed for each transaction. They will appear on your next regularly scheduled monthly or quarterly statement (see Dividend Schedule under "Dividends and Distributions").

A separate confirmation statement is generated for each fund account you own. It provides:

-Your fund account number -The date of the transaction

-A description of the transaction (PURCHASE, REDEMPTION, ETC.)

-The number of shares bought or sold for the transaction

-The dollar amount of the transaction

-The dollar amount of the dividend payment (IF APPLICABLE)

-The total share balance in the account -The dollar amount of any dividends or capital gains paid

-The number of shares held by you, held for you (INCLUDING ESCROW SHARES), and the total number of shares you own.

The confirmation statement also provides a perforated Investment Stub with your preprinted name, registration, and fund account number for future investments.

oMASTER ACCOUNT STATEMENTS

If First Investors Corporation is your broker, you will receive a Master Account Statement for all your identically owned First Investors fund accounts on at least a quarterly basis. The Master Account Statement will also include a recap of any First Investors Life Insurance and Executive Investors Trust accounts you may own. Joint accounts registered under your taxpayer identification number will appear on a separate Master Account Statement but may be mailed in the same envelope upon request.

The Master Account Statement provides the following information for each First Investors fund you own:

-fund name
-fund's  current market value

-total  distributions  paid  year-to-date
-total  number of shares owned

oANNUAL AND SEMI-ANNUAL REPORTS

You will also receive an Annual and a Semi-Annual Report. These financial reports show the assets, liabilities, revenues, expenses, and earnings of the fund as well as a detailed accounting of all portfolio holdings. You will receive one report per household.

DIVIDENDS AND DISTRIBUTIONS

oDIVIDENDS AND DISTRIBUTIONS

For funds that declare daily dividends, you start earning dividends on the day your purchase is made. For FI money market funds, you start earning dividends on the day federal funds are credited to your fund account. The funds declare dividends from net investment income and distribute the accrued earnings to shareholders as noted below:

________________________________________________________________________________
DIVIDEND PAYMENT SCHEDULE
________________________________________________________________________________
MONTHLY:                         QUARTERLY:             ANNUALLY (IF ANY):
Cash Management Fund             Blue Chip Fund         Global Fund
Fund for Income                  Growth & Income Fund   Special Situations Fund
Government Fund                  Total Return Fund      Mid-Cap Opportunity Fund
Insured Intermediate Tax-Exempt  Utilities Income Fund
Insured Tax Exempt Fund
Investment Grade Fund
High Yield Fund
Multi-State Insured Tax Free Fund
New York Insured Tax Free Fund
Tax-Exempt Money Market Fund
________________________________________________________________________________

Capital gains distributions, if any, are paid annually, usually near the end of the fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year. Dividend and capital gains distributions are automatically reinvested to purchase additional fund shares unless otherwise instructed. Dividend payments of less than $5.00 are automatically reinvested to purchase additional fund shares.

oBUYING A DIVIDEND

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend."

There is no advantage to buying a dividend because a fund's net asset value per share is reduced by the amount of the dividend.

TAX FORMS

TAX FORM                         DESCRIPTION                                            MAILED BY
_________________________________________________________________________________________________
1099-DIV       Consolidated report lists all taxable dividend and capital gains        January 31
               distributions for all of the  shareholder's accounts.  Also includes foreign taxes paid and any federal income tax withheld  due to backup withholding.
_________________________________________________________________________________________________
1099-B         Lists proceeds from all redemptions  including systematic               January
               31 withdrawals and exchanges.  A separate form is issued for each fund account.  Includes amount of federal income tax withheld due to backup withholding.
_________________________________________________________________________________________________
1099-R         Lists taxable distributions from a retirement account. A separate       January 31
               form is issued for each fund account. Includes federal
               income tax withheld due to IRS withholding requirements.
_________________________________________________________________________________________________
5498           Provided to shareholders who made an annual IRA                         May 31
               contribution or rollover purchase. Also provides the account's fair market value as of the last business day of the previous year.
               A separate form is issued for each fund account.
_________________________________________________________________________________________________
1042-S         Provided to non-resident  alien shareholders to report the amount       March 15
                of fund  dividends  paid and the amount of federal taxes
               withheld. A separate form is issued for each fund account.
_________________________________________________________________________________________________
Cost Basis     Uses the "average cost-single category" method to show the cost         January 31
Statement      basis of any shares sold or exchanged.  Information is provided to assist  shareholders in calculating capital gains or losses. A separate statement, included with Form 1099-B, is issued for each fund account.  This statement is not reported to the IRS and does not include money market funds or retirement accounts.
_________________________________________________________________________________________________
Tax Savings    Consolidated report lists all amounts not subject to federal,           January 31
Report for     state and local income tax for all the shareholder's accounts.
Non-Taxable    Also includes any amounts subject to alternative minimum tax.
Income
_________________________________________________________________________________________________
Tax Savings    Provides the percentage of income paid by each fund that may            January 31
Summary        be exempt from state income tax.
_________________________________________________________________________________________________


THE OUTLOOK

Today's strategies for tomorrow's goals are brought into focus in the OUTLOOK, the quarterly newsletter for clients of First Investors Corporation. This informative tool discusses the products and services we offer to help you take advantage of current market conditions and tax law changes. The OUTLOOK'S straight forward approach and timely articles make it a valuable resource. As always, your registered representative is available to provide you with additional information and assistance. Material contained in this publication should not be considered legal, financial, or other professional advice.

                              Principal Underwriter
                           First Investors Corporation
                                 95 Wall Street
                               New York, NY 10005
                                 Transfer Agent
                               Administrative Data
                                Management Corp.
                                 581 Main Street
                              Woodbridge, NJ 07095
                                 1-800-423-4026

                            PART C. OTHER INFORMATION


Item 23.   Exhibits
           --------

  (a)(i)   Articles of Restatement1

    (ii)   Articles Supplementary1

  (b)      Amended and Restated By-laws1

  (c) Shareholders' rights are contained in (a) Articles FIFTH and EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Article FOURTH of Registrant's Articles Supplementary to Articles of Incorporation dated October 20, 1994, previously filed as Exhibit 99.B1.2 to Registrant's Registration Statement and (c)
           Article II of Registrant's Amended and Restated By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

  (d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

  (e)      Underwriting   Agreement  between   Registrant  and  First  Investors
           Corporation1

  (f)      Bonus, profit sharing or pension plans - none

  (g)(i)   Custodian Agreement between Registrant and Irving Trust Company1

    (ii)   Supplement to Custodian Agreement1

  (h)(i)   Administration   Agreement   between   Registrant,   First  Investors
           Management   Company,   Inc.,   First   Investors   Corporation   and
           Administrative Data Management Corp.1

    (ii)   Schedule A to Administration Agreement2

  (i)      Consent of Counsel 3

  (j)(i)   Consent of independent accountants 3

    (ii)   Powers of Attorney1

  (k)      Financial statements omitted from prospectus - none

  (l)      Initial capital agreements - none

  (m)(i)   Amended and Restated Class A Distribution Plan1

    (ii)   Class B Distribution Plan1

  (n)      Financial Data Schedules 3

  (o)      18f-3 Plan1

---------
1 Incorporated by reference from Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 33-4935) filed on April 24, 1996.
2 Incorporated by reference from Post-Effective No. 25 to Registrant's Registration Statement (File No. 33-4935) filed on April 29, 1997.
3 Incorporated by reference from Post-Effective Amendment No. 28 to Registrant's Registration Statement (File NO. 33-4935) filed on January 22, 1999.

Item 24.   Persons Controlled by or Under Common Control with the Fund
           -----------------------------------------------------------

           There are no persons controlled by or under common control with the Fund.


Item 25.   Indemnification
           ---------------

           Article X, Section 1 of the By-Laws of Registrant provides as follows:

           Section 1. Every person who is or was an officer or director of the Corporation (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of negligence or misconduct, which shall be deemed to include willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for negligence or misconduct, within the meaning thereof as used herein, or in the event of a settlement, each director or officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payments made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon the prior determination by a resolution of two-thirds of the Board of Directors, who are not involved in the action, suit or proceeding that the director or officer has no liability by reason of negligence or misconduct within the meaning thereof as used herein, and provided further that if a majority of the members of the Board of Directors of the Corporation are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. Such a determination by the Board of Directors or by independent counsel, and the payment of amounts by the Corporation on the basis thereof, shall not prevent a stockholder from challenging such indemnification by appropriate legal proceedings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of negligence or misconduct within the meaning thereof as used herein. The foregoing rights and indemnification shall not be exclusive of any other rights to which any officer or director (or his heirs, executors and administrators) may be entitled to according to law.

           The Registrant's Investment Advisory Agreement provides as follows:

           The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

           The Registrant's Underwriting Agreement provides as follows:

           The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, directors, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

           Reference   is  hereby  made  to  the   Maryland   Corporations   and
Associations Annotated Code, Sections 2-417, 2-418 (1986).

           The general effect of this Indemnification will be to indemnify the officers and directors of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a director or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the director's or officer's office.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable. See Item 30 herein.

Item 26.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

           First Investors Management Company, Inc. offers investment management services and is a registered investment adviser. Affiliations of the officers and directors of the Investment Adviser are set forth in Part B, Statement of Additional Information, under "Directors and Officers."

Item 27.   Principal Underwriters
           ----------------------

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

           First Investors Cash Management Fund, Inc.
           First Investors Series Fund
           First Investors Fund For Income, Inc.
           First Investors Government Fund, Inc.
           First Investors Global Fund, Inc.
           First Investors Multi-State Insured Tax Free Fund
           First Investors New York Insured Tax Free Fund, Inc.
           First Investors Insured Tax Exempt Fund, Inc.
           First Investors Tax-Exempt Money Market Fund, Inc.
           First Investors U.S. Government Plus Fund
           First Investors Series Fund II, Inc.
             First Investors Life Variable Annuity Fund A
             First Investors Life Variable Annuity Fund C
             First Investors Life Variable Annuity Fund D
             First Investors Life Level Premium Variable Life Insurance
              (Separate Account B)

     (b)   The  following   persons  are  the  officers  and  directors  of  the
           Underwriter:

                                  Position and                Position and
Name and Principal                Office with First           Office with
Business Address                  Investors Corporation       Registrant
----------------                  ---------------------       ----------

Glenn O. Head                     Chairman                    President
95 Wall Street                    and Director                and Director
New York, NY 10005

Marvin M. Hecker                  President                   None
95 Wall Street
New York, NY  10005

John T. Sullivan                  Director                    Chairman of the
95 Wall Street                                                Board of Directors
New York, NY 10005

Joseph I. Benedek                 Treasurer                   Treasurer
581 Main Street
Woodbridge, NJ 07095

Lawrence A. Fauci                 Senior Vice President       None
95 Wall Street                    and Director
New York, NY 10005

Kathryn S. Head                   Vice President              Director
581 Main Street                   and Director
Woodbridge, NJ 07095

Louis Rinaldi                     Senior Vice                 None
581 Main Street                   President
Woodbridge, NJ 07095

Frederick Miller                  Senior Vice President       None
581 Main Street
Woodbridge, NJ 07095

Larry R. Lavoie                   Secretary and               Director
95 Wall Street                    General Counsel
New York, NY  10005

Matthew Smith                     Vice President              None
581 Main Street
Woodbridge, NJ 07095

Jeremiah J. Lyons                 Director                    None
56 Weston Avenue
Chatham, NJ  07928

Anne Condon                       Vice President              None
581 Main Street
Woodbridge, NJ 07095

Jane W. Kruzan                    Director                    None
232 Adair Street
Decatur, GA 30030

Elizabeth Reilly                  Vice President              None
581 Main Street
Woodbridge, NJ 07095

Robert Flanagan                   Vice President-             None
95 Wall Street                    Sales Administration
New York, Ny 10005

William M. Lipkus                 Chief Financial Officer     None
581 Main Street
Woodbridge, NJ 07095

     (c)   Not applicable


Item 28.   Location of Accounts and Records
           --------------------------------

           Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005 and administrative offices, 581 Main Street, Woodbridge, NJ 07095, except for those maintained by the Registrant's Custodian, The Bank of New York, 48 Wall Street, New York, NY 10286.


Item 29.   Management Services
           -------------------

           Not Applicable.

Item 30.   Undertakings
           ------------
           The Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Advisory Agreement and Underwriting Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders, upon request and without charge, to each person to whom a prospectus is delivered.

                                    SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant represents that this Post-Effective Amendment No. 29 meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 8th day of February, 1999.


                                       FIRST INVESTORS HIGH YIELD
                                       FUND, INC.


                                       By:/s/ Glenn O. Head
                                          -----------------
                                       Glenn O. Head
                                       President and Director


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Glenn O. Head              Principal Executive            February 8, 1999
-----------------------------
Glenn O. Head                  Officer and Director

/s/ Joseph I. Benedek          Principal Financial            February 8, 1999
-----------------------------
Joseph I. Benedek              and Accounting Officer

Kathryn S. Head*               Director                       February 8, 1999
-----------------------------
Kathryn S. Head

/s/ Larry R. Lavoie            Director                       February 8, 1999
-----------------------------
Larry R. Lavoie

Herbert Rubinstein*            Director                       February 8, 1999
-----------------------------
Herbert Rubinstein

Nancy Schaenen*                Director                       February 8, 1999
-----------------------------
Nancy Schaenen

James M. Srygley*              Director                       February 8, 1999
-----------------------------
James M. Srygley

John T. Sullivan*              Director                       February 8, 1999
-----------------------------
John T. Sullivan

Rex R. Reed*                   Director                       February 8, 1999
-----------------------------
Rex R. Reed

Robert F. Wentworth*           Director                       February 8, 1999
-----------------------------
Robert F. Wentworth





*By: /s/ Larry R. Lavoie
     -------------------
Larry R. Lavoie
Attorney-in-fact

                                 INDEX TO EXHIBITS

Exhibit
Number                  Description
------                  -----------

23(a)(i)                Articles of Restatemen1

23(a)(ii)               Articles Supplementary1

23(b)                   Amended and Restated By-laws1

23(c) Shareholders rights are contained in (a) Articles FIFTH and EIGHTH of Registrant's Articles of Restatement dated September 14, 1994, previously filed as Exhibit 99.B1.1 to Registrant's Registration Statement; (b) Articles FOURTH of Registrant's Articles Supplementary to Articles of Incorporation dated October 20, 1994, previously filed as Exhibit 99.B1.2 to Registrant's Registration Statement; and (c) Article II of Registrant's Amended and Restated By-Laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

23(d) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.1

23(e)                   Underwriting  Agreement  between  Registrant  and  First
                        Investors Corporation1

23(f)                   Bonus or Profit Sharing Contracts--None

23(g)(i)                Custodian  Agreement between Registrant and Irving Trust
                        Company(1)

23(g)(ii)               Supplement to Custodian Agreement1

23(h)(i)                Administration   Agreement  between  Registrant,   First
                        Investors Management Company, Inc., First Investors Corporation and Administrative Data Management Corp.1

23(h)(ii)               Schedule A to Administration Agreement2

23(i)                   Consent of counsel 3

23(j)(i)                Consent of independent accountants 3

23(j)(ii)               Powers of Attorney1

23(k)                   Omitted Financial Statements -- None

23(l)                   Initial Capital Agreements -- None

23(m)(i)                Amended and Restated Class A Distribution Plan1

23(m)(ii)               Class B Distribution Plan1

23(n)                   Financial Data Schedules 3

23(o)                   Rule 18f-3 Plan1

-------------------
1 Incorporated by reference from Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 33-4935) filed on April 24, 1996.

2 Incorporated by reference from Post-Effective Amendment No. 25 to Registrant's Registration Statement (File No. 33-4935) filed on April 29, 1997.

3      Incorporated  by  reference   fromPost-Effective   Amendment  No.  28  to
       REgistrant's REgistration Statement (File No. 33-4935) filed on January 22, 1999.